UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8056

Praxis Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46528
(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-977-2947

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Praxis Impact Bond Fund

Class A (MIIAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

How did the Fund perform during the reporting period?

    For the year ended – Dec. 31, 2024, the Praxis Impact Bond Fund Class A Shares (without load) returned 1.17%, underperforming the Bloomberg U.S. Aggregate Bond Index return of 1.25%.

Top Performance Contributors

Treasuries | Treasuries are on the restricted list and the absence of any treasuries in the Fund was a large performance contributor, as all spread sectors had positive excess returns in 2024.

Securitized Products | Overweight was a positive. Overweights to Asset Backed Securities (ABS), Agency Commercial Mortgage-Backed Securities (ACMBS) and Mortgage-Backed Securities (MBS) were each large contributors as these securities had solid performance in the year.

Corporates | Allocation overweight was a positive. The Fund holds more corporates than the index which was another large contributor to the Fund as corporate bond spreads decreased which increased relative performance.

Top Performance Detractors

Duration | The decision to have more duration than the index was a detractor for the performance of the Fund. The managers adjusted duration during the year to mitigate some of the impact, but the overall large increase in interest rates decreased the return.

Corporates | Individual security selection was a slight negative in the corporate sector and specifically within the financial institutions and industrial sectors. The managers generally chose less risky bonds in 2024 and those bonds had lower total returns than the riskier bonds of the index.

Local Authority | Underweight was a negative. The managers had less Local Authority bonds than the index and this sector performed well.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Impact Bond Fund - Class A - $10,642
Bloomberg U.S. Aggregate Bond Index - $11,432
$14,000
$12,000
$10,000
$8,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Impact Bond Fund - Class A	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$9,626	$10,000
Dec-2015	$9,657	$10,055
Dec-2016	$9,862	$10,321
Dec-2017	$10,168	$10,687
Dec-2018	$10,132	$10,688
Dec-2019	$10,917	$11,620
Dec-2020	$11,731	$12,492
Dec-2021	$11,469	$12,299
Dec-2022	$9,965	$10,699
Dec-2023	$10,520	$11,291
Dec-2024	$10,642	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class A
Without Load	1.17%	-0.51%	1.01%
With Load*	-2.64%	-1.27%	0.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$984,456,466
  Number of Portfolio Holdings528
  Advisory Fee $3,307,114
  Portfolio Turnover8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	28.1%
Corporate Notes	1.0%
Foreign Governments	5.0%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.6%
Money Market Funds	2.3%
Municipal Bonds	1.0%
U.S. Government Agencies	55.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	2.0%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 3.000%, due 07/1/52	1.4%
FNMA, 3.500%, due 05/1/52	1.4%
FHLB, 3.250%, due 11/16/28	1.3%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 4.500%, due 07/1/52	1.2%
FNMA, 2.500%, due 04/1/51	1.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Praxis Impact Bond Fund - Class A (MIIAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MIIAX

Praxis Impact Bond Fund

Class I (MIIIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.47%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis Impact Bond Fund Class I Shares returned 1.63%, outperforming the Bloomberg U.S. Aggregate Bond Index return of 1.25%.

Top Performance Contributors

Treasuries | Treasuries are on the restricted list and the absence of any treasuries in the Fund was a large performance contributor, as all spread sectors had positive excess returns in 2024.

Securitized Products | Overweight was a positive. Overweights to Asset Backed Securities (ABS), Agency Commercial Mortgage-Backed Securities (ACMBS) and Mortgage-Backed Securities (MBS) were each large contributors as these securities had solid performance in the year.

Corporates | Allocation overweight was a positive. The Fund holds more corporates than the index which was another large contributor to the Fund as corporate bond spreads decreased which increased relative performance.

Top Performance Detractors

Duration | The decision to have more duration than the index was a detractor for the performance of the Fund. The managers adjusted duration during the year to mitigate some of the impact, but the overall large increase in interest rates decreased the return.

Corporates | Individual security selection was a slight negative in the corporate sector and specifically within the financial institutions and industrial sectors. The managers generally chose less risky bonds in 2024 and those bonds had lower total returns than the riskier bonds of the index.

Local Authority | Underweight was a negative. The managers had less Local Authority bonds than the index and this sector performed well.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Impact Bond Fund - Class I - $115,101
Bloomberg U.S. Aggregate Bond Index - $114,317
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Impact Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$100,000	$100,000
Dec-2015	$100,620	$100,550
Dec-2016	$103,184	$103,212
Dec-2017	$106,880	$106,867
Dec-2018	$106,969	$106,879
Dec-2019	$115,686	$116,196
Dec-2020	$124,867	$124,918
Dec-2021	$122,460	$122,992
Dec-2022	$106,971	$106,991
Dec-2023	$113,251	$112,906
Dec-2024	$115,101	$114,317

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class I	1.63%	-0.10%	1.42%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$984,456,466
  Number of Portfolio Holdings528
  Advisory Fee $3,307,114
  Portfolio Turnover8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	28.1%
Corporate Notes	1.0%
Foreign Governments	5.0%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.6%
Money Market Funds	2.3%
Municipal Bonds	1.0%
U.S. Government Agencies	55.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	2.0%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 3.000%, due 07/1/52	1.4%
FNMA, 3.500%, due 05/1/52	1.4%
FHLB, 3.250%, due 11/16/28	1.3%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 4.500%, due 07/1/52	1.2%
FNMA, 2.500%, due 04/1/51	1.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Praxis Impact Bond Fund - Class I (MIIIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MIIIX

Praxis International Index Fund

Class A (MPLAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.02%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis International Index Fund Class A Shares (without load) returned 6.42%, outperforming the Morningstar Global ex-US Target Market Exposure NR Index return of 5.37%.

Top Performance Contributors

Information Technology l Overweight was a positive. Overweight in Taiwan Semiconductor was a lead contributor.

Energy l Underweight was a positive. Overweight to Galp Energia was a lead contributor.

Materials l Underweight was a positive.

Top Performance Detractors

Industrials l Underweight was a negative. Multiple restricted names were part of the reason for the performance detraction.

Real Estate l Overweight was a negative.

Currencies l The fund’s currency position was a slight negative.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis International Index - Class A - $14,528
Morningstar Global ex-US Target Market Exposure NR USD - $16,262
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis International Index - Class A	Morningstar Global ex-US Target Market Exposure NR USD
Dec-2014	$9,471	$10,000
Dec-2015	$8,925	$9,446
Dec-2016	$9,369	$9,889
Dec-2017	$11,709	$12,516
Dec-2018	$9,937	$10,820
Dec-2019	$11,880	$13,153
Dec-2020	$13,350	$14,560
Dec-2021	$14,314	$15,760
Dec-2022	$11,921	$13,345
Dec-2023	$13,651	$15,432
Dec-2024	$14,528	$16,262

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class A
Without Load	6.42%	4.11%	4.37%
With Load*	0.86%	2.98%	3.81%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$440,334,893
  Number of Portfolio Holdings496
  Advisory Fee $1,760,317
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.2%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	7.8%
Money Market Funds	0.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Other Country
28.8%
Japan
15.7%
United Kingdom
8.9%
Canada
7.7%
Taiwan
7.2%
France
6.2%
India
5.8%
Switzerland
5.4%
Australia
4.3%
Germany
4.2%
Cayman Islands
4.0%

Value	Value
Cayman Islands	4.0%
Germany	4.2%
Australia	4.3%
Switzerland	5.4%
India	5.8%
France	6.2%
Taiwan	7.2%
Canada	7.7%
United Kingdom	8.9%
Japan	15.7%
Other Country	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.9%
ICICI Bank Ltd. - ADR	1.7%
Infosys Ltd. - ADR	1.5%
Tencent Holdings Ltd. - ADR	1.4%
Wipro Ltd. - ADR	1.4%
HDFC Bank Ltd. - ADR	1.3%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Novo Nordisk A/S - ADR	1.2%
ASML Holding N.V.	1.1%
Samsung Electronics Co. Ltd.	1.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Praxis International Index Fund - Class A (MPLAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MPLAX

Praxis International Index Fund

Class I (MPLIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.56%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis International Index Fund Class I Shares returned 6.88%, outperforming the Morningstar Global ex-US Target Market Exposure NR Index return of 5.37%.

Top Performance Contributors

Information Technology l Overweight was a positive. Overweight in Taiwan Semiconductor was a lead contributor.

Energy l Underweight was a positive. Overweight to Galp Energia was a lead contributor.

Materials l Underweight was a positive.

Top Performance Detractors

Industrials l Underweight was a negative. Multiple restricted names were part of the reason for the performance detraction.

Real Estate l Overweight was a negative.

Currencies l The fund’s currency position was a slight negative.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis International Index - Class I - $162,809
Morningstar Global ex-US Target Market Exposure NR USD - $162,618
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis International Index - Class I	Morningstar Global ex-US Target Market Exposure NR USD
Dec-2014	$100,000	$100,000
Dec-2015	$94,812	$94,462
Dec-2016	$100,008	$98,886
Dec-2017	$125,682	$125,160
Dec-2018	$107,436	$108,204
Dec-2019	$129,406	$131,531
Dec-2020	$146,463	$145,600
Dec-2021	$157,935	$157,600
Dec-2022	$132,376	$133,451
Dec-2023	$152,327	$154,325
Dec-2024	$162,809	$162,618

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class I	6.88%	4.70%	4.99%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$440,334,893
  Number of Portfolio Holdings496
  Advisory Fee $1,760,317
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.2%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	7.8%
Money Market Funds	0.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Cayman Islands	4.0%
Germany	4.2%
Australia	4.3%
Switzerland	5.4%
India	5.8%
France	6.2%
Taiwan	7.2%
Canada	7.7%
United Kingdom	8.9%
Japan	15.7%
Other Country	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.9%
ICICI Bank Ltd. - ADR	1.7%
Infosys Ltd. - ADR	1.5%
Tencent Holdings Ltd. - ADR	1.4%
Wipro Ltd. - ADR	1.4%
HDFC Bank Ltd. - ADR	1.3%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Novo Nordisk A/S - ADR	1.2%
ASML Holding N.V.	1.1%
Samsung Electronics Co. Ltd.	1.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Praxis International Index Fund - Class I (MPLIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MPLIX

Praxis Value Index Fund

Class A (MVIAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.68%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis Value Index Fund Class A Shares (without load) returned 10.30%, underperforming the S&P 500® Value Index return of 12.29% and the CRSP U.S. Large Cap Value Index return of 16.00%.

Top Performance Contributors

Technology l Overweight was a positive. Overweights in Oracle, Broadcom, and Microsoft were lead contributors.

Communications l Overweight was a positive. Overweights in Fox, Verizon Communications, and Alphabet were lead contributors.

Top Performance Detractors

Financials l Specific underweights in restricted names Berkshire Hathaway and Wells Fargo were large detractors.

Industrials l Underweight was a negative. Restricted names General Electric, RTX, and GE Vernova were lead detractors.

Energy l Underweight was a negative. Restricted name Exxon Mobil and investments in ConocoPhillips and Schlumberger were lead detractors.

Consumer Staples l Underweight was a negative. Restricted names Philip Morris and Altria Group and investment in Walgreen Boots Alliance were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Value Index Fund - Class A - $22,814
S&P 500® Value Index - $25,950
CRSP U.S. Large Cap Value Index - $25,959
CRSP U.S. Total Market Index - $32,483
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Value Index Fund - Class A	S&P 500® Value Index	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2014	$9,478	$10,000	$10,000	$10,000
Dec-2015	$8,870	$9,687	$9,914	$10,040
Dec-2016	$10,301	$11,372	$11,592	$11,313
Dec-2017	$11,981	$13,119	$13,581	$13,710
Dec-2018	$10,966	$11,944	$12,848	$13,002
Dec-2019	$14,498	$15,758	$16,169	$17,011
Dec-2020	$15,017	$15,972	$16,535	$20,582
Dec-2021	$18,700	$19,949	$20,920	$25,877
Dec-2022	$17,231	$18,907	$20,498	$20,832
Dec-2023	$20,684	$23,110	$22,378	$26,244
Dec-2024	$22,814	$25,950	$25,959	$32,483

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class A
Without Load	10.30%	9.49%	9.18%
With Load*	4.54%	8.31%	8.60%
S&P 500® Value Index	12.29%	10.49%	10.01%
CRSP U.S. Large Cap Value Index	16.00%	9.93%	10.01%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$494,927,910
  Number of Portfolio Holdings313
  Advisory Fee $1,237,821
  Portfolio Turnover32%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	3.5%
Broadcom, Inc.	2.6%
Procter & Gamble Co. (The)	2.2%
Walmart, Inc.	2.1%
Johnson & Johnson	2.0%
Home Depot, Inc. (The)	1.8%
AbbVie, Inc.	1.6%
Bank of America Corp.	1.6%
Oracle Corp.	1.3%
Merck & Co., Inc.	1.3%

Material Fund Changes

Effective December 23, 2024, the Fund’s benchmark index changed from the S&P 500® Value Index to CRSP U.S. Large Cap Value Index. The Fund believes the new index provides a comparable representation of the large cap value market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

Praxis Value Index Fund - Class A (MVIAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MVIAX

Praxis Value Index Fund

Class I (MVIIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis Value Index Fund Class I Shares returned 10.65%, underperforming the S&P 500® Value Index return of 12.29% and the CRSP U.S. Large Cap Value Index return of 16.00%.

Top Performance Contributors

Technology l Overweight was a positive. Overweights in Oracle, Broadcom, and Microsoft were lead contributors.

Communications l Overweight was a positive. Overweights in Fox, Verizon Communications, and Alphabet were lead contributors.

Top Performance Detractors

Financials l Specific underweights in restricted names Berkshire Hathaway and Wells Fargo were large detractors.

Industrials l Underweight was a negative. Restricted names General Electric, RTX, and GE Vernova were lead detractors.

Energy l Underweight was a negative. Restricted name Exxon Mobil and investments in ConocoPhillips and Schlumberger were lead detractors.

Consumer Staples l Underweight was a negative. Restricted names Philip Morris and Altria Group and investment in Walgreen Boots Alliance were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Value Index Fund - Class I - $251,056
S&P 500® Value Index - $259,498
CRSP U.S. Large Cap Value Index - $259,594
CRSP U.S. Total Market Index - $324,825
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Value Index Fund - Class I	S&P 500® Value Index	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2014	$100,000	$100,000	$100,000	$100,000
Dec-2015	$93,998	$96,865	$99,142	$100,403
Dec-2016	$109,745	$113,719	$115,924	$113,130
Dec-2017	$128,306	$131,186	$135,813	$137,102
Dec-2018	$117,959	$119,441	$128,479	$130,017
Dec-2019	$156,578	$157,578	$161,693	$170,110
Dec-2020	$162,955	$159,720	$165,353	$205,821
Dec-2021	$203,817	$199,487	$209,196	$258,767
Dec-2022	$188,424	$189,072	$204,983	$208,325
Dec-2023	$226,898	$231,102	$223,780	$262,439
Dec-2024	$251,056	$259,498	$259,594	$324,825

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class I	10.65%	9.90%	9.64%
S&P 500® Value Index	12.29%	10.49%	10.01%
CRSP U.S. Large Cap Value Index	16.00%	9.93%	10.01%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$494,927,910
  Number of Portfolio Holdings313
  Advisory Fee $1,237,821
  Portfolio Turnover32%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	3.5%
Broadcom, Inc.	2.6%
Procter & Gamble Co. (The)	2.2%
Walmart, Inc.	2.1%
Johnson & Johnson	2.0%
Home Depot, Inc. (The)	1.8%
AbbVie, Inc.	1.6%
Bank of America Corp.	1.6%
Oracle Corp.	1.3%
Merck & Co., Inc.	1.3%

Material Fund Changes

Effective December 23, 2024, the Fund’s benchmark index changed from the S&P 500® Value Index to CRSP U.S. Large Cap Value Index. The Fund believes the new index provides a comparable representation of the large cap value market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

Praxis Value Index Fund - Class I (MVIIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MVIIX

Praxis Growth Index Fund

Class A (MGNDX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.63%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis Growth Index Fund Class A Shares (without load) returned 33.04%, underperforming the S&P 500® Growth Index return of 36.04% and outperforming the CRSP U.S. Large Cap Growth Index return of 32.73%.

Top Performance Contributors

Communications l Overweight was a positive. Overweights in Alphabet, Meta Platforms, and Netflix were lead contributors.

Technology l While overall underweight was a positive, specific overweights in Apple, Nvidia, and Oracle were lead contributors.

Consumer Staples l Slight overweight was a positive. Overweights in Walmart, Procter & Gamble, and were lead contributors.

Top Performance Detractors

Consumer Discretionary l Underweight was a negative. Underweights in Amazon (diversification rule), Tesla, and Lululemon Athletica were lead detractors.

Industrials l Underweight was a negative. Restricted names General Electric, Eaton, and Caterpillar were lead detractors.

Technology l Specific underweights in Microsoft (diversification rule) and Palantir Technologies (restricted list) were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Growth Index Fund - Class A - $37,639
S&P 500® Growth Index - $41,483
CRSP U.S. Large Cap Growth Index - $43,350
CRSP U.S. Total Market Index - $32,483
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Growth Index Fund - Class A	S&P 500® Growth Index	CRSP U.S. Large Cap Growth Index	CRSP U.S. Total Market Index
Dec-2014	$9,473	$10,000	$10,000	$10,000
Dec-2015	$9,824	$10,552	$10,338	$10,040
Dec-2016	$10,526	$11,280	$10,975	$11,313
Dec-2017	$13,293	$14,375	$14,032	$13,710
Dec-2018	$13,286	$14,374	$13,563	$13,002
Dec-2019	$17,464	$18,848	$18,624	$17,011
Dec-2020	$23,194	$25,157	$26,124	$20,582
Dec-2021	$30,522	$33,210	$33,255	$25,877
Dec-2022	$21,849	$23,444	$22,238	$20,832
Dec-2023	$28,291	$30,485	$32,659	$26,244
Dec-2024	$37,639	$41,483	$43,350	$32,483

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class A
Without Load	33.04%	16.60%	14.79%
With Load*	26.05%	15.35%	14.17%
S&P 500® Growth Index	36.04%	17.09%	15.29%
CRSP U.S. Large Cap Growth Index	32.73%	18.41%	15.80%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$673,781,784
  Number of Portfolio Holdings193
  Advisory Fee $1,439,231
  Portfolio Turnover16%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	1.2%
Money Market Funds	0.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	13.8%
NVIDIA Corp.	11.3%
Microsoft Corp.	8.0%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	4.7%
Tesla, Inc.	3.9%
Alphabet, Inc. - Class A	3.5%
Alphabet, Inc. - Class C	2.8%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.3%

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P 500® Growth Index to the CRSP U.S. Large Cap Growth Index. The Fund believes the new index provides a comparable representation of the large cap growth market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

Praxis Growth Index Fund - Class A (MGNDX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MGNDX

Praxis Growth Index Fund

Class I (MMDEX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.35%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis Growth Index Fund Class I Shares returned 33.44%, underperforming the S&P 500® Growth Index return of 36.04% and outperforming the CRSP U.S. Large Cap Growth Index return of 32.73%.

Top Performance Contributors

Communications l Overweight was a positive. Overweights in Alphabet, Meta Platforms, and Netflix were lead contributors.

Technology l While overall underweight was a positive, specific overweights in Apple, Nvidia, and Oracle were lead contributors.

Consumer Staples l Slight overweight was a positive. Overweights in Walmart, Procter & Gamble, and were lead contributors.

Top Performance Detractors

Consumer Discretionary l Underweight was a negative. Underweights in Amazon (diversification rule), Tesla, and Lululemon Athletica were lead detractors.

Industrials l Underweight was a negative. Restricted names General Electric, Eaton, and Caterpillar were lead detractors.

Technology l Specific underweights in Microsoft (diversification rule) and Palantir Technologies (restricted list) were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Growth Index Fund - Class I - $411,309
S&P 500® Growth Index - $414,826
CRSP U.S. Large Cap Growth Index - $433,504
CRSP U.S. Total Market Index - $324,825
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Growth Index Fund - Class I	S&P 500® Growth Index	CRSP U.S. Large Cap Growth Index	CRSP U.S. Total Market Index
Dec-2014	$100,000	$100,000	$100,000	$100,000
Dec-2015	$104,104	$105,524	$103,382	$100,403
Dec-2016	$112,034	$112,799	$109,747	$113,130
Dec-2017	$142,037	$143,750	$140,319	$137,102
Dec-2018	$142,587	$143,736	$135,633	$130,017
Dec-2019	$188,089	$188,482	$186,240	$170,110
Dec-2020	$250,520	$251,566	$261,236	$205,821
Dec-2021	$330,606	$332,097	$332,551	$258,767
Dec-2022	$237,440	$234,443	$222,385	$208,325
Dec-2023	$308,245	$304,855	$326,595	$262,439
Dec-2024	$411,309	$414,826	$433,504	$324,825

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class I	33.44%	16.94%	15.19%
S&P 500® Growth Index	36.04%	17.09%	15.29%
CRSP U.S. Large Cap Growth Index	32.73%	18.41%	15.80%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$673,781,784
  Number of Portfolio Holdings193
  Advisory Fee $1,439,231
  Portfolio Turnover16%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	1.2%
Money Market Funds	0.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	13.8%
NVIDIA Corp.	11.3%
Microsoft Corp.	8.0%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	4.7%
Tesla, Inc.	3.9%
Alphabet, Inc. - Class A	3.5%
Alphabet, Inc. - Class C	2.8%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.3%

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P 500® Growth Index to the CRSP U.S. Large Cap Growth Index. The Fund believes the new index provides a comparable representation of the large cap growth market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

Praxis Growth Index Fund - Class I (MMDEX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MMDEX

Praxis Small Cap Index Fund

Class A (MMSCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.03%

How did the Fund perform during the reporting period?

    For the year ended – Dec. 31, 2024, the Praxis Small Cap Index Fund Class A Shares (without load) returned 7.86%, underperforming the S&P SmallCap 600® Index return of 8.70% and the CRSP U.S. Small Cap Index return of 14.22%.

Top Performance Contributors

Consumer Discretionary l Overweight was a positive. Overweights in Abercrombie & Fitch, Adtalem Global Education, and Interface were lead contributors.

Health Care l Underweight was a positive. Underweights in Transmedics Group, Integra LifeSciences, and Inari Medical were lead contributors.

Technology l Overweight was a positive. Overweights in Interdigital Inc, Viasat, and Sanmina Corp were lead contributors.

Top Performance Detractors

Industrials l Overweight was a negative. Restricted names Geo Group, Moog, and AeroVironment were lead detractors.

Energy l Underweight was a negative. Restricted names CVR Energy, Archrock, and Comstock Resources were lead detractors.

Consumer Staples l Underweight was a negative. Investments in Andersons and Hims Hers Health along with no investment in restricted name e.l.f. Beauty were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Small Cap Index Fund - Class A - $16,767
S&P SmallCap 600® Index - $23,579
CRSP U.S. Small Cap Index - $23,805
CRSP U.S. Total Market Index - $32,483
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Small Cap Index Fund - Class A	S&P SmallCap 600® Index	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2014	$9,472	$10,000	$10,000	$10,000
Dec-2015	$9,043	$9,803	$9,632	$10,040
Dec-2016	$9,784	$12,406	$11,391	$11,313
Dec-2017	$10,830	$14,048	$13,240	$13,710
Dec-2018	$9,903	$12,856	$12,005	$13,002
Dec-2019	$12,019	$15,785	$15,289	$17,011
Dec-2020	$13,267	$17,567	$18,205	$20,582
Dec-2021	$16,787	$22,278	$21,430	$25,877
Dec-2022	$13,416	$18,692	$17,650	$20,832
Dec-2023	$15,545	$21,692	$20,842	$26,244
Dec-2024	$16,767	$23,579	$23,805	$32,483

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class A
Without Load	7.86%	6.89%	5.88%
With Load*	2.23%	5.74%	5.30%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
CRSP U.S. Small Cap Index	14.22%	9.26%	9.06%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$180,981,599
  Number of Portfolio Holdings662
  Advisory Fee (net of recoupments)$529,214
  Portfolio Turnover82%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	5.8%
Money Market Funds	1.7%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Murphy USA, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Badger Meter, Inc.	0.5%
SPS Commerce, Inc.	0.5%
Essential Utilities, Inc.	0.5%
Liberty Media Corp. - Liberty Formula One - Class C	0.5%
Smurfit WestRock plc	0.5%
Balchem Corp.	0.4%
CorVel Corp.	0.4%
Piper Sandler Cos.	0.4%

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P SmallCap 600® Index to the CRSP U.S. Small Cap Index. The Fund believes the new index provides a comparable representation of the small cap market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

Praxis Small Cap Index Fund - Class A (MMSCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MMSCX

Praxis Small Cap Index Fund

Class I (MMSIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.44%

How did the Fund perform during the reporting period?

     For the year ended – Dec. 31, 2024, the Praxis Small Cap Index Fund Class I Shares returned 8.49%, underperforming the S&P SmallCap 600® Index return of 8.70% and the CRSP U.S. Small Cap Index return of 14.22%.

Top Performance Contributors

Consumer Discretionary l Overweight was a positive. Overweights in Abercrombie & Fitch, Adtalem Global Education, and Interface were lead contributors.

Health Care l Underweight was a positive. Underweights in Transmedics Group, Integra LifeSciences, and Inari Medical were lead contributors.

Technology l Overweight was a positive. Overweights in Interdigital Inc, Viasat, and Sanmina Corp were lead contributors.

Top Performance Detractors

Industrials l Overweight was a negative. Restricted names Geo Group, Moog, and AeroVironment were lead detractors.

Energy l Underweight was a negative. Restricted names CVR Energy, Archrock, and Comstock Resources were lead detractors.

Consumer Staples l Underweight was a negative. Investments in Andersons and Hims Hers Health along with no investment in restricted name e.l.f. Beauty were lead detractors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Praxis Small Cap Index Fund - Class I - $188,436
S&P SmallCap 600® Index - $235,787
CRSP U.S. Small Cap Index - $238,051
CRSP U.S. Total Market Index - $324,825
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Small Cap Index Fund - Class I	S&P SmallCap 600® Index	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2014	$100,000	$100,000	$100,000	$100,000
Dec-2015	$96,010	$98,027	$96,319	$100,403
Dec-2016	$104,585	$124,059	$113,909	$113,130
Dec-2017	$116,322	$140,477	$132,404	$137,102
Dec-2018	$107,217	$128,563	$120,055	$130,017
Dec-2019	$130,935	$157,851	$152,890	$170,110
Dec-2020	$145,396	$175,668	$182,050	$205,821
Dec-2021	$185,178	$222,781	$214,298	$258,767
Dec-2022	$148,873	$186,917	$176,497	$208,325
Dec-2023	$173,688	$216,923	$208,419	$262,439
Dec-2024	$188,436	$235,787	$238,051	$324,825

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class I	8.49%	7.55%	6.54%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
CRSP U.S. Small Cap Index	14.22%	9.26%	9.06%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$180,981,599
  Number of Portfolio Holdings662
  Advisory Fee (net of recoupments)$529,214
  Portfolio Turnover82%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	5.8%
Money Market Funds	1.7%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Murphy USA, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Badger Meter, Inc.	0.5%
SPS Commerce, Inc.	0.5%
Essential Utilities, Inc.	0.5%
Liberty Media Corp. - Liberty Formula One - Class C	0.5%
Smurfit WestRock plc	0.5%
Balchem Corp.	0.4%
CorVel Corp.	0.4%
Piper Sandler Cos.	0.4%

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P SmallCap 600® Index to the CRSP U.S. Small Cap Index. The Fund believes the new index provides a comparable representation of the small cap market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

Praxis Small Cap Index Fund - Class I (MMSIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MMSIX

Praxis Genesis Conservative Portfolio

Class A (MCONX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.62%

How did the Fund perform during the reporting period?

     The Genesis Conservative Portfolio’s Class A Shares (without load) returned 5.16%, which underperformed the S&P Target Risk Conservative Index return of 6.59%.

     The underlying investments in the Genesis Portfolios are the Praxis Impact Bond Fund, the Praxis Growth Index Fund, the Praxis Value Index Fund, the Praxis Small Cap Index Fund, and the Praxis International Index Fund. These Funds are held in proportions matching the risk profile of each of the Genesis Portfolios. We take a long-term approach in assigning weights to the various underlying funds, relying on the premise that the higher risk equity funds are expected to generate higher long-term returns than the lower risk fixed income investments. 2024 was a year when the higher risk of stocks helped the performance for portfolios that had a higher stock allocation.

Top Performance Contributors

Praxis International Index Fund | The Fund outperformed its benchmark for the year and that benefited each of the Genesis Funds at their respective allocation.

Praxis Impact Bond Fund | The Fund outperformed its benchmark for the year and that benefited each of the Genesis Funds at their respective allocation.

Top Performance Detractors

Praxis Value Index Fund | The Fund underperformed its benchmark for the year with most of the difference caused by stocks on the restricted list and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Growth Index Fund | The Fund just outperformed its benchmark for the year with some of the difference caused by stocks on the restricted list and that performance hurt each of the Genesis Funds at their respective allocation.

Praxis Small Cap Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Genesis Conservative Portfolio - $13,274
S&P Target Risk Conservative Index - $14,832
Bloomberg U.S. Aggregate Bond Index - $11,432
CRSP U.S. Total Market Index - $32,483
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Genesis Conservative Portfolio	S&P Target Risk Conservative Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2014	$9,474	$10,000	$10,000	$10,000
Dec-2015	$9,397	$9,894	$10,055	$10,040
Dec-2016	$9,794	$10,397	$10,321	$11,313
Dec-2017	$10,613	$11,423	$10,687	$13,710
Dec-2018	$10,333	$11,111	$10,688	$13,002
Dec-2019	$11,691	$12,666	$11,620	$17,011
Dec-2020	$12,892	$13,890	$12,492	$20,582
Dec-2021	$13,462	$14,583	$12,299	$25,877
Dec-2022	$11,498	$12,543	$10,699	$20,832
Dec-2023	$12,622	$13,915	$11,291	$26,244
Dec-2024	$13,274	$14,832	$11,432	$32,483

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Conservative Portfolio
Without Load	5.16%	2.57%	3.43%
With Load*	-0.39%	1.47%	2.87%
S&P Target Risk Conservative Index	6.59%	3.21%	4.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$24,085,646
  Number of Portfolio Holdings6
  Advisory Fee $12,115
  Portfolio Turnover12%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	70.5%
Praxis Value Index Fund - Class I	9.2%
Praxis International Index Fund - Class I	9.0%
Praxis Growth Index Fund - Class I	8.9%
Praxis Small Cap Index Fund - Class I	2.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Praxis Genesis Conservative Portfolio - Class A (MCONX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MCONX

Praxis Genesis Balanced Portfolio

Class A (MBAPX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.46%

How did the Fund perform during the reporting period?

     The Genesis Balanced Portfolio’s Class A Shares (without load) return was 9.03%, which underperformed the S&P Target Risk Growth Index return of 10.73%.

     The underlying investments in the Genesis Portfolios are the Praxis Impact Bond Fund, the Praxis Growth Index Fund, the Praxis Value Index Fund, the Praxis Small Cap Index Fund, and the Praxis International Index Fund. These Funds are held in proportions matching the risk profile of each of the Genesis Portfolios. We take a long-term approach in assigning weights to the various underlying funds, relying on the premise that the higher risk equity funds are expected to generate higher long-term returns than the lower risk fixed income investments. 2024 was a year when the higher risk of stocks helped the performance for portfolios that had a higher stock allocation.

Top Performance Contributors

Praxis International Index Fund | The Fund outperformed its benchmark for the year and that benefited each of the Genesis Funds at their respective allocation.

Praxis Impact Bond Fund | The Fund outperformed its benchmark for the year and that benefited each of the Genesis Funds at their respective allocation.

Top Performance Detractors

Praxis Value Index Fund | The Fund underperformed its benchmark for the year with most of the difference caused by stocks on the restricted list and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Growth Index Fund | The Fund just outperformed its benchmark for the year with some of the difference caused by stocks on the restricted list and that performance hurt each of the Genesis Funds at their respective allocation.

Praxis Small Cap Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Genesis Balanced Portfolio - $16,727
S&P Target Risk Growth Index - $18,583
Bloomberg U.S. Aggregate Bond Index - $11,432
CRSP U.S. Total Market Index - $32,483
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Genesis Balanced Portfolio	S&P Target Risk Growth Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2014	$9,473	$10,000	$10,000	$10,000
Dec-2015	$9,308	$9,906	$10,055	$10,040
Dec-2016	$9,920	$10,567	$10,321	$11,313
Dec-2017	$11,247	$12,261	$10,687	$13,710
Dec-2018	$10,697	$11,564	$10,688	$13,002
Dec-2019	$12,681	$13,784	$11,620	$17,011
Dec-2020	$14,325	$15,415	$12,492	$20,582
Dec-2021	$16,011	$17,167	$12,299	$25,877
Dec-2022	$13,440	$14,545	$10,699	$20,832
Dec-2023	$15,342	$16,782	$11,291	$26,244
Dec-2024	$16,727	$18,583	$11,432	$32,483

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Balanced Portfolio
Without Load	9.03%	5.70%	5.85%
With Load*	3.32%	4.56%	5.28%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$94,180,838
  Number of Portfolio Holdings6
  Advisory Fee $46,971
  Portfolio Turnover13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	40.5%
Praxis International Index Fund - Class I	18.0%
Praxis Value Index Fund - Class I	16.0%
Praxis Growth Index Fund - Class I	15.6%
Praxis Small Cap Index Fund - Class I	9.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Praxis Genesis Balanced Portfolio - Class A (MBAPX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MBAPX

Praxis Genesis Growth Portfolio

Class A (MGAFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

How did the Fund perform during the reporting period?

     The Genesis Growth Portfolio’s Class A Shares (without load) return was 11.52%, which underperformed the S&P Target Risk Aggressive Index return of 13.49%.

     The underlying investments in the Genesis Portfolios are the Praxis Impact Bond Fund, the Praxis Growth Index Fund, the Praxis Value Index Fund, the Praxis Small Cap Index Fund, and the Praxis International Index Fund. These Funds are held in proportions matching the risk profile of each of the Genesis Portfolios. We take a long-term approach in assigning weights to the various underlying funds, relying on the premise that the higher risk equity funds are expected to generate higher long-term returns than the lower risk fixed income investments. 2024 was a year when the higher risk of stocks helped the performance for portfolios that had a higher stock allocation.

Top Performance Contributors

Praxis International Index Fund | The Fund outperformed its benchmark for the year and that benefited each of the Genesis Funds at their respective allocation.

Praxis Impact Bond Fund | The Fund outperformed its benchmark for the year and that benefited each of the Genesis Funds at their respective allocation.

Top Performance Detractors

Praxis Value Index Fund | The Fund underperformed its benchmark for the year with most of the difference caused by stocks on the restricted list and that underperformance hurt each of the Genesis Funds at their respective allocation.

Praxis Growth Index Fund | The Fund just outperformed its benchmark for the year with some of the difference caused by stocks on the restricted list and that performance hurt each of the Genesis Funds at their respective allocation.

Praxis Small Cap Index Fund | The Fund underperformed its benchmark for the year and that underperformance hurt each of the Genesis Funds at their respective allocation.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

Praxis Genesis Growth Portfolio - $19,136
S&P Target Risk Aggressive Index - $21,438
Bloomberg U.S. Aggregate Bond Index - $11,432
CRSP U.S. Total Market Index - $32,483
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Praxis Genesis Growth Portfolio	S&P Target Risk Aggressive Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2014	$9,478	$10,000	$10,000	$10,000
Dec-2015	$9,242	$9,921	$10,055	$10,040
Dec-2016	$9,965	$10,681	$10,321	$11,313
Dec-2017	$11,630	$12,830	$10,687	$13,710
Dec-2018	$10,872	$11,849	$10,688	$13,002
Dec-2019	$13,280	$14,549	$11,620	$17,011
Dec-2020	$15,151	$16,452	$12,492	$20,582
Dec-2021	$17,684	$19,022	$12,299	$25,877
Dec-2022	$14,668	$15,953	$10,699	$20,832
Dec-2023	$17,159	$18,889	$11,291	$26,244
Dec-2024	$19,136	$21,438	$11,432	$32,483

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Growth Portfolio
Without Load	11.52%	7.58%	7.28%
With Load*	5.64%	6.43%	6.70%
S&P Target Risk Aggressive Index	13.49%	8.06%	7.92%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Fund Statistics

  Net Assets$112,047,033
  Number of Portfolio Holdings6
  Advisory Fee $54,695
  Portfolio Turnover13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.1%
Praxis Value Index Fund - Class I	20.5%
Praxis Impact Bond Fund - Class I	20.4%
Praxis Growth Index Fund - Class I	20.0%
Praxis Small Cap Index Fund - Class I	15.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Praxis Genesis Growth Portfolio - Class A (MGAFX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxismutualfunds.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MGAFX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on the registrant’s website.

(f)	A copy of the Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The board of Trustees of the registrant has determined that the registrant has at least one “audit committee financial expert” as defined by Item 3 of Form N-CSR serving on its audit committee. Ms. Laura Berry is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are:

2023	2024
$132,500	$137,750

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are:

2023	2024
$36,300	$38,300

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are:

2023	2024
$36,300	$38,300

Tax fees consisted of fees for tax compliance services during both years.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are:

2023	2024
$0	$0

Audit Committee’s Pre-Approval Policies

(e)(1) Audit Committee Pre-Approval Policies.

(A)	Audit Services

Before an auditor is engaged by the funds to render audit services, the committee shall review and approve the engagement (see also “delegation” below).

(B) Permissible Non-Audit Services

The committee shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the funds employ their auditor to render “permissible non-audit services” to the funds. (a “permissible non-audit service” is defined as a non-audit service that is not prohibited by rule 2-01(c)(4) of regulation s-x or other applicable law or regulation.) The committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds (an “adviser-affiliated service provider”), employ the funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the funds. As a part of its review, the committee shall consider whether the provision of such services is consistent with the auditor’s independence (see also “delegation” below). Pre-approval by the committee of non-audit services is not required so Long as:

(1) (a) with respect to the funds, the aggregate amount of all such permissible non-audit services provided to the funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the funds during the fiscal year in which the services are provided; (b) with respect to the adviser and any adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the committee) paid to the auditor by the funds, the adviser and any adviser-affiliated service provider during the fiscal year in which the services are provided;

(2) such services were not recognized by the funds at the time of the engagement to be non-audit services; and

(3) such services are promptly brought to the attention of the committee and approved prior to the completion of the audit by the committee or its delegate(s) (as defined below).

(C) Delegation

The committee may delegate to one or more of its members (“delegates”) authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the funds, or the provision of non- audit services to the adviser or any adviser-affiliated service provider. Any pre-approval determination made by a delegate shall be presented to the full committee at its next meeting. The committee shall communicate any pre-approval made by it or a delegate to the fund administrator/fund accounting agent, who will ensure that the appropriate disclosure is made in the funds’ periodic reports and other documents as required under the federal securities laws.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $36,300 for the December 31, 2023 fiscal year and $37,300 for December 31, 2022 fiscal year.

(h) The audit committee considered the non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Praxis Investment Management

Annual financial statements and additional information

for the 12 months ended Dec. 31, 2024

Praxis Funds	**Class A**	**Class I**
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	**Class A**
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis®

An Everence Company

Table of Contents

Praxis Impact Bond Fund
Schedule of Investments	1
Praxis International Index Fund
Schedule of Investments	9
Praxis Value Index Fund
Schedule of Investments	15
Praxis Growth Index Fund
Schedule of Investments	20
Praxis Small Cap Index Fund
Schedule of Investments	24
Praxis Genesis Conservative Portfolio
Schedule of Investments	32
Praxis Genesis Balanced Portfolio
Schedule of Investments	33
Praxis Genesis Growth Portfolio
Schedule of Investments	34
Financial Statements
Statements of Assets & Liabilities	35
Statements of Operations	37
Statements of Changes in Net Assets	39
Financial Highlights	42
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	62
Additional Information	63

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

THIS PAGE INTENTIONALLY LEFT BLANK

Schedule of Investments

Praxis Impact Bond Fund

December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
MUNICIPAL BONDS — 1.0%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,033,987
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,378
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,001,770
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,386,969
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,251,079
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,118,698
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,106,275
TOTAL MUNICIPAL BONDS (COST $11,247,615)				$10,169,156

CORPORATE BONDS — 28.3%
APPAREL & TEXTILE PRODUCTS — 0.1%
VF Corp.	2.400%	04/23/25	536,000	530,156

ASSET MANAGEMENT — 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	726,896

AUTOMOTIVE — 0.2%
BorgWarner, Inc.	2.650%	07/01/27	601,000	571,668
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	658,938
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	191,876
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,098,347
				2,520,829
BANKING — 2.8%
Bank of America Corp., Series N (b)	4.271%	07/23/29	1,000,000	974,275
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,265,657
Bank of Montreal (c)	5.203%	02/01/28	1,750,000	1,763,596
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	1,960,052
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,732,511
Citigroup, Inc.	2.014%	01/25/26	1,000,000	997,775
Citigroup, Inc.	2.572%	06/03/31	2,000,000	1,743,123
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,250,008
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,508,607
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,801,631
KeyBank N.A. (c)	4.150%	08/08/25	1,000,000	994,863
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,484,059
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,497,955
PNC Financial Services Group, Inc. (The)	5.820%	06/12/29	1,000,000	1,017,455
Regions Financial Corp.	2.250%	05/18/25	1,000,000	989,940
State Street Corp.	7.350%	06/15/26	1,000,000	1,036,265
State Street Corp. (b)	4.164%	08/04/33	1,000,000	933,164
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	2,021,187

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 28.3%, continued
BANKING — 2.8%, continued
Truist Financial Corp. (SOFR + 60.90) (b)	1.267%	03/02/27	$1,000,000	$959,029
UBS AG London	5.650%	09/11/28	550,000	562,674
				27,493,826
BEVERAGES — 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	471,698
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	785,148
				1,256,846
BIOTECH & PHARMA — 0.4%
AbbVie, Inc.	2.950%	11/21/26	500,000	485,730
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,323,194
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	741,013
				3,549,937
CABLE & SATELLITE — 0.4%
Comcast Corp.	3.300%	04/01/27	500,000	485,723
Comcast Corp.	4.650%	02/15/33	1,000,000	965,893
Comcast Corp.	2.937%	11/01/56	672,000	391,398
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	374,049
WarnerMedia Holdings, Inc.	4.054%	03/15/29	1,500,000	1,395,674
				3,612,737
CHEMICALS — 0.5%
Air Products and Chemicals, Inc.	4.850%	02/08/34	1,000,000	976,342
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,108,949
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,496,250
Ecolab, Inc.	4.800%	03/24/30	140,000	140,174
Ecolab, Inc.	2.750%	08/18/55	1,470,000	862,896
Nutrien Ltd.	5.875%	12/01/36	840,000	853,531
				5,438,142
CONSTRUCTION MATERIALS — 0.0% (d)
Owens Corning	3.950%	08/15/29	300,000	285,748

CONSUMER SERVICES — 4.1%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	958,968
California Endowment (The)	2.498%	04/01/51	4,500,000	2,660,185
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	487,755
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,620,439
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	140,079
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,188,305
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,803,700
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,362,147
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,509,480
President & Fellows of Harvard College, Series 2024-A (c)	4.609%	02/15/35	2,000,000	1,941,430

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 28.3%, continued
CONSUMER SERVICES — 4.1%, continued
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	$3,961,000	$2,818,723
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	966,347
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	536,508
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,594,559
Stanford University California, Series 2017	3.647%	05/01/48	750,000	578,995
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,610,200
Trustees of Princeton University (The)	2.516%	07/01/50	6,650,000	4,134,705
University of Notre Dame, Series 2017	3.394%	02/15/48	3,749,000	2,769,527
W.K. Kellogg Foundation Trust, Series 2020 (a)	2.443%	10/01/50	3,950,000	2,328,009
Yale University (c)	2.402%	04/15/50	8,765,000	5,222,030
				40,232,091
CONTAINERS & PACKAGING — 0.3%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,570,560
Sonoco Products Co.	5.750%	11/01/40	1,000,000	982,657
				2,553,217
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	816,936

ELECTRIC UTILITIES — 4.4%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,306,565
Avista Corp.	4.000%	04/01/52	1,000,000	747,514
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,480,174	1,268,483
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	940,839
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	930,579
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,400,472
DTE Electric Co.	3.650%	03/01/52	750,000	547,279
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,494,746
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,546,245
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,658,884
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,146,348
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,237,905
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,162,067
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,250,058
Georgia Power Co., Series 2016-A	3.250%	04/01/26	1,000,000	982,957
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,183,865
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,136,427
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,361,162

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 28.3%, continued
ELECTRIC UTILITIES — 4.4%, continued
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	$38,945	$38,787
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,382,787
National Rural Utilities	1.350%	03/15/31	2,000,000	1,605,691
NextEra Energy Capital Holdings, Inc., Series K	6.051%	03/01/25	500,000	500,884
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,273,180
Northern States Power Co.	2.900%	03/01/50	1,500,000	959,625
NSTAR Electric Co.	3.950%	04/01/30	600,000	573,513
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,227,330
NY State Electric & Gas (a)	5.650%	08/15/28	1,650,000	1,687,993
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,095,415
Public Service Co.	3.700%	06/15/28	2,250,000	2,171,335
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,419,175
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	802,392
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	409,740
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	753,776
Solar Star Funding, LLC (a)	3.950%	06/30/35	220,350	197,045
Solar Star Funding, LLC (a)	5.375%	06/30/35	349,052	346,936
Southern California Edison	4.050%	03/15/42	1,165,000	942,099
Topaz Solar Farms, LLC (a)(c)	4.875%	09/30/39	201,569	186,901
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	484,072	471,781
Union Electric Co.	2.625%	03/15/51	2,000,000	1,180,257
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,253,637
				43,782,674
ELECTRICAL EQUIPMENT — 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,508,080
Roper Technologies, Inc.	2.000%	06/30/30	440,000	375,061
				1,883,141
FOOD — 1.0%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,496,535
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,327,048
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,496,018
Hormel Foods Corp. (c)	1.800%	06/11/30	2,250,000	1,921,627
Ingredion, Inc.	2.900%	06/01/30	1,000,000	898,131
Mars, Inc. (a)	4.650%	04/20/31	1,000,000	974,911
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,314,686
				9,428,956
FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
Suzano S.A.	5.500%	01/17/27	800,000	800,351

GAS & WATER UTILITIES — 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,346,873
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,009,443
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	259,745
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	990,417
				3,606,478

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 28.3%, continued
HEALTH CARE FACILITIES & SERVICES — 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	$1,500,000	$1,452,464

HOME & OFFICE PRODUCTS — 0.1%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	959,749

HOME CONSTRUCTION — 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	902,245

INSTITUTIONAL FINANCIAL SERVICES — 0.8%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,559,612
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	973,012
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,406,670
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,953,687
Morgan Stanley, Series I	5.449%	07/20/29	1,000,000	1,011,172
Morgan Stanley, Series I	2.699%	01/22/31	1,250,000	1,110,637
				8,014,790
INSURANCE — 3.8%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,104,133
AIG Global Funding, Series 2024-1 (a)	5.200%	01/12/29	500,000	502,770
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	998,144
American National Group, Inc.	5.750%	10/01/29	1,850,000	1,852,130
Athene Global Funding (a)	5.583%	01/09/29	785,000	793,938
F&G Global Funding (a)	2.300%	04/11/27	535,000	501,416
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	907,130
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,234,079
GA Global Funding Trust (a)	2.250%	01/06/27	2,000,000	1,892,640
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,226,755
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,028,297
Jackson National Life Global Funding (a)	1.750%	01/12/25	385,000	384,680
Jackson National Life Global Funding (a)	5.500%	01/09/26	1,250,000	1,255,737
Kemper Corp.	4.350%	02/15/25	1,250,000	1,246,538
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	990,575
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	2,500,000	1,668,913
Met Life Global Funding I (a)	5.150%	03/28/33	1,250,000	1,235,033
Mutual of Omaha Global, Series 2023-1 (a)	5.800%	07/27/26	385,000	389,805
Mutual of Omaha Global (a)	5.450%	12/12/28	365,000	368,872
New York Life Global Funding (a)	4.900%	06/13/28	3,000,000	3,013,529
Northwestern Mutual, Series 2023-3 (a)	4.900%	06/12/28	1,740,000	1,740,555
Pacific Life Global Funding II, Series 2020-1 (a)	1.200%	06/24/25	415,000	408,165

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 28.3%, continued
INSURANCE — 3.8%, continued
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	$1,000,000	$904,714
Pricoa Global Funding I (a)(c)	5.100%	05/30/28	2,000,000	2,017,298
Primerica, Inc.	2.800%	11/19/31	1,000,000	855,801
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,190,446
Protective Life Global Funding (a)	5.366%	01/06/26	500,000	503,090
Protective Life Global Funding (a)	5.209%	04/14/26	1,000,000	1,005,266
Prudential Financial, Inc.	1.500%	03/10/26	644,000	621,262
Prudential Funding Asia plc	3.125%	04/14/30	750,000	680,202
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,270,422
RGA Global Funding (a)	5.500%	01/11/31	1,000,000	1,010,504
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,175,997
Sammons Financial Group, Inc. (a)	6.875%	04/15/34	1,000,000	1,044,956
Trustage Financial Group, Inc. (a)	4.625%	04/15/32	400,000	365,406
				37,389,198
LEISURE FACILITIES & SERVICES — 0.2%
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	974,008
Starbucks Corp.	2.450%	06/15/26	1,000,000	969,787
				1,943,795
MACHINERY — 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	665,652
John Deere Capital Corp.	1.750%	03/09/27	250,000	235,475
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,201,089
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,627,435
				3,729,651
MEDICAL EQUIPMENT & DEVICES — 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,104,365

PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	888,277

PIPELINES — 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,200,000	948,510

REITS — 3.2%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	576,019
Agree Ltd. Partnership	4.800%	10/01/32	715,000	685,340
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	823,254
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,171,824
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	1,991,746
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,216,310
Camden Property Trust	2.800%	05/15/30	1,500,000	1,346,178

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 28.3%, continued
REITS — 3.2%, continued
Digital Realty Trust, L.P.	5.550%	01/15/28	$2,250,000	$2,286,312
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,221,690
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,263,027
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	250,105
Federal Realty Investment Trust	1.250%	02/15/26	515,000	494,376
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,515,148
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,357,837
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,553,519
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,297,231
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,685,557
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,255,000	1,042,329
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,373,202
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,446,685
Realty Income Corp.	4.700%	12/15/28	1,000,000	994,989
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	498,100
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,421,890
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	420,406
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	747,001
UDR, Inc.	1.900%	03/15/33	1,500,000	1,152,432
Vornado Realty, L.P.	3.500%	01/15/25	567,000	566,370
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,235,856
				31,634,733
RETAIL - CONSUMER STAPLES — 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	903,234
Walmart, Inc.	1.800%	09/22/31	500,000	417,345
				1,320,579
RETAIL - DISCRETIONARY — 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	725,652
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	874,742
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	310,852
Lowe’s Cos., Inc. (c)	5.625%	04/15/53	1,000,000	960,988
				2,872,234
SEMICONDUCTORS — 0.2%
Intel Corp.	4.150%	08/05/32	1,000,000	910,244
Intel Corp.	3.734%	12/08/47	1,000,000	659,500
NVIDIA Corp.	2.850%	04/01/30	500,000	458,209
				2,027,953
SOFTWARE — 0.3%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,769,290
Microsoft Corp.	2.921%	03/17/52	1,000,000	660,633
				3,429,923
SPECIALTY FINANCE — 0.8%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	941,596
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,191,012
Low Income Investment Fund	3.386%	07/01/26	115,000	111,405

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 28.3%, continued
SPECIALTY FINANCE — 0.8%, continued
Low Income Investment Fund, Series 2019	3.711%	07/01/29	$1,985,000	$1,835,220
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,597,508
				7,676,741
STEEL — 0.0% (d)
Nucor Corp.	2.000%	06/01/25	460,000	454,386

TECHNOLOGY HARDWARE — 0.5%
Apple, Inc. (c)	3.000%	06/20/27	1,000,000	969,779
Apple, Inc.	2.650%	05/11/50	1,000,000	621,259
Apple, Inc.	2.650%	02/08/51	2,000,000	1,233,906
HP, Inc.	4.750%	01/15/28	1,100,000	1,098,499
HP, Inc.	4.000%	04/15/29	915,000	877,134
				4,800,577
TECHNOLOGY SERVICES — 0.2%
Experian Finance plc (a)	2.750%	03/08/30	635,000	569,032
Moody’s Corp.	3.250%	05/20/50	500,000	332,625
Moody’s Corp.	3.750%	02/25/52	1,000,000	735,069
				1,636,726
TELECOMMUNICATIONS — 0.5%
AT&T, Inc.	5.250%	03/01/37	500,000	488,652
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,736,056
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	964,509
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	829,512
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,066,856
				5,085,585
TRANSPORTATION & LOGISTICS — 0.9%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,133,542
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,519,744
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	912,081
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	970,096
Penske Truck Leasing Co. (a)	5.750%	05/24/26	500,000	505,099
TTX Co. (a)	4.600%	02/01/49	280,000	241,555
TTX Co. (a)	5.650%	12/01/52	500,000	505,528
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,831,716
				8,619,361
TRANSPORTATION EQUIPMENT — 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,279,002

WHOLESALE - CONSUMER STAPLES — 0.2%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	387,499
Sysco Corp.	2.400%	02/15/30	1,750,000	1,543,427
				1,930,926

TOTAL CORPORATE BONDS (COST $313,706,493)				$278,620,731

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	1,400,000	1,378,138

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 1.0%, continued
COMMUNITY DEVELOPMENT — 1.0%, continued
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	$650,000	$629,479
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	1,200,000	1,122,053
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	432,066
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,719,300
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	550,000	511,632
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	993,295	853,582
Capital Impact Partners Investment (e)	5.750%	06/15/25	1,800,000	1,808,961
Capital Impact Partners Investment (e)	4.500%	12/15/25	550,000	549,575
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	502,798
TOTAL CORPORATE NOTES (COST $9,893,295)				$9,507,584

FOREIGN GOVERNMENTS — 5.0%
FOREIGN AGENCY — 1.0%
BNG Bank N.V. (a)(c)	0.500%	11/24/25	2,000,000	1,929,152
Kommunalbanken A.S. (a)	2.125%	02/11/25	1,000,000	997,335
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,345,477
				10,271,964
SUPRANATIONAL — 4.0%
African Development Bank	3.500%	09/18/29	2,000,000	1,919,139
Asian Development Bank	3.125%	09/26/28	1,000,000	958,880
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,151,325
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	199,330
European Investment Bank	2.125%	04/13/26	1,000,000	972,257
European Investment Bank	2.375%	05/24/27	4,000,000	3,816,721
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,973,571
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,759,905
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,742,040
International Bank for Reconstruction & Development	3.126%	11/20/25	1,000,000	988,427
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,845,713
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,885,315
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,023,139
International Development Association (a)	0.375%	09/23/25	2,000,000	1,941,855

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 5.0%, continued
SUPRANATIONAL — 4.0%, continued
International Development Association (a)(c)	0.876%	04/28/26	$2,000,000	$1,908,725
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,913,411
International Finance Corp., Series 2622	4.375%	01/15/27	1,000,000	999,391
				38,999,144

TOTAL FOREIGN GOVERNMENTS (COST $50,965,341)				$49,271,108

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% (d)
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $33,566)	2.853%	10/17/45	32,965	30,524

U.S. GOVERNMENT AGENCIES — 55.6%
DEVELOPMENT FINANCE CORPORATION — 0.7%
DFC	5.500%	09/15/26	291,667	291,667
DFC	1.590%	04/15/28	2,000,000	1,846,785
DFC	1.650%	04/15/28	3,500,000	3,271,173
DFC	3.130%	04/15/28	1,000,000	959,797
DFC	3.540%	06/15/30	323,544	312,580
DFC	3.520%	09/20/32	553,572	526,633
				7,208,635
FEDERAL HOME LOAN BANK — 7.5%
FHLB	1.250%	12/21/26	4,000,000	3,782,690
FHLB (c)	4.125%	01/15/27	7,000,000	6,989,940
FHLB	4.250%	12/10/27	11,000,000	10,984,646
FHLB	4.500%	03/10/28	3,000,000	3,011,357
FHLB	4.000%	06/30/28	3,200,000	3,175,854
FHLB	3.250%	11/16/28	13,000,000	12,543,665
FHLB	5.500%	07/15/36	18,620,000	19,805,264
FHLB	2.590%	03/19/40	4,000,000	2,847,022
FHLB	2.340%	03/26/40	1,000,000	695,497
FHLB	2.070%	06/29/40	1,715,000	1,138,071
FHLB	2.010%	07/16/40	2,685,000	1,758,928
FHLB	5.250%	03/11/44	7,200,000	7,212,280
				73,945,214
FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.2%
FHLMC	4.000%	10/01/25	1,910	1,904
FHLMC	2.875%	04/25/26	3,000,000	2,948,587
FHLMC	6.000%	04/01/27	16,623	16,764
FHLMC	2.500%	10/01/27	104,464	101,952
FHLMC	2.738%	04/25/29	1,804,104	1,740,699
FHLMC	2.939%	04/25/29	4,000,000	3,722,282
FHLMC	2.412%	08/25/29	5,780,000	5,245,484
FHLMC	7.000%	02/01/30	8,553	8,872
FHLMC	1.297%	06/25/30	13,000,000	10,869,932
FHLMC	7.500%	07/01/30	16,209	16,657
FHLMC	1.406%	08/25/30	2,000,000	1,671,674
FHLMC	1.503%	09/25/30	4,000,000	3,365,060
FHLMC	1.487%	11/25/30	14,982,000	12,495,623
FHLMC	1.878%	01/25/31	1,500,000	1,274,324
FHLMC	2.000%	01/25/31	3,000,000	2,552,512
FHLMC	7.000%	03/01/31	13,052	13,539
FHLMC	1.777%	10/25/31	5,000,000	4,143,049

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 55.6%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.2%, continued
FHLMC	2.154%	10/25/31	$4,000,000	$3,382,315
FHLMC	2.091%	11/25/31	2,500,000	2,100,605
FHLMC	2.127%	11/25/31	9,000,000	7,575,248
FHLMC	2.250%	01/25/32	5,000,000	4,222,842
FHLMC	2.450%	04/25/32	7,100,000	6,051,471
FHLMC	2.650%	05/25/32	12,450,000	10,747,896
FHLMC	6.250%	07/15/32	7,050,000	7,813,363
FHLMC	3.123%	08/25/32	5,710,000	5,083,236
FHLMC	3.000%	11/01/32	318,394	301,103
FHLMC	3.000%	11/01/32	239,624	226,748
FHLMC	5.500%	11/01/33	19,358	19,517
FHLMC (H15T1Y + 223.10) (b)	7.231%	05/01/34	19,274	19,927
FHLMC	1.783%	06/25/34	2,084,061	1,632,272
FHLMC	5.000%	07/01/35	36,368	35,962
FHLMC	4.500%	10/01/35	52,233	50,518
FHLMC	2.438%	02/25/36	4,000,000	3,118,909
FHLMC	5.500%	03/01/36	14,633	14,824
FHLMC	1.500%	04/01/36	4,475,931	3,858,831
FHLMC	5.500%	06/01/36	21,637	21,921
FHLMC	6.000%	06/01/36	18,816	19,227
FHLMC	5.500%	12/01/36	17,338	17,548
FHLMC	2.000%	02/01/37	3,620,860	3,198,288
FHLMC	6.000%	08/01/37	8,171	8,482
FHLMC	5.000%	03/01/38	90,587	90,217
FHLMC	0.000%	11/15/38	4,331,000	2,176,527
FHLMC	4.500%	06/01/39	95,821	93,022
FHLMC	5.000%	06/01/39	144,979	144,655
FHLMC	4.500%	07/01/39	93,029	90,312
FHLMC	4.500%	11/01/39	84,094	81,637
FHLMC	4.500%	09/01/40	129,861	125,911
FHLMC	4.500%	05/01/41	253,362	245,954
FHLMC	4.500%	07/01/41	292,291	283,750
FHLMC	5.000%	09/01/41	117,174	116,912
FHLMC	3.500%	10/01/41	141,316	129,110
FHLMC	4.000%	10/01/41	158,822	149,976
FHLMC	3.500%	02/01/42	256,436	233,968
FHLMC	4.000%	02/01/42	66,391	62,723
FHLMC	3.500%	06/01/42	290,863	265,377
FHLMC	3.500%	06/01/42	296,285	270,324
FHLMC	3.500%	08/01/42	345,064	314,825
FHLMC	3.000%	11/01/42	668,867	590,916
FHLMC	3.000%	01/01/43	375,577	331,804
FHLMC	3.000%	05/01/43	497,376	439,397
FHLMC	3.500%	10/01/44	288,939	261,246
FHLMC	3.500%	11/01/44	261,421	236,230
FHLMC	3.500%	04/01/45	328,222	295,369
FHLMC	3.000%	05/01/46	559,938	486,373
FHLMC	3.000%	12/01/46	1,398,913	1,215,284
FHLMC	3.500%	03/01/48	1,546,729	1,392,844
FHLMC	3.500%	03/01/49	425,769	382,615
FHLMC	3.500%	07/01/49	691,523	619,409
FHLMC	3.000%	09/01/49	809,144	698,750
FHLMC	3.000%	07/01/50	2,001,120	1,709,673
FHLMC	2.000%	08/01/50	2,879,338	2,262,900
FHLMC	2.050%	08/19/50	2,500,000	1,368,580
FHLMC	2.000%	01/01/51	7,094,374	5,571,133

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 55.6%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.2%, continued
FHLMC	2.500%	04/01/51	$6,935,134	$5,692,859
FHLMC	2.500%	09/01/51	2,746,464	2,254,837
FHLMC	2.000%	01/01/52	5,289,809	4,131,797
FHLMC	2.500%	02/01/52	5,795,788	4,740,852
FHLMC	2.000%	04/01/52	4,348,853	3,390,628
FHLMC	3.000%	04/01/52	5,059,880	4,308,387
FHLMC	2.500%	05/01/52	6,088,360	4,969,057
FHLMC	3.000%	05/01/52	8,612,437	7,324,653
FHLMC	3.000%	07/01/52	15,971,644	13,595,883
FHLMC	4.000%	07/01/52	5,177,281	4,744,720
FHLMC	4.000%	08/01/52	5,261,077	4,818,384
FHLMC	3.500%	09/01/52	11,547,047	10,232,151
FHLMC	4.000%	10/01/52	10,586,237	9,690,645
FHLMC	5.500%	05/01/53	6,066,290	5,995,843
				218,338,386
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.3%
FNMA	5.000%	04/01/25	780	778
FNMA	5.000%	07/01/25	1,314	1,309
FNMA	3.500%	10/01/25	3,996	3,966
FNMA	5.000%	10/01/25	2,874	2,865
FNMA	5.500%	11/01/25	5	5
FNMA	0.500%	11/07/25	6,934,000	6,717,422
FNMA	4.000%	03/01/26	25,999	25,848
FNMA	2.910%	04/01/26	3,000,000	2,939,242
FNMA	2.125%	04/24/26	2,000,000	1,944,776
FNMA	2.500%	09/01/27	111,818	109,156
FNMA	0.750%	10/08/27	8,000,000	7,260,372
FNMA	2.500%	11/01/27	190,666	185,851
FNMA	2.500%	01/01/28	124,236	120,915
FNMA (b)	3.303%	06/25/28	1,800,801	1,729,300
FNMA	3.543%	09/25/28	3,339,832	3,214,151
FNMA	2.530%	05/01/29	3,949,068	3,612,100
FNMA	2.522%	08/27/29	5,307,553	4,842,145
FNMA	1.470%	11/01/29	2,595,639	2,227,991
FNMA	0.875%	08/05/30	24,000,000	19,817,016
FNMA	6.625%	11/15/30	12,750,000	14,155,818
FNMA (b)	1.469%	11/25/30	3,000,000	2,484,399
FNMA (b)	1.382%	12/25/30	5,000,000	4,101,372
FNMA	1.245%	01/25/31	3,000,000	2,432,490
FNMA	1.410%	02/01/31	3,000,000	2,464,390
FNMA	1.375%	03/25/31	1,000,000	810,805
FNMA	2.000%	01/01/32	812,319	754,918
FNMA	3.000%	12/01/32	353,091	332,105
FNMA	4.501%	04/25/33	2,000,000	1,949,635
FNMA	6.000%	10/01/33	11,229	11,445
FNMA	5.500%	02/01/34	15,510	15,616
FNMA (H15T1Y + 211.70) (b)	6.850%	05/01/34	16,546	16,777
FNMA	6.000%	11/01/34	38,224	39,308
FNMA	5.500%	01/01/35	23,280	23,879
FNMA	2.500%	02/01/35	882,917	810,764
FNMA	5.000%	10/01/35	34,971	34,689
FNMA	5.500%	10/01/35	43,414	43,925
FNMA	6.000%	10/01/35	20,528	21,041
FNMA	5.500%	06/01/36	9,649	9,763
FNMA	6.000%	06/01/36	11,301	11,717
FNMA	5.500%	11/01/36	14,769	14,890

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 55.6%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.3%, continued
FNMA (RFUCCT1Y + 156.50) (b)	6.065%	05/01/37	$1,865	$1,869
FNMA	5.625%	07/15/37	14,250,000	15,256,580
FNMA	4.500%	09/01/40	76,961	74,614
FNMA	4.500%	10/01/40	76,812	74,469
FNMA	4.000%	12/01/40	201,194	189,831
FNMA	4.000%	01/01/41	143,944	135,813
FNMA	3.500%	02/01/41	210,751	192,311
FNMA	4.000%	10/01/41	106,388	100,378
FNMA	4.000%	11/01/41	124,858	117,805
FNMA	4.000%	12/01/41	150,160	141,674
FNMA	4.000%	12/01/41	216,897	204,189
FNMA	4.000%	01/01/42	474,161	449,755
FNMA	3.500%	05/01/42	247,090	225,140
FNMA	3.000%	06/01/42	465,563	410,767
FNMA	3.000%	08/01/42	356,350	314,453
FNMA	3.000%	08/01/42	375,895	331,703
FNMA	3.500%	12/01/42	496,884	452,737
FNMA	3.000%	06/01/43	425,729	375,631
FNMA	4.000%	12/01/44	576,083	538,706
FNMA	3.500%	05/01/45	653,341	589,880
FNMA	3.000%	04/01/46	553,280	480,983
FNMA	3.500%	11/01/46	927,469	833,594
FNMA	4.000%	10/01/48	420,948	390,185
FNMA	4.000%	11/01/48	1,149,327	1,060,579
FNMA	3.500%	05/01/49	347,428	310,838
FNMA	4.000%	06/01/49	530,884	485,739
FNMA	3.500%	08/01/49	1,417,925	1,272,429
FNMA	3.000%	09/01/49	774,559	668,966
FNMA	3.000%	06/01/50	1,601,699	1,367,141
FNMA	2.500%	07/01/50	2,640,419	2,179,710
FNMA	2.500%	08/01/50	1,867,890	1,538,030
FNMA	3.000%	08/01/50	2,834,634	2,439,829
FNMA	2.000%	11/01/50	4,769,335	3,747,049
FNMA	2.000%	01/01/51	8,536,140	6,664,125
FNMA	2.000%	02/01/51	5,059,933	3,970,606
FNMA	2.500%	04/01/51	14,211,347	11,685,950
FNMA	2.000%	08/01/51	12,021,648	9,408,910
FNMA	2.000%	11/01/51	4,980,798	3,897,658
FNMA	2.500%	12/01/51	7,949,432	6,521,714
FNMA	2.500%	05/01/52	5,215,816	4,258,991
FNMA	3.500%	05/01/52	7,172,514	6,356,525
FNMA	3.500%	05/01/52	15,104,537	13,386,806
FNMA	3.000%	07/01/52	4,424,657	3,765,642
FNMA	4.500%	07/01/52	12,634,309	11,906,802
FNMA	4.500%	08/01/52	5,912,327	5,572,090
FNMA	3.500%	09/01/52	4,437,315	3,929,341
FNMA	4.500%	10/01/52	6,822,814	6,430,423
FNMA	5.000%	04/01/53	9,719,724	9,384,658
FNMA	5.000%	06/01/53	3,780,781	3,655,898
FNMA	5.000%	10/01/53	6,521,423	6,297,948
				239,342,418
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.8%
GNMA	7.000%	12/20/30	5,525	5,656
GNMA	7.000%	10/20/31	4,026	4,223
GNMA	7.000%	03/20/32	18,773	19,220

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 55.6%, continued
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.8%, continued
GNMA (H15T1Y + 150.00) (b)	4.625%	01/20/34	$11,615	$11,733
GNMA	5.500%	10/20/38	4,677	4,580
GNMA	6.500%	11/20/38	2,923	2,992
GNMA	3.500%	08/20/52	3,848,075	3,441,608
GNMA	3.500%	11/20/52	4,470,380	3,998,176
				7,488,188
SMALL BUSINESS ADMINISTRATION — 0.0% (d)
SBA (Prime — 2.65) (b)	5.350%	02/25/32	4,234	4,204

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 0.1%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,436,935

TOTAL U.S. GOVERNMENT AGENCIES (COST $585,243,722)				$547,763,980

ASSET BACKED SECURITIES — 5.6%
Ahold Finance U.S.A., LLC	8.620%	01/02/25	1,999	1,999
Aligned Data Centers Issuer, LLC (a)	6.000%	08/17/48	1,510,000	1,532,146
American Tower Trust I (a)	3.652%	03/23/28	2,000,000	1,906,576
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	1,698,083	1,534,242
CLI Funding, LLC (a)	2.720%	01/18/47	1,019,689	914,305
CyrusOne Data Centers Issuer I, LLC (a)	4.500%	05/20/49	2,525,000	2,419,200
DB Master Finance, LLC (a)	2.493%	11/20/51	1,964,250	1,776,140
Domino’s Pizza Master Issuer, LLC (a)	4.474%	10/25/45	2,086,875	2,078,608
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,241,201
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,476,784
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	665,000	659,831
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	945,969
GoodLeap Sustainable Home Solutions Trust (a)	6.250%	06/20/57	1,647,612	1,611,702
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	834,094	720,555
Mosaic Solar Loans, LLC (a)	2.100%	04/20/46	675,770	585,724
Mosaic Solar Loans, LLC (a)	2.100%	04/22/47	700,757	565,716
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	700,932
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,494,646
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,120,401
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	519,072
SBA Tower Trust (a)	4.831%	10/15/29	1,750,000	1,667,760
SBA Tower Trust (a)	2.836%	01/15/50	282,000	281,711
SBA Tower Trust (a)	6.599%	11/15/52	880,000	902,534
SolarCity LMC, Series I, LLC (a)(e)	4.800%	12/20/26	144,325	143,161

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
December 31, 2024

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 5.6%, continued
Sunrun Artemis Issuer, LLC (a)	6.250%	07/30/59	$2,472,865	$2,419,341
SWTCH Energy, Inc. (a)	6.280%	03/25/54	600,000	611,294
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	4,195,000	4,040,513
Texas Electric Market Stabilization Funding N, LLC	5.057%	08/01/46	4,730,000	4,420,558
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	1,040,000	938,151
TIF Funding II, LLC (a)	1.650%	02/20/46	343,437	303,520
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	789,310	793,979
Tribute Rail, LLC (a)	4.760%	05/17/52	1,729,627	1,713,488
Trinity Rail Leasing, L.P. (a)	5.780%	05/19/54	2,944,787	2,963,691
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,192,187	1,060,815
Triton International Finance Funding III, LLC (a)	5.480%	05/22/34	1,415,625	1,407,253
Triumph Rail, LLC (a)	2.150%	06/19/51	1,710,167	1,597,117
USQ Rail III, LLC (a)	4.990%	09/28/54	739,660	712,637
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,300,000	2,180,287
Wendy’s Funding, LLC (a)	3.783%	06/15/49	667,439	651,810
Wendy’s Funding, LLC (a)	4.236%	03/15/52	1,218,750	1,163,674
TOTAL ASSET BACKED SECURITIES (COST $56,599,135)				$54,779,043

	Shares	Fair Value
MONEY MARKET FUNDS — 2.3%
First American Government Obligations Fund - Class X, 4.41% (f) (COST $22,450,881)	22,450,881	$22,450,881

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (f)(g) (COST $15,625,075)	15,625,075	$15,625,075

INVESTMENT COMPANIES — 0.3%
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,196,522

TOTAL INVESTMENTS - (COST $1,069,964,359) — 100.7%		$991,414,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7%)		(6,958,138)
NET ASSETS — 100.0%		$984,456,466

(a)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of December 31, 2024, these securities have a fair value of $99,129,615 or 10.1% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $15,267,611 (Note 8).
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid securities are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	$1,400,000	$1,378,138	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	650,000	629,479	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	1,200,000	1,122,053	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	432,066	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,719,300	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	550,000	511,632	0.1%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	993,295	853,582	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	1,800,000	1,808,961	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	550,000	549,575	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	502,798	0.0	%(d)
SolarCity LMC, Series I, LLC, 4.800%, 12/20/26	11/13/13	144,308	143,161	0.0	%(d)
		$10,037,603	$9,650,745	1.0%

(f)	The rate shown is the 7-day effective yield as of December 31, 2024.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

GMTN	— Global Medium-Term Note
H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
plc	— Public Liability Company
RFUCCT	— Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.3%
AUSTRALIA — 4.3%
ANZ Group Holdings Ltd.	40,646	$717,978
BlueScope Steel Ltd.	21,201	245,248
Brambles Ltd.	133,068	1,584,594
Coles Group Ltd.	19,663	229,890
Commonwealth Bank of Australia	29,614	2,808,904
Computershare Ltd.	20,272	425,967
CSL Ltd. - ADR	7,282	637,612
CSL Ltd.	3,640	634,370
Dexus	232,164	956,992
Goodman Group	44,189	974,745
GPT Group (The)	90,335	244,330
Mirvac Group	249,710	289,785
National Australia Bank Ltd.	36,653	841,633
Scentre Group	526,498	1,117,712
SEEK Ltd.	39,173	547,215
Sonic Healthcare Ltd.	28,099	469,737
Stockland	177,423	527,097
Transurban Group	349,776	2,898,744
Vicinity Centres	397,679	516,882
Washington H. Soul Pattinson & Co. Ltd.	16,345	346,182
Wesfarmers Ltd.	32,429	1,435,691
Woodside Energy Group Ltd.	39,075	594,940
		19,046,248
AUSTRIA — 0.2%
Erste Group Bank AG	3,804	235,105
Verbund AG	6,899	500,290
voestalpine AG	12,072	229,234
		964,629
BELGIUM — 0.7%
Elia Group S.A./N.V.	3,948	304,290
KBC Group N.V.	12,677	978,912
UCB S.A.	9,252	1,842,157
		3,125,359
BERMUDA — 0.5%
Credicorp Ltd.	9,750	1,787,370
Orient Overseas International Ltd.	22,500	333,445
		2,120,815
BRAZIL — 1.2%
Banco Bradesco S.A. - ADR	42,050	80,316
Banco do Brasil S.A. - ADR (a)	196,076	749,010
Banco Santander Brasil S.A. - ADR	119,088	465,634
Cia Energética de Minas Gerais - ADR	169,352	299,753
Cia Siderurgica Nacional S.A. - ADR	88,468	127,394
Suzano S.A. - ADR	98,543	997,255
Telefónica Brasil S.A. - ADR	228,675	1,726,496
TIM S.A. - ADR	67,746	796,693
		5,242,551
CANADA — 7.7%
Bank of Montreal (a)	17,350	1,683,817
Bank of Nova Scotia (The)	18,867	1,013,535
Cameco Corp.	22,409	1,151,599
Canadian Imperial Bank of Commerce	25,453	1,609,393
Canadian National Railway Co.	15,841	1,608,020
Canadian Natural Resources Ltd.	88,093	2,719,431
Canadian Pacific Kansas City Ltd.	17,465	1,263,942
CGI, Inc.	8,100	885,492

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CANADA — 7.7%, continued
Franco-Nevada Corp.	9,713	$1,142,152
Gildan Activewear, Inc.	18,362	863,932
Magna International, Inc.	10,497	438,670
Manulife Financial Corp.	75,463	2,317,469
Methanex Corp.	5,667	283,010
Nutrien Ltd.	9,683	433,314
RB Global, Inc. (a)	6,407	577,975
Restaurant Brands International, Inc.	11,589	755,371
Royal Bank of Canada	26,330	3,173,028
Shopify, Inc. - Class A (a)(b)	16,669	1,772,415
Sun Life Financial, Inc.	33,369	1,980,116
Teck Resources Ltd. - Class B	34,502	1,398,366
Thomson Reuters Corp.	19,692	3,158,203
Toronto-Dominion Bank (The)	26,490	1,410,328
West Fraser Timber Co. Ltd.	1,640	141,942
Wheaton Precious Metals Corp.	35,850	2,016,204
		33,797,724
CAYMAN ISLANDS — 4.0%
Alibaba Group Holding Ltd. - ADR	31,660	2,684,452
Autohome, Inc. - ADR	14,381	373,187
Baidu, Inc. - ADR (b)	7,113	599,697
China Literature Ltd. (b)	77,200	250,486
China Mengniu Dairy Co. Ltd.	113,000	255,487
CK Asset Holdings Ltd.	151,000	620,203
ENN Energy Holdings Ltd.	60,300	433,618
H World Group Ltd. - ADR	2,511	82,938
Li Auto, Inc. - ADR (a)(b)	21,497	515,713
Meituan - ADR (b)	41,086	1,594,548
NetEase, Inc. - ADR	8,958	799,143
NIO, Inc. - ADR (a)(b)	12,139	52,926
Shenzhou International Group Holdings Ltd.	61,800	493,340
Tencent Holdings Ltd. - ADR	114,280	6,077,410
Trip.com Group Ltd. - ADR (b)	19,946	1,369,492
Vipshop Holdings Ltd. - ADR	26,401	355,622
WuXi Biologics Cayman, Inc. (b)	330,000	746,113
XPeng, Inc. - ADR (a)(b)	27,625	326,528
		17,630,903
CHILE — 0.2%
Banco de Chile - ADR	18,637	422,687
Enel Chile S.A. - ADR	52,052	149,910
Sociedad Quimica y Minera de Chile S.A. - ADR (a)	14,060	511,221
		1,083,818
CHINA — 3.1%
Agricultural Bank of China Ltd. - H Shares	2,786,000	1,589,100
ANTA Sports Products Ltd.	54,600	547,290
Bank of China Ltd. - H Shares	3,583,000	1,831,486
BYD Co. Ltd. - ADR	6,004	408,092
BYD Co. Ltd. - H Shares	16,500	566,383
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	819,330
China Merchants Bank Co. Ltd. - H Shares	83,000	427,469
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	570,037
COSCO SHIPPING Holdings Co. Ltd. - H Shares	186,000	306,541
Guotai Junan Securities Co. Ltd. - H Shares	539,200	774,783
Haitian International Holdings Ltd.	62,000	168,438
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,177,284
Jiangsu Expressway Co. Ltd. - H Shares	1,248,000	1,378,695

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CHINA — 3.1%, continued
PICC Property & Casualty Co. Ltd. - H Shares	294,000	$464,092
Ping An Insurance Group Co. of China Ltd. - ADR	20,694	240,878
Ping An Insurance Group Co. of China Ltd. - H Shares	131,818	781,575
Postal Savings Bank of China Co. Ltd. - H Shares	615,000	362,666
Sinopharm Group Co. Ltd. - H Shares	382,000	1,047,633
Weichai Power Co. Ltd. - H Shares	171,000	261,565
		13,723,337
COLOMBIA — 0.4%
Bancolombia S.A. - ADR	55,765	1,757,155

DENMARK — 1.9%
A.P. Moller-Maersk A/S - Series B	187	309,235
Coloplast A/S - Series B	5,411	590,919
DSV A/S	4,551	966,567
Genmab A/S (b)	932	193,218
Novo Nordisk A/S - ADR	59,796	5,143,652
Novonesis (Novozymes) - B Shares	2,889	163,608
Orsted A/S (b)	8,891	400,388
Vestas Wind Systems A/S (b)	40,816	556,069
		8,323,656
FINLAND — 0.6%
Neste OYJ	72,394	909,331
Nokia Corp. - ADR (a)	203,176	900,070
Nordea Bank Abp	38,441	417,975
UPM-Kymmene OYJ	20,395	561,163
		2,788,539
FRANCE — 6.2%
Acciona SA	2,979	335,458
Accor S.A.	4,739	230,936
Air Liquide S.A. - ADR	1,459	47,053
Air Liquide S.A.	15,036	2,444,265
Arkema S.A.	1,887	143,778
AXA S.A.	33,469	1,189,947
Bureau Veritas S.A.	22,234	675,796
Canal+ S.A. (b)	46,775	118,879
Capgemini SE	5,810	951,882
Carrefour S.A.	40,913	581,928
Cie Generale des Etablissements Michelin SCA	32,714	1,077,701
Danone S.A. - ADR	20,260	271,279
Danone S.A.	20,742	1,399,274
Dassault Systemes SE	8,424	292,349
EssilorLuxottica S.A.	6,450	1,574,246
Eurofins Scientific SE	6,072	310,173
Getlink SE	46,322	739,242
Henkel AG & Co. KGaA	2,028	156,307
Hermes International SCA	830	1,996,540
Kering S.A. - ADR (a)	5,500	135,465
Kering S.A.	3,200	789,806
Klepierre S.A.	20,396	587,391
Legrand S.A.	15,771	1,536,419
L’Oreal S.A. - ADR	21,745	1,531,066
L’Oreal S.A.	1,380	488,711
Louis Hachette Group (b)	46,775	73,169
Publicis Groupe S.A.	12,555	1,339,651
Sartorius Sedim Biotech	1,603	313,360
Schneider Electric SE - ADR	5,840	289,898

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
FRANCE — 6.2%, continued
Schneider Electric SE	17,677	$4,411,467
Societe Generale S.A.	12,929	363,775
Unibail-Rodamco-Westfield - CDI	45,646	170,074
Veolia Environnement S.A.	6,731	189,037
Vivendi SE - ADR	7,047	46,017
Vivendi SE	46,775	124,678
Wendel SE	2,561	246,602
		27,173,619
GERMANY — 4.2%
adidas AG - ADR (a)	5,158	628,090
adidas AG	1,323	324,548
Allianz SE - ADR (a)	76,050	2,322,567
Allianz SE	5,268	1,614,836
Bayerische Moteren Werke AG - ADR	2	55
Bayerische Motoren Werke AG	2,017	165,029
Brenntag SE	17,802	1,067,419
Commerzbank AG	24,099	392,579
Continental AG	4,331	290,827
Covestro AG (b)	3,936	228,992
Deutsche Bank AG	7,201	124,132
Deutsche Boerse AG	7,444	1,715,058
Deutsche Post AG - ADR	9,971	347,988
Deutsche Post AG	14,726	518,377
Deutsche Telekom AG - ADR	30,009	895,769
Deutsche Telekom AG	25,629	767,038
Evonik Industries AG	18,750	324,964
Hannover Rueck SE	1,159	289,840
Mercedes-Benz Group AG	25,057	1,396,526
Merck KGaA	4,693	680,152
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	94,450	946,389
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	993,072
Sartorius AG	646	144,017
Siemens AG	5,931	1,158,551
Siemens Healthineers AG	4,023	213,382
Symrise AG	1,879	199,813
Telefonica Deutschland Holding AG	124,863	270,345
Vonovia SE	20,203	613,645
		18,634,000
HONG KONG — 2.3%
AAC Technologies Holdings, Inc.	92,000	444,207
AIA Group Ltd. - ADR	37,299	1,074,957
AIA Group Ltd.	57,569	417,314
BYD Electronic International Co. Ltd.	86,500	468,326
China Merchants Port Holdings Co. Ltd.	892,000	1,589,525
CLP Holdings Ltd.	49,000	411,979
Geely Automobile Holdings Ltd.	541,000	1,032,314
Guangdong Investment Ltd.	350,000	302,383
Hong Kong Exchanges & Clearing Ltd.	14,978	568,522
Kingsoft Corp. Ltd.	61,000	264,290
Lenovo Group Ltd.	754,000	978,584
Link REIT	23,900	101,088
Sino Land Co. Ltd.	482,000	487,173
Sun Hung Kai Properties Ltd.	120,500	1,158,199
Swire Properties Ltd.	87,800	178,841
Techtronic Industries Co. Ltd.	24,500	323,338
Want Want China Holdings Ltd.	174,000	102,160

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
HONG KONG — 2.3%, continued
Wharf Holdings Ltd. (The)	33,000	$92,839
		9,996,039
INDIA — 5.8%
HDFC Bank Ltd. - ADR	91,777	5,860,879
ICICI Bank Ltd. - ADR	245,727	7,337,408
Infosys Ltd. - ADR (a)	297,782	6,527,382
Wipro Ltd. - ADR (a)	1,684,818	5,964,256
		25,689,925
INDONESIA — 0.5%
Bank Mandiri Persero Tbk PT - ADR	87,101	1,201,123
Bank Rakyat Indonesia Persero Tbk PT - ADR	6,917	85,771
Telkom Indonesia Persero Tbk PT - ADR	66,965	1,101,574
		2,388,468
IRELAND — 0.6%
AIB Group plc	100,681	555,920
CRH plc	11,121	1,028,915
Smurfit WestRock plc	17,885	963,286
		2,548,121
ISRAEL — 0.6%
Check Point Software Technologies Ltd. (b)	2,999	559,913
CyberArk Software Ltd. (b)	2,342	780,237
ICL Group Ltd. (a)	148,461	733,398
Nice Ltd. - ADR (a)(b)	3,626	615,840
		2,689,388
ITALY — 2.2%
Enel S.p.A.	63,194	450,797
Generali	24,438	690,381
Intesa Sanpaolo S.p.A. - ADR	1	24
Intesa Sanpaolo S.p.A.	452,244	1,809,819
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	721,043
Moncler S.p.A.	10,592	559,391
Poste Italiane S.p.A.	51,414	725,431
Snam S.p.A.	250,989	1,112,069
Terna - Rete Elettrica Nazionale S.p.A.	199,413	1,574,150
UniCredit S.p.A.	49,517	1,976,217
		9,619,322
JAPAN — 15.7%
Advantest Corp.	19,200	1,122,342
Aeon Co. Ltd.	19,800	464,954
AGC, Inc.	7,700	226,325
Asahi Kasei Corp.	42,400	294,386
Astellas Pharma, Inc. - ADR	8,745	84,477
Astellas Pharma, Inc.	67,400	657,290
Bandai Namco Holdings, Inc.	22,000	528,360
Bridgestone Corp.	61,556	2,089,018
Brothers Industries Ltd.	29,100	498,867
Canon, Inc.	22,800	747,824
Chiba Bank Ltd. (The)	20,600	160,047
Chugai Pharmaceutical Co. Ltd.	13,500	600,482
Dai Nippon Printing Co. Ltd.	122,636	1,729,831
Daifuku Co. Ltd.	17,400	364,917
Dai-ichi Life Holdings, Inc.	16,346	439,942
Daiichi Sankyo Co. Ltd.	40,030	1,107,146
Daiwa House Industry Co. Ltd.	58,000	1,790,672
Daiwa Securities Group, Inc.	81,800	544,810

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 15.7%, continued
Denso Corp.	101,400	$1,427,066
Dentsu Group, Inc.	12,000	290,713
Disco Corp.	1,200	325,870
ENEOS Holdings, Inc.	163,300	857,540
FANUC Corp.	11,000	291,863
Fast Retailing Co. Ltd.	4,200	1,436,559
FUJIFILM Holdings Corp. - ADR	39,704	410,142
FUJIFILM Holdings Corp.	5,600	117,765
Fujitsu Ltd.	48,680	866,087
Hitachi Construction Machinery Co. Ltd.	7,800	174,340
Honda Motor Co. Ltd.	51,700	504,347
Hoya Corp. - ADR	1,273	157,852
Hoya Corp.	6,861	863,997
Hulic Co. Ltd.	33,900	295,155
Ibiden Co. Ltd.	11,500	348,981
Inpex Corp.	41,000	513,441
Japan Exchange Group, Inc.	26,000	292,467
Japan Post Bank Co. Ltd.	26,000	246,945
Japan Real Estate Investment Corp.	255	174,861
Kao Corp.	19,300	783,525
KDDI Corp. - ADR (a)	43,814	696,204
Keyence Corp.	3,200	1,314,361
Kubota Corp.	65,600	766,683
Kyocera Corp.	28,900	289,366
Mitsubishi Corp.	86,700	1,434,797
Mitsubishi Estate Co. Ltd.	36,400	509,042
Mitsubishi UFJ Financial Group, Inc. - ADR	5,599	65,620
Mitsubishi UFJ Financial Group, Inc.	275,109	3,227,506
Mitsui Fudosan Co. Ltd.	7,900	63,762
MS&AD Insurance Group Holdings, Inc.	31,500	690,453
Murata Manufacturing Co. Ltd.	50,000	813,309
Nidec Corp. - ADR (a)	47,560	212,118
Nidec Corp.	10,300	186,885
Nintendo Co. Ltd. - ADR	96,172	1,406,996
Nintendo Co. Ltd.	3,000	176,624
Nippon Prologis REIT, Inc.	350	495,802
Nippon Yusen KK	14,300	479,208
Nitori Holdings Co. Ltd.	1,800	213,173
Nomura Holdings, Inc.	51,900	307,176
Nomura Real Estate Holdings, Inc.	11,200	277,952
Nomura Real Estate Master Fund, Inc.	271	237,156
Nomura Research Institute Ltd.	10,900	322,738
Ono Pharmaceutical Co. Ltd.	33,500	347,985
Oracle Corp. Japan	3,200	308,203
Oriental Land Co. Ltd.	5,200	113,087
ORIX Corp.	16,800	363,864
Otsuka Holdings Co. Ltd.	7,700	420,843
Pan Pacific International Holdings Corp.	21,300	584,240
PDD Holdings, Inc. - ADR (b)	8,211	796,385
Recruit Holdings Co. Ltd.	33,150	2,347,978
Resona Holdings, Inc.	85,600	622,616
Ricoh Co. Ltd.	47,600	547,994
Seiko Epson Corp.	68,100	1,244,489
Sekisui House Ltd. - ADR	21,690	518,608
Sekisui House Ltd.	17,600	423,024
Seven & i Holdings Co. Ltd.	62,400	986,259
Shimadzu Corp.	28,000	793,818
Shimano, Inc.	1,784	242,514

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 15.7%, continued
Shin-Etsu Chemical Co. Ltd.	17,000	$572,173
Shionogi & Co. Ltd.	13,200	186,149
SoftBank Corp.	332,050	419,729
SoftBank Group Corp. - ADR	4,622	133,206
SoftBank Group Corp.	12,400	723,821
Sompo Holdings, Inc.	12,900	337,685
Sony Group Corp. - ADR	101,690	2,151,760
Sony Group Corp.	10,000	214,107
Sumitomo Corp.	58,754	1,279,996
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	88,295	1,279,395
Sumitomo Mitsui Financial Group, Inc.	39,600	947,273
Sumitomo Mitsui Trust Holdings, Inc.	39,200	919,768
Takeda Pharmaceutical Co. Ltd.	40,500	1,076,132
TDK Corp.	58,500	770,515
Terumo Corp.	21,944	427,023
Tokio Marine Holdings, Inc.	53,500	1,947,544
Tokyo Electron Ltd.	3,800	584,064
TOPPAN Holdings, Inc.	37,700	1,008,442
Toray Industries, Inc.	104,200	663,207
TOTO Ltd.	7,500	181,362
Toyota Motor Corp. - ADR (a)	7,929	1,543,063
USS Co. Ltd.	90,440	791,453
Yamaha Corp.	35,700	256,262
Yamaha Motor Co. Ltd.	146,800	1,310,323
Yokogawa Electric Corp.	36,800	794,697
		69,199,193
JERSEY — 0.3%
Experian plc - ADR	8,706	372,008
Experian plc	2,439	105,195
WPP plc	61,040	632,302
		1,109,505
MEXICO — 0.8%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	1,092,220
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	465,648
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	812,307
Grupo Financiero Banorte S.A.B. de C.V. - ADR	9,189	294,967
Wal-Mart de Mexico S.A.B. de C.V. - ADR	32,199	850,054
		3,515,196
NETHERLANDS — 2.0%
Adyen N.V. (b)	421	626,724
Akzo Nobel N.V. - ADR	2	40
Argenx SE - ADR (b)	1,526	938,490
ASML Holding N.V.	6,962	4,825,223
Havas N.V. (b)	46,775	78,616
NN Group N.V.	712	31,031
Prosus N.V.	23,786	944,984
Randstad N.V.	14,357	605,484
Stellantis N.V.	21,320	279,260
Wolters Kluwer N.V.	3,337	554,496
		8,884,348
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	68,174	331,868
Mercury NZ Ltd.	27,761	90,869
Meridian Energy Ltd.	203,696	673,592

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
NEW ZEALAND — 0.3%, continued
Spark New Zealand Ltd.	131,014	$216,255
		1,312,584
NORWAY — 1.0%
Aker BP ASA	80,076	1,559,388
DNB Bank ASA	30,272	603,339
Norsk Hydro ASA	285,243	1,566,963
Orkla ASA	468	4,043
Yara International ASA	16,632	439,449
		4,173,182
PHILIPPINES — 0.0% (c)
PLDT, Inc. - ADR	3,534	78,278

PORTUGAL — 0.5%
Galp Energia SGPS S.A.	118,111	1,951,591
Jeronimo Martins SGPS S.A.	12,929	247,115
		2,198,706
RUSSIA — 0.0% (c)
Mobile TeleSystems PJSC - ADR (b)(d)(e)	86,910	869

SINGAPORE — 1.0%
BOC Aviation Ltd.	135,400	1,052,113
CapitaLand Ascott Trust	10,433	6,646
CapitaLand Integrated Commercial Trust	522,925	738,990
CapitaLand Investment Ltd.	183,000	351,070
CDL Hospitality Trusts	28,826	18,152
City Developments Ltd.	152,800	571,723
DBS Group Holdings Ltd. - ADR	12,531	1,604,469
		4,343,163
SOUTH AFRICA — 1.1%
FirstRand Ltd.	162,969	656,025
Gold Fields Ltd. - ADR	5,070	66,924
Mr Price Group Ltd.	70,832	1,108,281
MTN Group Ltd.	49,082	239,273
Naspers Ltd. - Class N - ADR	30,055	1,317,911
Standard Bank Group Ltd.	126,812	1,490,301
		4,878,715
SOUTH KOREA — 3.4%
Celltrion, Inc.	3,457	438,973
Hyundai Mobis Co. Ltd.	10,101	1,618,015
KB Financial Group, Inc. - ADR	15,444	878,764
KB Financial Group, Inc.	3,184	178,778
KT Corp. - ADR	39,515	613,273
LG Chem Ltd. (b)	5,494	930,284
LG Display Co. Ltd. - ADR (b)	1	3
NAVER Corp. (b)	9,644	1,299,209
POSCO Holdings, Inc. - ADR	10,854	470,629
POSCO Holdings, Inc.	458	78,638
Samsung Electronics Co. Ltd.	127,532	4,595,343
Shinhan Financial Group Co. Ltd. - ADR	17,537	576,617
Shinhan Financial Group Co. Ltd.	15,559	502,148
SK Hynix, Inc.	12,374	1,457,461
SK Telecom Co. Ltd. - ADR	8,400	176,736
Woori Financial Group, Inc. - ADR	34,279	1,071,219
		14,886,090

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SPAIN — 1.9%
Aena SME S.A.	5,525	$1,129,840
Amadeus IT Group S.A.	10,027	708,424
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	240,978
Banco Bilbao Vizcaya Argentaria S.A.	17,790	174,196
CaixaBank S.A.	173,802	942,740
Cellnex Telecom S.A.	13,242	418,537
Iberdrola S.A. - ADR	3,884	214,164
Iberdrola S.A.	119,123	1,641,289
Industria de Diseno Textil S.A.	39,262	2,019,026
Naturgy Energy Group S.A.	12,657	306,558
Telefónica S.A.	92,766	378,348
		8,174,100
SWEDEN — 1.5%
Atlas Copco AB - A Shares	46,116	703,790
Atlas Copco AB - Class A - ADR	5,893	89,162
Boliden AB	39,793	1,116,757
Epiroc AB - Class A	9,516	165,611
Hexagon AB - B Shares	53,748	512,999
Industrivarden AB - A Shares	23,389	738,626
Investor AB - B Shares	74,604	1,973,672
L E Lundbergforetagen AB - B Shares	4,058	183,755
Securitas AB - B Shares	19,191	237,460
SKF AB - B Shares	15,859	297,573
Telefonaktiebolaget LM Ericsson - B Shares	76,365	620,365
		6,639,770
SWITZERLAND — 5.4%
ABB Ltd. - ADR (a)	58,667	3,151,005
ABB Ltd.	5,783	312,734
Accelleron Industries AG	1,953	99,392
Adecco Group AG	563	13,874
Alcon, Inc. (a)	5,312	450,936
Barry Callebaut AG	569	754,996
Geberit AG	1,300	737,257
Givaudan S.A.	208	909,122
Holcim Ltd.	8,532	821,428
Julius Baer Group Ltd.	9,346	604,191
Kuehne + Nagel International AG	2,530	579,391
Logitech International S.A.	4,776	393,304
Lonza Group AG	829	489,512
Nestlé S.A. - ADR	31,031	2,535,233
Partners Group Holding AG	161	218,241
Roche Holding AG - ADR (a)	88,832	3,098,460
Roche Holding AG	1,214	341,834
Schindler Holding AG	829	226,118
Sika AG	3,364	800,043
Sonova Holding AG	1,807	590,060
Swatch Group AG (The)	1,454	264,396
Swiss Life Holding AG	1,691	1,303,765
Swiss Re AG	9,611	1,389,660
Swisscom AG	981	545,426
UBS Group AG	39,428	1,204,927
UBS Group AG	6,351	192,562
Zurich Insurance Group AG - ADR (a)	53,580	1,590,790
Zurich Insurance Group AG	492	292,145
		23,910,802

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
TAIWAN — 7.2%
ASE Technology Holding Co. Ltd. - ADR (a)	173,474	$1,746,883
AUO Corp. - ADR	115,722	509,177
Chunghwa Telecom Co. Ltd. - ADR	155,422	5,851,638
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,740	21,475,063
United Microelectronics Corp. - ADR (a)	335,295	2,176,064
		31,758,825
UNITED KINGDOM — 8.9%
3i Group plc	68,813	3,070,455
Anglo American plc	40,329	1,193,602
Antofagasta plc	39,339	783,096
Ashtead Group plc	11,037	686,064
AstraZeneca plc - ADR	52,702	3,453,035
Aviva plc	75,450	442,834
Barratt Redrow plc	50,809	279,954
British Land Co. plc (The)	17,579	79,318
Bunzl plc	5,822	240,245
Burberry Group plc - ADR	29,771	359,634
Burberry Group plc	26,668	327,198
Coca-Cola Europacific Partners plc	26,855	2,062,733
Compass Group plc	35,682	1,189,192
Croda International plc	4,033	170,915
GSK plc - ADR (a)	59,041	1,996,767
GSK plc	17,282	291,336
Haleon plc - ADR (a)	135,553	1,293,176
Halma plc	11,061	372,374
HSBC Holdings plc - ADR (a)	52,192	2,581,416
HSBC Holdings plc	27,340	268,800
Informa plc	116,498	1,164,484
InterContinental Hotels Group plc	1,592	198,397
J Sainsbury plc	86,209	295,300
Kingfisher plc	40,835	127,146
Legal & General Group plc	110,502	317,918
Lloyds Banking Group plc	437,921	300,339
London Stock Exchange Group plc	7,929	1,120,249
Mondi plc	21,858	326,198
NatWest Group plc	148,065	745,386
PEARSON plc - ADR (a)	121,055	1,951,407
PEARSON plc	24,794	397,951
Reckitt Benckiser Group plc - ADR	50,860	611,337
Reckitt Benckiser Group plc	3,212	194,351
RELX plc - ADR	25,844	1,173,834
RELX plc	71,603	3,253,215
Rentokil Initial plc	71,438	358,469
Sage Group plc (The) - ADR	2,320	147,598
Sage Group plc (The)	14,027	223,557
Segro plc	49,056	430,654
Spirax Group plc	3,439	295,144
Taylor Wimpey plc	108,822	166,352
Tesco plc - ADR	293	4,108
Tesco plc	117,123	540,056
Unilever plc - ADR	37,052	2,100,848
United Utilities Group plc - ADR	7,040	185,222
United Utilities Group plc	78,567	1,034,294
Vodafone Group plc	399,124	341,290
Whitbread plc	5,438	200,570
		39,347,818

TOTAL COMMON STOCKS (COST $297,033,277)		$432,754,760

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
December 31, 2024

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	$500,000	$492,192
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	400,000	387,372
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	620,000	579,727
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	200,000	192,029
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	880,000	840,547
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	180,000	167,443
Capital Impact Partners Investment (e)	5.750%	06/15/25	880,000	884,381
Capital Impact Partners Investment (e)	4.500%	12/15/25	170,000	169,869
Capital Impact Partners Investment (e)	5.000%	12/15/26	300,000	301,679
TOTAL CORPORATE NOTES (COST $4,130,000)				$4,015,239

	Shares	Fair Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 4.41% (f) (COST $661,372)	661,372	$661,372

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (f)(g) (COST $36,999,660)	36,999,660	36,999,660

TOTAL INVESTMENTS - (COST $338,824,309) — 107.7%		$474,431,031
LIABILITES IN EXCESS OF OTHER ASSETS — (7.7%)		(34,096,138)
NET ASSETS — 100.0%		$440,334,893

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $35,619,257 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of December 31, 2024, representing 0.0% (c) of net assets.

(e)	Illiquid securities are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	$500,000	$492,192	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	400,000	387,372	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	620,000	579,727	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	192,029	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	840,547	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	180,000	167,443	0.0	%(c)
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	880,000	884,381	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	170,000	169,869	0.0	%(c)
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	301,679	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(c)
		$4,882,376	$4,016,108	0.9%

(f)	The rate shown is the 7-day effective yield as of December 31, 2024.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.7%
ADVERTISING & MARKETING — 0.1%
Omnicom Group, Inc. (a)	6,559	$564,336

AEROSPACE & DEFENSE — 0.3%
HEICO Corp.	4,380	1,041,301
Howmet Aerospace, Inc.	1,780	194,679
		1,235,980
APPAREL & TEXTILE PRODUCTS — 0.4%
NIKE, Inc. - Class B	24,680	1,867,536

ASSET MANAGEMENT — 2.1%
Ameriprise Financial, Inc.	1,540	819,942
BlackRock, Inc.	3,382	3,466,922
Charles Schwab Corp. (The)	35,040	2,593,310
KKR & Co., Inc.	16,790	2,483,409
Raymond James Financial, Inc.	3,370	523,462
T. Rowe Price Group, Inc.	4,330	489,680
		10,376,725
AUTOMOTIVE — 0.5%
Aptiv plc (b)	11,520	696,729
Ford Motor Co.	161,643	1,600,266
Tesla, Inc. (b)	170	68,653
		2,365,648
BANKING — 8.2%
Bank of America Corp.	177,970	7,821,781
Citigroup, Inc.	50,406	3,548,078
Citizens Financial Group, Inc.	12,820	561,003
Fifth Third Bancorp (a)	18,470	780,912
Huntington Bancshares, Inc.	69,550	1,131,579
JPMorgan Chase & Co.	71,665	17,178,817
KeyCorp	41,320	708,225
M&T Bank Corp.	8,484	1,595,077
PNC Financial Services Group, Inc. (The)	11,691	2,254,609
Regions Financial Corp.	40,460	951,619
Truist Financial Corp.	47,920	2,078,770
U.S. Bancorp	43,127	2,062,764
		40,673,234
BEVERAGES — 2.4%
Coca-Cola Co. (The)	85,620	5,330,701
Keurig Dr Pepper, Inc.	9,250	297,110
PepsiCo, Inc.	42,239	6,422,863
		12,050,674
BIOTECH & PHARMA — 7.7%
AbbVie, Inc.	45,710	8,122,667
Amgen, Inc.	14,120	3,680,237
Biogen, Inc. (b)	4,360	666,731
Bristol-Myers Squibb Co.	58,360	3,300,842
Eli Lilly & Co.	690	532,680
Gilead Sciences, Inc.	34,790	3,213,552
Johnson & Johnson	67,841	9,811,165
Merck & Co., Inc.	65,700	6,535,836
Moderna, Inc. (b)	1,170	48,649
Regeneron Pharmaceuticals, Inc. (b)	2,770	1,973,154
Vertex Pharmaceuticals, Inc. (b)	790	318,133
		38,203,646

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
CABLE & SATELLITE — 0.8%
Charter Communications, Inc. - Class A (b)	1,020	$349,625
Comcast Corp. - Class A	94,190	3,534,951
		3,884,576
CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	5,877	1,704,565
Avery Dennison Corp.	90	16,842
CF Industries Holdings, Inc.	2,530	215,859
Dow, Inc.	22,000	882,860
DuPont de Nemours, Inc.	6,098	464,972
Ecolab, Inc.	2,840	665,469
International Flavors & Fragrances, Inc.	5,152	435,602
Linde plc	9,776	4,092,918
LyondellBasell Industries N.V. - Class A	30,780	2,286,031
		10,765,118
COMMERCIAL SUPPORT SERVICES — 1.1%
Republic Services, Inc.	11,450	2,303,511
Rollins, Inc.	5,570	258,169
Waste Connections, Inc.	2,270	389,487
Waste Management, Inc.	12,790	2,580,894
		5,532,061
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	930	480,345

CONTAINERS & PACKAGING — 0.5%
Ball Corp.	14,040	774,025
International Paper Co.	15,390	828,290
Packaging Corp. of America	3,100	697,903
		2,300,218
DIVERSIFIED INDUSTRIALS — 1.5%
Dover Corp.	5,243	983,587
Emerson Electric Co.	19,394	2,403,498
Illinois Tool Works, Inc.	16,395	4,157,116
		7,544,201
E-COMMERCE DISCRETIONARY — 0.2%
Amazon.com, Inc. (b)	1,370	300,564
eBay, Inc.	12,910	799,775
		1,100,339
ELECTRIC UTILITIES — 4.2%
American Electric Power Co., Inc.	12,450	1,148,263
CenterPoint Energy, Inc. (a)	9,900	314,127
Consolidated Edison, Inc.	10,621	947,712
Dominion Energy, Inc.	29,700	1,599,642
DTE Energy Co.	4,300	519,225
Duke Energy Corp.	24,994	2,692,854
Edison International	11,217	895,565
Entergy Corp.	8,040	609,593
Eversource Energy	6,530	375,018
Exelon Corp.	28,170	1,060,319
FirstEnergy Corp.	14,360	571,241
NextEra Energy, Inc.	52,440	3,759,424
PPL Corp.	22,540	731,648
Sempra	17,846	1,565,451
Southern Co. (The)	34,801	2,864,818
WEC Energy Group, Inc. (a)	4,050	380,862

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
ELECTRIC UTILITIES — 4.2%, continued
Xcel Energy, Inc.	9,014	$608,625
		20,644,387
ELECTRICAL EQUIPMENT — 3.1%
AMETEK, Inc.	5,540	998,640
Carrier Global Corp.	24,850	1,696,261
Hubbell, Inc. (a)	460	192,689
Johnson Controls International plc	31,287	2,469,483
Keysight Technologies, Inc. (b)	390	62,646
Otis Worldwide Corp.	16,780	1,553,996
Rockwell Automation, Inc. (a)	8,630	2,466,368
TE Connectivity plc	10,800	1,544,076
Trane Technologies plc	10,350	3,822,772
Trimble, Inc. (b)	4,300	303,838
		15,110,769
ENGINEERING & CONSTRUCTION — 0.1%
Quanta Services, Inc.	1,080	341,334

ENTERTAINMENT CONTENT — 1.4%
Electronic Arts, Inc.	4,820	705,166
Fox Corp. - Class B	8,540	390,619
Walt Disney Co. (The)	48,339	5,382,548
Warner Bros. Discovery, Inc. (b)	47,047	497,287
		6,975,620
FOOD — 1.9%
Campbell’s Co. (The)	6,870	287,716
Conagra Brands, Inc.	7,850	217,837
General Mills, Inc.	18,500	1,179,745
Hormel Foods Corp.	26,930	844,794
Kellanova	12,810	1,037,226
Kraft Heinz Co. (The)	14,020	430,554
McCormick & Co., Inc.	10,590	807,382
Mondelez International, Inc. - Class A	62,462	3,730,855
Tyson Foods, Inc. - Class A	13,490	774,866
		9,310,975
GAS & WATER UTILITIES — 0.4%
American Water Works Co., Inc. (a)	14,600	1,817,554
NiSource, Inc.	3,930	144,467
		1,962,021
HEALTH CARE FACILITIES & SERVICES — 2.7%
Cardinal Health, Inc.	12,030	1,422,788
Cencora, Inc.	5,450	1,224,506
CVS Health Corp.	25,854	1,160,586
Elevance Health, Inc.	6,380	2,353,582
Humana, Inc. (a)	5,530	1,403,016
IQVIA Holdings, Inc. (b)	2,920	573,809
Labcorp Holdings, Inc.	4,820	1,105,322
McKesson Corp.	3,834	2,185,035
Molina Healthcare, Inc. (b)	1,870	544,264
Quest Diagnostics, Inc.	8,530	1,286,836
		13,259,744
HOME CONSTRUCTION — 0.5%
D.R. Horton, Inc.	6,350	887,857
Lennar Corp. - Class B	6,030	796,864
Masco Corp.	2,840	206,099
NVR, Inc. (b)	50	408,945

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
HOME CONSTRUCTION — 0.5%, continued
PulteGroup, Inc.	3,460	$376,794
		2,676,559
HOUSEHOLD PRODUCTS — 2.8%
Clorox Co. (The)	1,690	274,473
Colgate-Palmolive Co.	10,730	975,464
Estée Lauder Cos., Inc. (The) - Class A	5,780	433,385
Kenvue, Inc.	45,380	968,863
Kimberly-Clark Corp.	3,430	449,467
Procter & Gamble Co. (The)	64,906	10,881,491
		13,983,143
INDUSTRIAL SUPPORT SERVICES — 0.7%
Fastenal Co.	6,680	480,359
Ferguson Enterprises, Inc.	5,920	1,027,534
United Rentals, Inc.	1,350	950,994
W.W. Grainger, Inc.	870	917,024
		3,375,911
INSTITUTIONAL FINANCIAL SERVICES — 3.9%
Bank of New York Mellon Corp. (The)	32,984	2,534,161
CME Group, Inc.	8,040	1,867,129
Goldman Sachs Group, Inc. (The)	8,730	4,998,973
Intercontinental Exchange, Inc.	17,620	2,625,556
Morgan Stanley	32,291	4,059,625
Nasdaq, Inc.	7,520	581,371
Northern Trust Corp.	14,937	1,531,042
State Street Corp.	9,590	941,258
		19,139,115
INSURANCE — 7.4%
Aflac, Inc.	21,650	2,239,476
Allstate Corp. (The)	12,509	2,411,610
American International Group, Inc.	19,777	1,439,766
Aon plc - Class A (a)	2,810	1,009,240
Arch Capital Group Ltd.	13,820	1,276,277
Arthur J. Gallagher & Co.	7,500	2,128,875
Berkley (W.R.) Corp.	14,737	862,409
Brown & Brown, Inc.	9,530	972,251
Chubb Ltd.	13,000	3,591,900
Cincinnati Financial Corp.	5,732	823,688
Corebridge Financial, Inc.	14,610	437,277
Everest Group Ltd.	2,840	1,029,386
Hartford Financial Services Group, Inc. (The)	10,830	1,184,802
Loews Corp.	5,440	460,714
Markel Group, Inc. (b)	720	1,242,886
Marsh & McLennan Cos., Inc.	16,120	3,424,049
MetLife, Inc.	23,723	1,942,439
Principal Financial Group, Inc.	7,110	550,385
Progressive Corp. (The)	19,830	4,751,466
Prudential Financial, Inc.	13,730	1,627,417
Travelers Cos., Inc. (The)	9,403	2,265,089
Willis Towers Watson plc	3,170	992,971
		36,664,373
INTERNET MEDIA & SERVICES — 0.3%
Alphabet, Inc. - Class A	350	66,255
Alphabet, Inc. - Class C	3,320	632,261
Booking Holdings, Inc.	60	298,105
Meta Platforms, Inc. - Class A	460	269,335

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
INTERNET MEDIA & SERVICES — 0.3%, continued
Netflix, Inc. (b)	20	$17,826
		1,283,782
LEISURE FACILITIES & SERVICES — 0.6%
Carnival Corp. (b)	21,060	524,815
Darden Restaurants, Inc.	1,740	324,840
Hilton Worldwide Holdings, Inc.	880	217,501
McDonald’s Corp.	3,870	1,121,874
Royal Caribbean Cruises Ltd. (a)	2,840	655,160
Starbucks Corp.	880	80,300
		2,924,490
MACHINERY — 1.5%
Deere & Co.	8,287	3,511,202
Ingersoll-Rand, Inc. (a)	15,350	1,388,561
Stanley Black & Decker, Inc. (a)	3,400	272,986
Veralto Corp.	3,180	323,883
Xylem, Inc.	16,730	1,941,015
		7,437,647
MEDICAL EQUIPMENT & DEVICES — 5.9%
Abbott Laboratories	44,020	4,979,102
Agilent Technologies, Inc. (a)	2,880	386,899
Align Technology, Inc. (b)	540	112,595
Avantor, Inc. (b)	14,620	308,043
Baxter International, Inc. (a)	13,622	397,218
Becton, Dickinson and Co.	8,250	1,871,677
Boston Scientific Corp. (b)	21,060	1,881,079
Cooper Cos., Inc. (The) (b)	3,780	347,495
Danaher Corp.	18,690	4,290,290
DexCom, Inc. (b)	870	67,660
Edwards Lifesciences Corp. (b)	13,630	1,009,029
GE HealthCare Technologies, Inc.	18,870	1,475,257
Hologic, Inc. (b)	1,430	103,089
Intuitive Surgical, Inc. (b)	1,510	788,160
Medtronic plc	42,950	3,430,846
Revvity, Inc. (a)	1,830	204,246
STERIS plc	2,670	548,845
Stryker Corp.	3,450	1,242,173
Thermo Fisher Scientific, Inc.	10,374	5,396,866
Zimmer Biomet Holdings, Inc.	4,340	458,434
		29,299,003
METALS & MINING — 0.2%
Newmont Corp.	30,530	1,136,327

OIL & GAS PRODUCERS — 5.0%
ConocoPhillips	57,334	5,685,813
Devon Energy Corp.	33,140	1,084,672
Diamondback Energy, Inc.	4,270	699,554
EOG Resources, Inc.	30,780	3,773,012
EQT Corp.	6,290	290,032
Kinder Morgan, Inc.	134,640	3,689,136
ONEOK, Inc.	16,900	1,696,760
Phillips 66	26,620	3,032,817
Valero Energy Corp.	16,210	1,987,184
Williams Cos., Inc. (The)	53,600	2,900,832
		24,839,812
OIL & GAS SERVICES & EQUIPMENT — 0.7%
Baker Hughes Co.	45,750	1,876,665

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
OIL & GAS SERVICES & EQUIPMENT — 0.7%, continued
Schlumberger Ltd.	34,826	$1,335,229
		3,211,894
REAL ESTATE SERVICES — 0.2%
CBRE Group, Inc. - Class A (b)	7,370	967,607

REITS — 2.0%
AvalonBay Communities, Inc. (a)	2,720	598,319
Digital Realty Trust, Inc.	4,880	865,370
Equinix, Inc.	70	66,002
Equity Residential	6,790	487,250
Extra Space Storage, Inc.	2,810	420,376
Healthpeak Properties, Inc.	2,480	50,270
Iron Mountain, Inc.	11,820	1,242,400
Prologis, Inc.	22,390	2,366,623
Public Storage	2,500	748,600
Realty Income Corp.	7,010	374,404
Simon Property Group, Inc.	7,319	1,260,405
Ventas, Inc.	9,610	565,933
W.P. Carey, Inc. (a)	770	41,950
Welltower, Inc.	1,740	219,292
Weyerhaeuser Co.	14,310	402,827
		9,710,021
RETAIL - CONSUMER STAPLES — 2.8%
Costco Wholesale Corp.	1,230	1,127,012
Dollar General Corp.	840	63,689
Dollar Tree, Inc. (b)	740	55,456
Kroger Co. (The)	20,514	1,254,431
Target Corp.	7,680	1,038,182
Walmart, Inc.	114,080	10,307,128
		13,845,898
RETAIL - DISCRETIONARY — 2.7%
AutoZone, Inc. (b)	90	288,180
Best Buy Co., Inc.	5,310	455,598
Carvana Co. (b)	1,260	256,234
Home Depot, Inc. (The)	23,012	8,951,438
Lowe’s Cos., Inc.	13,480	3,326,864
TJX Cos., Inc. (The)	1,040	125,642
		13,403,956
SEMICONDUCTORS — 4.7%
Advanced Micro Devices, Inc. (b)	580	70,058
Applied Materials, Inc.	400	65,052
Broadcom, Inc.	55,670	12,906,533
Intel Corp.	81,708	1,638,245
Microchip Technology, Inc.	9,800	562,030
Micron Technology, Inc.	27,900	2,348,064
NVIDIA Corp.	3,280	440,471
QUALCOMM, Inc.	26,380	4,052,496
Skyworks Solutions, Inc.	720	63,850
Texas Instruments, Inc.	6,280	1,177,563
		23,324,362
SOFTWARE — 2.8%
Gen Digital, Inc.	18,410	504,066
Intuit, Inc.	100	62,850
Microsoft Corp.	7,740	3,262,410
Oracle Corp.	39,532	6,587,613
Roper Technologies, Inc.	4,400	2,287,340

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
SOFTWARE — 2.8%, continued
Salesforce, Inc.	1,970	$658,630
ServiceNow, Inc. (b)	20	21,202
Synopsys, Inc. (b)	140	67,950
Veeva Systems, Inc. - Class A (b)	1,390	292,248
Zoom Communications, Inc. (b)	4,240	346,026
		14,090,335
SPECIALTY FINANCE — 1.5%
American Express Co.	11,694	3,470,662
Capital One Financial Corp.	9,850	1,756,452
Discover Financial Services	5,770	999,537
Fidelity National Financial, Inc. (a)	11,060	620,909
Synchrony Financial	9,950	646,750
		7,494,310
STEEL — 0.1%
Nucor Corp. (a)	4,840	564,876

TECHNOLOGY HARDWARE — 2.5%
Apple, Inc.	5,010	1,254,604
Cisco Systems, Inc.	98,050	5,804,560
Corning, Inc.	32,890	1,562,933
Dell Technologies, Inc. - Class C	7,410	853,928
Garmin Ltd.	120	24,751
Hewlett Packard Enterprise Co.	40,630	867,450
HP, Inc.	29,940	976,942
NetApp, Inc.	1,960	227,517
Seagate Technology Holdings plc	2,270	195,924
Western Digital Corp. (b)	6,450	384,614
Zebra Technologies Corp. - Class A (b)	930	359,185
		12,512,408
TECHNOLOGY SERVICES — 2.5%
Accenture plc - Class A	11,760	4,137,050
Cognizant Technology Solutions Corp. - Class A	9,430	725,167
Corpay, Inc. (b)	1,010	341,804
Fidelity National Information Services, Inc.	12,380	999,933
Fiserv, Inc. (b)	8,480	1,741,962
Global Payments, Inc.	5,710	639,863
Mastercard, Inc. - Class A	370	194,831
Paychex, Inc. (a)	3,334	467,493
PayPal Holdings, Inc. (b)	19,210	1,639,573
S&P Global, Inc.	1,790	891,474
TransUnion	2,710	251,244
Visa, Inc. - Class A	1,440	455,098
		12,485,492
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.	206,766	4,708,062
T-Mobile US, Inc.	5,950	1,313,343
Verizon Communications, Inc.	89,300	3,571,107
		9,592,512

	Shares	Fair Value
COMMON STOCKS — 98.7%, continued
TRANSPORTATION & LOGISTICS — 2.7%
CSX Corp.	34,280	$1,106,216
Delta Air Lines, Inc.	23,530	1,423,565
FedEx Corp. (a)	5,370	1,510,742
Norfolk Southern Corp.	5,540	1,300,238
Southwest Airlines Co. (a)	32,690	1,099,038
Union Pacific Corp.	13,610	3,103,624
United Airlines Holdings, Inc. (b)	11,600	1,126,360
United Parcel Service, Inc. - Class B	21,350	2,692,235
		13,362,018
TRANSPORTATION EQUIPMENT — 0.5%
PACCAR, Inc.	19,070	1,983,662
Westinghouse Air Brake Technologies Corp.	3,290	623,751
		2,607,413
WHOLESALE - CONSUMER STAPLES — 0.4%
Archer-Daniels-Midland Co.	25,080	1,267,042
Sysco Corp.	8,990	687,375
		1,954,417
WHOLESALE - DISCRETIONARY — 0.0% (c)
Copart, Inc. (b)	150	8,608

TOTAL COMMON STOCKS (COST $373,242,468)		$488,445,776

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	$280,000	$275,628
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	450,000	435,793
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	350,000	327,266
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	800,000	768,117
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	830,000	792,788
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	150,000	139,536
Capital Impact Partners Investment (d)	5.750%	06/15/25	820,000	824,082
Capital Impact Partners Investment (d)	4.500%	12/15/25	150,000	149,884
Capital Impact Partners Investment (d)	5.000%	12/15/26	1,000,000	1,005,596
TOTAL CORPORATE NOTES (COST $4,830,000)				$4,718,690

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
December 31, 2024

	Shares	Fair Value
INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 3.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (e)(f) (COST $14,791,582)	14,791,582	$14,791,582

TOTAL INVESTMENTS - (COST $392,864,050) — 102.6%		$507,956,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6%)		(13,028,138)
NET ASSETS — 100.0%		$494,927,910

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $14,491,260 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	$280,000	$275,628	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	450,000	435,793	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	350,000	327,266	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	768,117	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	792,788	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	150,000	139,536	0.0	%(c)
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	820,000	824,082	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	150,000	149,884	0.0	%(c)
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,005,596	0.2%
		$4,830,000	$4,718,690	0.9%

(e)	The security was purchased with cash collateral received from securities on loan (Note 8).
(f)	The rate shown is the 7-day effective yield as of December 31, 2024.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.5%
ADVERTISING & MARKETING — 0.2%
Trade Desk, Inc. (The) - Class A (a)	11,300	$1,328,089

AEROSPACE & DEFENSE — 0.2%
HEICO Corp.	2,690	639,521
Howmet Aerospace, Inc.	6,900	754,653
		1,394,174
ASSET MANAGEMENT — 0.2%
Ares Management Corp. - Class A	4,230	748,837
LPL Financial Holdings, Inc.	1,610	525,681
Robinhood Markets, Inc. - Class A (a)	7,390	275,351
		1,549,869
AUTOMOTIVE — 3.9%
Tesla, Inc. (a)	64,620	26,096,141

BEVERAGES — 0.3%
PepsiCo, Inc.	13,850	2,106,031

BIOTECH & PHARMA — 3.3%
AbbVie, Inc.	7,461	1,325,820
Alnylam Pharmaceuticals, Inc. (a)	2,520	592,981
Eli Lilly & Co.	21,650	16,713,800
Merck & Co., Inc.	5,561	553,208
Moderna, Inc. (a)(b)	6,770	281,497
Regeneron Pharmaceuticals, Inc. (a)	1,061	755,782
Vertex Pharmaceuticals, Inc. (a)	4,274	1,721,140
Zoetis, Inc.	3,580	583,289
		22,527,517
CHEMICALS — 0.7%
Linde plc	11,868	4,968,776

COMMERCIAL SUPPORT SERVICES — 0.3%
Cintas Corp.	7,980	1,457,946
Republic Services, Inc.	3,500	704,130
Waste Management, Inc.	344	69,416
		2,231,492
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3,444	873,261

E-COMMERCE DISCRETIONARY — 5.8%
Amazon.com, Inc. (a)	175,000	38,393,250
eBay, Inc.	8,540	529,053
		38,922,303
ELECTRIC UTILITIES — 0.1%
NextEra Energy, Inc.	3,680	263,819
Sempra	6,800	596,496
Xcel Energy, Inc.	720	48,615
		908,930
ELECTRICAL EQUIPMENT — 0.8%
Amphenol Corp. - Class A	11,944	829,511
Keysight Technologies, Inc. (a)(b)	3,981	639,468
Rockwell Automation, Inc. (b)	2,288	653,887
Trane Technologies plc	7,160	2,644,546
Veritiv Holdings Co.	7,590	862,300
		5,629,712

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
ENGINEERING & CONSTRUCTION — 0.0% (c)
Quanta Services, Inc.	960	$303,408

ENTERTAINMENT CONTENT — 0.3%
AppLovin Corp. - Class A (a)	5,600	1,813,448
Electronic Arts, Inc.	3,445	504,003
		2,317,451
HEALTH CARE FACILITIES & SERVICES — 0.3%
Cencora, Inc.	2,370	532,492
Elevance Health, Inc.	1,130	416,857
McKesson Corp.	1,910	1,088,528
		2,037,877
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	4,800	502,608
Colgate-Palmolive Co.	10,057	914,282
		1,416,890
INDUSTRIAL SUPPORT SERVICES — 0.5%
United Rentals, Inc.	530	373,353
W.W. Grainger, Inc.	2,530	2,666,747
		3,040,100
INSTITUTIONAL FINANCIAL SERVICES — 0.3%
Coinbase Global Inc. - Class A (a)	4,860	1,206,738
Nasdaq, Inc.	8,490	656,362
Tradeweb Markets, Inc. - Class A	2,490	325,991
		2,189,091
INSURANCE — 0.5%
Aon plc - Class A (b)	2,560	919,449
Arch Capital Group Ltd.	5,760	531,936
Arthur J. Gallagher & Co.	140	39,739
Brown & Brown, Inc.	4,740	483,575
Progressive Corp. (The)	5,690	1,363,381
		3,338,080
INTERNET MEDIA & SERVICES — 14.2%
Airbnb, Inc. - Class A (a)	9,280	1,219,485
Alphabet, Inc. - Class A	124,440	23,556,492
Alphabet, Inc. - Class C	97,310	18,531,716
Booking Holdings, Inc.	710	3,527,578
DoorDash, Inc. - Class A (a)	8,110	1,360,452
Expedia Group, Inc. (a)	2,820	525,451
Meta Platforms, Inc. - Class A	53,890	31,553,134
Netflix, Inc. (a)	11,520	10,268,006
Pinterest, Inc. - Class A (a)	17,930	519,970
ROBLOX Corp. - Class A (a)	16,030	927,496
Snap, Inc. - Class A (a)	40,550	436,724
Uber Technologies, Inc. (a)	47,490	2,864,597
VeriSign, Inc. (a)	1,590	329,066
		95,620,167
LEISURE FACILITIES & SERVICES — 2.1%
Chipotle Mexican Grill, Inc. (a)	45,350	2,734,605
Domino’s Pizza, Inc.	310	130,126
Hilton Worldwide Holdings, Inc.	7,350	1,816,626
Live Nation Entertainment, Inc. (a)(b)	3,830	495,985
Marriott International, Inc. - Class A	6,510	1,815,899
McDonald’s Corp.	13,257	3,843,072
Royal Caribbean Cruises Ltd. (b)	4,160	959,670

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
LEISURE FACILITIES & SERVICES — 2.1%, continued
Starbucks Corp.	21,912	$1,999,470
		13,795,453
LEISURE PRODUCTS — 0.1%
Axon Enterprise, Inc. (a)	1,550	921,196

MACHINERY — 0.4%
Deere & Co.	3,936	1,667,683
Ingersoll-Rand, Inc. (b)	1,810	163,733
Symbotic, Inc. (a)	5,580	132,302
Veralto Corp.	5,884	599,285
		2,563,003
MEDICAL EQUIPMENT & DEVICES — 3.1%
Agilent Technologies, Inc. (b)	4,905	658,938
Boston Scientific Corp. (a)	28,600	2,554,552
Cooper Cos., Inc. (The) (a)	5,244	482,081
Danaher Corp.	9,764	2,241,326
DexCom, Inc. (a)	10,660	829,028
Edwards Lifesciences Corp. (a)	5,310	393,099
IDEXX Laboratories, Inc. (a)	1,700	702,848
Illumina, Inc. (a)	3,100	414,253
Intuitive Surgical, Inc. (a)	8,230	4,295,731
Mettler-Toledo International, Inc. (a)	550	673,024
ResMed, Inc. (b)	1,670	381,912
Stryker Corp.	6,120	2,203,506
Thermo Fisher Scientific, Inc.	8,145	4,237,274
Waters Corp. (a)	1,646	610,633
		20,678,205
OIL & GAS PRODUCERS — 0.2%
Diamondback Energy, Inc.	2,160	353,873
EQT Corp.	9,740	449,111
Kinder Morgan, Inc.	7,260	198,924
ONEOK, Inc.	5,190	521,076
Williams Cos., Inc. (The)	460	24,895
		1,547,879
OIL & GAS SERVICES & EQUIPMENT — 0.3%
Baker Hughes Co. (b)	30,530	1,252,341
Schlumberger Ltd.	21,110	809,357
		2,061,698
REITS — 1.2%
American Tower Corp.	5,412	992,615
Digital Realty Trust, Inc.	3,940	698,680
Equinix, Inc.	2,647	2,495,830
Iron Mountain, Inc.	8,670	911,304
Public Storage	1,340	401,249
SBA Communications Corp.	360	73,368
Simon Property Group, Inc.	2,960	509,741
Texas Pacific Land Corp. (b)	310	342,848
Welltower, Inc.	14,260	1,797,188
		8,222,823
RENEWABLE ENERGY — 0.1%
Enphase Energy, Inc. (a)	4,210	289,143
First Solar, Inc. (a)	1,860	327,806
		616,949
RETAIL - CONSUMER STAPLES — 1.6%
Costco Wholesale Corp.	10,683	9,788,512

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
RETAIL - CONSUMER STAPLES — 1.6%, continued
Walmart, Inc.	7,770	$702,020
		10,490,532
RETAIL - DISCRETIONARY — 2.9%
AutoZone, Inc. (a)	659	2,110,118
Burlington Stores, Inc. (a)	1,360	387,681
Carvana Co. (a)	1,560	317,242
Cloudflare, Inc. - Class A (a)	7,460	803,293
Home Depot, Inc. (The)	13,406	5,214,800
Lowe’s Cos., Inc.	6,789	1,675,525
Lululemon Athletica, Inc. (a)	3,470	1,326,963
O’Reilly Automotive, Inc. (a)	1,810	2,146,298
Ross Stores, Inc.	9,900	1,497,573
TJX Cos., Inc. (The)	27,403	3,310,556
Tractor Supply Co. (b)	10,300	546,518
		19,336,567
SEMICONDUCTORS — 16.4%
Advanced Micro Devices, Inc. (a)	34,676	4,188,514
Applied Materials, Inc.	22,816	3,710,566
Broadcom, Inc.	66,740	15,473,002
KLA Corp.	3,030	1,909,264
Lam Research Corp.	27,740	2,003,660
Marvell Technology, Inc.	20,060	2,215,627
NVIDIA Corp.	569,120	76,427,125
QUALCOMM, Inc.	10,950	1,682,139
Teradyne, Inc.	2,520	317,318
Texas Instruments, Inc.	11,990	2,248,245
		110,175,460
SOFTWARE — 15.2%
Adobe, Inc. (a)	2,607	1,159,281
Akamai Technologies, Inc. (a)	1,930	184,604
ANSYS, Inc. (a)	2,630	887,178
Atlassian Corp. - Class A (a)	4,870	1,185,261
Autodesk, Inc. (a)	4,540	1,341,888
Bentley Systems, Inc. - Class B	2,240	104,608
Cadence Design Systems, Inc. (a)	10,624	3,192,087
Crowdstrike Holdings, Inc. - Class A (a)	5,920	2,025,587
Fortinet, Inc. (a)	14,070	1,329,334
HubSpot, Inc. (a)	1,450	1,010,316
Intuit, Inc.	7,210	4,531,485
Microsoft Corp.	128,238	54,052,317
MicroStrategy, Inc. - Class A (a)	4,880	1,413,346
MongoDB, Inc. (a)	2,680	623,931
OKTA, Inc. (a)	4,510	355,388
Oracle Corp.	25,310	4,217,658
Palo Alto Networks, Inc. (a)	16,170	2,942,293
Salesforce, Inc.	21,070	7,044,333
ServiceNow, Inc. (a)	6,293	6,671,335
Snowflake, Inc. - Class A (a)	9,000	1,389,690
Synopsys, Inc. (a)	6,460	3,135,426
Tyler Technologies, Inc. (a)	1,820	1,049,485
Veeva Systems, Inc. - Class A (a)	2,490	523,522
Workday, Inc. - Class A (a)	5,590	1,442,388
Zscaler, Inc. (a)	3,130	564,683
		102,377,424
SPECIALTY FINANCE — 0.4%
American Express Co.	8,010	2,377,288

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
TECHNOLOGY HARDWARE — 14.6%
Apple, Inc.	370,268	$92,722,512
Arista Networks, Inc. (a)	29,760	3,289,373
Datadog, Inc. - Class A (a)	8,330	1,190,274
NetApp, Inc.	5,800	673,264
Super Micro Computer, Inc. (a)(b)	15,540	473,659
		98,349,082
TECHNOLOGY SERVICES — 6.8%
Accenture plc - Class A	14,279	5,023,209
Automatic Data Processing, Inc.	9,850	2,883,390
Block, Inc. (a)	13,280	1,128,667
Broadridge Financial Solutions, Inc.	2,596	586,930
CoStar Group, Inc. (a)(b)	14,320	1,025,169
Equifax, Inc.	2,860	728,871
FactSet Research Systems, Inc.	860	413,041
Fair Isaac Corp. (a)	880	1,752,018
Fiserv, Inc. (a)	11,266	2,314,262
Gartner, Inc. (a)	2,010	973,785
Mastercard, Inc. - Class A	19,156	10,086,975
Moody’s Corp.	3,375	1,597,624
MSCI, Inc.	1,797	1,078,218
S&P Global, Inc.	5,554	2,766,059
Verisk Analytics, Inc.	1,700	468,231
Visa, Inc. - Class A	40,713	12,866,936
		45,693,385
TELECOMMUNICATIONS — 0.3%
T-Mobile US, Inc.	7,810	1,723,901

TRANSPORTATION & LOGISTICS — 0.3%
CSX Corp.	10,401	335,640
Old Dominion Freight Line, Inc.	5,900	1,040,760
Union Pacific Corp.	3,911	891,865
		2,268,265
WHOLESALE - DISCRETIONARY — 0.3%
Copart, Inc. (a)	31,232	1,792,404

TOTAL COMMON STOCKS (COST $263,774,170)		$663,790,873

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	$670,000	$659,537
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	500,000	484,215
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	750,000	701,283
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	450,000	432,066
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	1,270,000	1,213,062
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	450,000	418,608
Capital Impact Partners Investment (d)	5.750%	06/15/25	1,280,000	1,286,373
Capital Impact Partners Investment (d)	4.500%	12/15/25	450,000	449,652
Capital Impact Partners Investment (d)	5.000%	12/15/26	500,000	502,798
TOTAL CORPORATE NOTES (COST $6,320,000)				$6,147,594

			Shares	Fair Value
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 4.41% (e) (COST $1,851,095)			1,851,095	$1,851,095

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 1.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (e)(f) (COST $8,027,625)			8,027,625	8,027,625

TOTAL INVESTMENTS - (COST $279,972,890) — 100.9%				$679,817,187
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9%)				(6,035,403)
NET ASSETS — 100.0%				$673,781,784

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $7,856,663 (Note 8).
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
December 31, 2024

(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	$670,000	$659,537	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	500,000	484,215	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	750,000	701,283	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	432,066	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,213,062	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	450,000	418,608	0.0	%(c)
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	1,280,000	1,286,373	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	450,000	449,652	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	502,798	0.1%
		$6,320,000	$6,147,594	0.9%

(e)	The rate shown is the 7-day effective yield as of December 31, 2024.
(f)	The security was purchased with cash collateral received from securities on loan (Note 8).

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.2%
ADVERTISING & MARKETING — 0.1%
Interpublic Group of Cos., Inc. (The)	6,450	$180,729

AEROSPACE & DEFENSE — 0.2%
Barnes Group, Inc.	5,150	243,389
Loar Holdings, Inc. (a)	2,310	170,732
		414,121
APPAREL & TEXTILE PRODUCTS — 2.0%
Crocs, Inc. (a)	1,490	163,200
Deckers Outdoor Corp. (a)	3,330	676,290
Hanesbrands, Inc. (a)	23,390	190,395
Kontoor Brands, Inc.	4,770	407,406
Oxford Industries, Inc.	2,295	180,800
PVH Corp.	890	94,117
Skechers U.S.A., Inc. - Class A (a)	2,310	155,324
Steven Madden Ltd.	7,745	329,317
Tapestry, Inc.	5,540	361,928
Under Armour, Inc. - Class A (a)	27,220	225,382
VF Corp.	27,700	594,442
Wolverine World Wide, Inc. (b)	9,880	219,336
		3,597,937
ASSET MANAGEMENT — 1.6%
Artisan Partners Asset Management, Inc. - Class A	3,310	142,495
Carlyle Group, Inc. (The) (b)	7,720	389,783
Franklin Resources, Inc. (b)	15,260	309,625
GitLab, Inc. - Class A (a)	3,930	221,455
Invesco Ltd.	13,310	232,659
Jefferies Financial Group Inc.	3,340	261,856
Robinhood Markets, Inc. - Class A (a)	9,630	358,814
StepStone Group, Inc. - Class A	5,670	328,180
Stifel Financial Corp.	2,230	236,558
Virtus Investment Partners, Inc.	920	202,934
WisdomTree, Inc. (b)	21,350	224,175
		2,908,534
AUTOMOTIVE — 1.1%
BorgWarner, Inc.	5,940	188,833
Dana, Inc.	17,040	196,982
Dorman Products, Inc. (a)	2,970	384,763
Harley-Davidson, Inc.	3,150	94,909
Lear Corp.	2,920	276,524
Lucid Group, Inc. (a)	49,930	150,789
Modine Manufacturing Co. (a)	1,070	124,045
Phinia, Inc.	3,280	157,998
Rivian Automotive, Inc. - Class A (a)	28,560	379,848
		1,954,691
BANKING — 6.0%
Ameris Bancorp	6,014	376,296
Atlantic Union Bankshares Corp.	7,200	272,736
Axos Financial, Inc. (a)	5,330	372,300
BancFirst Corp.	3,520	412,474
Bank of Hawaii Corp.	3,580	255,039
Banner Corp.	1,910	127,531
Berkshire Hills Bancorp, Inc.	7,000	199,010
Cathay General Bancorp	3,980	189,488
City Holding Co.	2,750	325,820
Columbia Banking System, Inc.	4,960	133,970
Comerica, Inc.	6,780	419,343

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
BANKING — 6.0%, continued
Community Financial System, Inc.	2,520	$155,434
Cullen/Frost Bankers, Inc. (b)	1,230	165,127
CVB Financial Corp.	14,930	319,651
Eagle Bancorp, Inc.	5,280	137,438
East West Bancorp, Inc.	3,480	333,245
First BanCorp	18,880	350,979
First Citizens BancShares, Inc. - Class A	310	655,036
First Financial Bancorp	6,900	185,472
First Hawaiian, Inc.	9,470	245,746
First Horizon Corp.	14,190	285,787
Flagstar Financial, Inc.	21,850	203,860
Fulton Financial Corp. (b)	7,890	152,119
Independent Bank Corp.	2,280	146,353
Independent Bank Group, Inc. (b)	2,850	172,910
National Bank Holdings Corp. - Class A	6,140	264,388
NBT Bancorp, Inc.	3,250	155,220
Northwest Bancshares, Inc.	19,820	261,426
OFG Bancorp	7,230	305,974
Park National Corp.	2,050	351,432
Pinnacle Financial Partners, Inc.	1,450	165,866
Popular, Inc.	1,090	102,525
Provident Financial Services, Inc.	7,040	132,845
ServisFirst Bancshares, Inc.	5,330	451,664
Simmons First National Corp. - Class A	7,580	168,124
SouthState Corp.	1,250	124,350
Synovus Financial Corp.	3,170	162,399
Triumph Financial, Inc. (a)	2,960	269,005
Trustmark Corp.	4,750	168,008
United Community Banks, Inc.	7,250	234,248
WaFd, Inc.	4,200	135,408
Webster Financial Corp.	4,570	252,355
Western Alliance Bancorp	2,920	243,937
Wintrust Financial Corp.	1,400	174,594
Zions Bancorp N.A.	3,400	184,450
		10,901,382
BEVERAGES — 0.3%
Celsius Holdings, Inc. (a)(b)	6,800	179,112
Coca-Cola Consolidated, Inc.	80	100,799
National Beverage Corp.	4,440	189,455
		469,366
BIOTECH & PHARMA — 4.1%
Alkermes plc (a)	9,540	274,370
Apellis Pharmaceuticals, Inc. (a)	4,460	142,319
Axsome Therapeutics, Inc. (a)	80	6,769
BioMarin Pharmaceutical, Inc. (a)	5,070	333,251
Blueprint Medicines Corp. (a)	2,090	182,290
Braze, Inc. - Class A (a)	3,000	125,640
BridgeBio Pharma, Inc. (a)	5,170	141,865
Crinetics Pharmaceuticals, Inc. (a)	2,430	124,246
Cytokinetics, Inc. (a)	4,080	191,923
Elanco Animal Health, Inc. (a)	17,250	208,897
Exelixis, Inc. (a)	8,150	271,395
Guardant Health, Inc. (a)	4,080	124,644
Halozyme Therapeutics, Inc. (a)	5,110	244,309
Harmony Biosciences Holdings, Inc. (a)	4,890	168,265
Incyte Corp. (a)	3,830	264,538
Innoviva, Inc. (a)	10,960	190,156
Insmed, Inc. (a)	5,100	352,104

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
BIOTECH & PHARMA — 4.1%, continued
Intra-Cellular Therapies, Inc. (a)	2,990	$249,725
Ionis Pharmaceuticals, Inc. (a)	6,770	236,679
Jazz Pharmaceuticals plc (a)	2,250	277,088
Madrigal Pharmaceuticals, Inc. (a)(b)	540	166,628
Neurocrine Biosciences, Inc. (a)	3,490	476,385
Organon & Co.	12,050	179,786
Perrigo Co. plc	6,260	160,945
Prestige Consumer Healthcare, Inc. (a)	5,380	420,124
REVLOLUTION Medicines, Inc. (a)	4,630	202,516
Roivant Sciences Ltd. (a)	13,680	161,834
Sarepta Therapeutics, Inc. (a)	2,830	344,100
Supernus Pharmaceuticals, Inc. (a)	5,620	203,219
TG Therapeutics, Inc. (a)	6,260	188,426
Ultragenyx Pharmaceutical, Inc. (a)	2,830	119,058
United Therapeutics Corp. (a)	1,380	486,919
Viking Therapeutics, Inc. (a)	2,950	118,708
		7,339,121
CABLE & SATELLITE — 0.3%
Liberty Broadband Corp. - Class C (a)	3,060	228,766
Sirius XM Holdings, Inc. (b)	10,550	240,540
		469,306
CHEMICALS — 2.1%
Albemarle Corp. (b)	4,300	370,144
Arcadium Lithium plc (a)	29,900	153,387
Axalta Coating Systems Ltd. (a)	2,910	99,580
Balchem Corp.	4,840	788,896
Celanese Corp.	3,020	209,014
Eastman Chemical Co.	2,840	259,349
H.B. Fuller Co.	4,530	305,685
Innospec, Inc.	1,890	208,014
Materion Corp.	2,050	202,704
Minerals Technologies, Inc.	2,730	208,053
Mosaic Co. (The)	10,480	257,598
Rogers Corp. (a)	1,380	140,222
RPM International, Inc.	1,390	171,053
WD-40 Co.	1,700	412,556
		3,786,255
COMMERCIAL SUPPORT SERVICES — 2.5%
ABM Industries, Inc.	7,160	366,449
Brady Corp. - Class A	8,370	618,125
Casella Waste Systems, Inc. - Class A (a)	1,710	180,935
Clean Harbors, Inc. (a)	1,410	324,497
CorVel Corp. (a)	6,990	777,707
FTI Consulting, Inc. (a)	760	145,259
H&R Block, Inc.	3,430	181,241
Insperity, Inc. (b)	1,650	127,892
Korn Ferry	7,970	537,577
ManpowerGroup, Inc.	3,480	200,866
Robert Half, Inc.	7,690	541,837
TriNet Group, Inc.	1,720	156,124
UniFirst Corp.	1,280	218,995
Vestis Corp.	12,410	189,128
		4,566,632
CONSTRUCTION MATERIALS — 0.6%
Advanced Drainage Systems, Inc.	1,990	230,044
Carlisle Cos., Inc.	800	295,072

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
CONSTRUCTION MATERIALS — 0.6%, continued
Owens Corning	2,000	$340,640
Simpson Manufacturing Co., Inc.	900	149,247
Summit Materials, Inc. - Class A (a)	2,920	147,752
		1,162,755
CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc. (a)	4,280	388,838
Bright Horizons Family Solutions, Inc. (a)	1,610	178,469
Service Corp. International (b)	2,420	193,164
Strategic Education, Inc.	1,700	158,814
Stride, Inc. (a)	3,080	320,104
		1,239,389
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	190	29,849
Berry Global Group, Inc.	3,330	215,351
Crown Holdings, Inc.	4,210	348,125
Smurfit WestRock plc	15,180	817,595
		1,410,920
DIVERSIFIED INDUSTRIALS — 0.4%
ITT, Inc.	1,970	281,474
Pentair plc	4,250	427,720
		709,194
E-COMMERCE DISCRETIONARY — 0.3%
Chewy, Inc. - Class A (a)	4,740	158,742
Etsy, Inc. (a)	2,580	136,456
Wayfair, Inc. - Class A (a)	3,780	167,530
		462,728
ELECTRIC UTILITIES — 1.9%
AES Corp. (The)	23,370	300,772
Avista Corp.	7,070	258,974
Evergy, Inc.	3,720	228,966
MGE Energy, Inc.	4,820	452,887
NorthWestern Energy Group, Inc.	9,320	498,247
NRG Energy, Inc.	6,090	549,440
Nuvalent, Inc. - Class A (a)	1,380	108,026
OGE Energy Corp.	5,730	236,363
Pinnacle West Capital Corp.	2,760	233,965
Talen Energy Corp. (a)	1,370	276,014
TXNM Energy, Inc.	4,340	213,398
		3,357,052
ELECTRICAL EQUIPMENT — 3.6%
A.O. Smith Corp.	3,450	235,324
AAON, Inc. (b)	1,150	135,332
Acuity Brands, Inc.	610	178,199
Advanced Energy Industries, Inc.	3,290	380,423
Alarm.com Holdings, Inc. (a)	4,510	274,208
Allegion plc	1,350	176,418
API Group Corp. (a)	8,020	288,479
Badger Meter, Inc.	4,520	958,782
Bloom Energy Corp. - Class A (a)(b)	6,300	139,923
Cognex Corp.	4,800	172,128
Generac Holdings, Inc. (a)	1,590	246,530
Hayward Holdings, Inc. (a)	6,790	103,819
Hubbell, Inc.	560	234,578
Itron, Inc. (a)	3,560	386,545
Lennox International, Inc. (b)	930	566,649
NEXTracker, Inc. - Class A (a)	9,050	330,597

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
ELECTRICAL EQUIPMENT — 3.6%, continued
nVent Electric plc	4,000	$272,640
OSI Systems, Inc. (a)(b)	2,550	426,947
SPX Technologies, Inc. (a)	7,290	1,060,841
		6,568,362
ENGINEERING & CONSTRUCTION — 2.5%
AECOM	4,290	458,258
Arcosa, Inc.	6,060	586,244
Comfort Systems USA, Inc.	640	271,398
Dycom Industries, Inc. (a)	1,780	309,827
EMCOR Group, Inc.	970	440,283
Frontdoor, Inc. (a)	8,780	480,003
Granite Construction, Inc.	7,330	642,914
Installed Building Products, Inc.	2,680	469,670
MasTec, Inc. (a)	1,260	171,536
Tetra Tech, Inc.	3,840	152,986
TopBuild Corp. (a)	930	289,546
WillScott Holdings Corp. (a)	8,330	278,639
		4,551,304
ENTERTAINMENT CONTENT — 0.1%
Paramount Global - Class B	24,370	254,910

FOOD — 1.4%
BellRing Brands, Inc. (a)	3,120	235,061
Cal-Maine Foods, Inc.	5,690	585,615
Campbell’s Co. (The)	6,720	281,433
Conagra Brands, Inc.	10,500	291,375
Darling Ingredients, Inc. (a)	4,770	160,701
Ingredion, Inc.	1,050	144,438
J.M. Smucker Co. (The)	3,390	373,307
Lamb Weston Holdings, Inc.	5,560	371,575
Simply Good Foods Co. (The) (a)	4,260	166,055
		2,609,560
FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
Boise Cascade Co.	5,270	626,392
Trex Co., Inc. (a)	2,950	203,639
		830,031
GAS & WATER UTILITIES — 1.6%
American States Water Co.	4,280	332,642
California Water Service Group	7,680	348,134
Essential Utilities, Inc.	23,640	858,605
NiSource, Inc.	7,030	258,423
Southwest Gas Holdings, Inc.	6,850	484,363
UGI Corp.	21,010	593,112
		2,875,279
HEALTH CARE FACILITIES & SERVICES — 1.9%
Acadia Healthcare Co., Inc. (a)	5,110	202,611
AdaptHealth Corp. (a)	16,350	155,652
Charles River Laboratories International, Inc. (a)	1,920	354,432
Concentra Group Holdings Parent, Inc.	13,589	268,790
DaVita, Inc. (a)	1,170	174,973
Encompass Health Corp.	2,740	253,039
Endeavor Group Holdings, Inc. - Class A (b)	7,450	233,111
Ensign Group, Inc. (The)	1,550	205,933
Henry Schein, Inc. (a)	3,830	265,036
Medpace Holdings, Inc. (a)	820	272,429
Option Care Health, Inc. (a)	5,870	136,184

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
HEALTH CARE FACILITIES & SERVICES — 1.9%, continued
Owens & Minor, Inc. (a)	10,110	$132,138
Pediatrix Medical Group, Inc. (a)	13,840	181,581
RadNet, Inc. (a)	3,960	276,566
Select Medical Holdings Corp.	15,210	286,709
		3,399,184
HOME & OFFICE PRODUCTS — 0.6%
HNI Corp.	7,870	396,412
Newell Brands, Inc.	18,920	188,443
Tempur Sealy International, Inc.	3,890	220,524
Whirlpool Corp. (b)	2,090	239,263
		1,044,642
HOME CONSTRUCTION — 2.0%
Armstrong World Industries, Inc.	2,600	367,458
Cavco Industries, Inc. (a)	1,330	593,486
Fortune Brands Innovations, Inc.	4,100	280,153
Griffon Corp.	3,610	257,285
Interface, Inc.	10,230	249,100
LGI Homes, Inc. (a)	3,120	278,928
M/I Homes, Inc. (a)	2,350	312,432
Meritage Homes Corp.	3,100	476,842
Toll Brothers, Inc.	2,290	288,426
TRI Pointe Homes, Inc. (a)	12,650	458,689
		3,562,799
HOUSEHOLD PRODUCTS — 0.4%
Quanex Building Products Corp.	6,260	151,742
Spectrum Brands Holdings, Inc.	6,540	552,565
		704,307
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.3%
AZZ, Inc.	1,430	117,146
Chart Industries, Inc. (a)	1,360	259,542
Enpro, Inc.	2,520	434,574
Gibraltar Industries, Inc. (a)	3,680	216,752
Mueller Industries, Inc.	2,870	227,763
Proto Labs, Inc. (a)	4,100	160,269
RBC Bearings, Inc. (a)	990	296,149
Standardaero, Inc. (a)	9,790	242,400
Standex International Corp.	2,030	379,590
		2,334,185
INDUSTRIAL SUPPORT SERVICES — 1.4%
Applied Industrial Technologies, Inc.	740	177,208
Core & Main, Inc. - Class A (a)	5,630	286,623
Herc Holdings, Inc.	780	147,677
RB Global, Inc.	4,950	446,539
Resideo Technologies, Inc. (a)	8,730	201,226
SiteOne Landscape Supply, Inc. (a)	1,250	164,713
U-Haul Holding Co.	2,500	160,125
Vaxcyte, Inc. (a)	3,680	301,245
Watsco, Inc.	940	445,457
WESCO International, Inc.	1,450	262,392
		2,593,205
INSTITUTIONAL FINANCIAL SERVICES — 1.3%
Evercore Partners, Inc. - Class A	940	260,559
Houlihan Lokey, Inc.	1,000	173,660
Moelis & Co. - Class A	6,780	500,906
Piper Sandler Cos.	2,550	764,872
PJT Partners, Inc. - Class A	2,170	342,448

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
INSTITUTIONAL FINANCIAL SERVICES — 1.3%, continued
Virtu Financial, Inc. - Class A	6,270	$223,714
		2,266,159
INSURANCE — 3.5%
American Financial Group, Inc.	2,080	284,815
Assurant, Inc.	1,030	219,617
Assured Guaranty Ltd.	3,960	356,440
Employers Holdings, Inc.	5,510	282,277
Equitable Holdings, Inc.	9,710	458,021
Erie Indemnity Co. - Class A	700	288,561
Genworth Financial, Inc. (a)	42,590	297,704
Globe Life, Inc.	3,370	375,822
Goosehead Insurance, Inc. - Class A (a)	1,470	157,613
Jackson Financial, Inc. - Class A	5,270	458,912
Kinsale Capital Group, Inc. (b)	570	265,124
Lincoln National Corp.	6,410	203,261
Mercury General Corp.	4,640	308,467
Old Republic International Corp.	4,070	147,293
Primerica, Inc.	840	227,993
Radian Group, Inc.	9,290	294,679
Reinsurance Group of America, Inc.	1,830	390,943
Remitly Global, Inc. (a)	5,540	125,038
RenaissanceRe Holdings Ltd.	1,220	303,548
Safety Insurance Group, Inc.	1,620	133,488
Selective Insurance Group, Inc.	1,340	125,317
SiriusPoint Ltd. (a)	10,490	171,931
Unum Group	4,670	341,050
Voya Financial, Inc.	2,380	163,815
		6,381,729
INTERNET MEDIA & SERVICES — 1.3%
CarGurus, Inc. (a)	6,170	225,452
Lyft, Inc. (a)	13,280	171,312
Maplebear, Inc. (a)	4,500	186,390
Match Group, Inc. (a)	7,640	249,904
Reddit, Inc. - Class A (a)	3,250	531,180
Roku Inc. (a)	4,710	350,141
Yelp, Inc. (a)	4,530	175,311
Zillow Group, Inc. - Class C (a)	5,770	427,269
		2,316,959
LEISURE FACILITIES & SERVICES — 2.5%
Brinker International, Inc. (a)	2,620	346,600
Cheesecake Factory, Inc. (The)	5,910	280,370
Cinemark Holdings, Inc. (a)(b)	6,630	205,397
Cracker Barrel Old Country Store, Inc.	4,050	214,083
Dave & Buster’s Entertainment, Inc. (a)	5,280	154,123
Dutch Bros, Inc. - Class A (a)	3,370	176,521
Hyatt Hotels Corp. - Class A	1,030	161,689
Joby Aviation, Inc. (a)	17,450	141,869
Norwegian Cruise Line Holdings Ltd. (a)	13,400	344,782
Planet Fitness, Inc. - Class A (a)	2,430	240,254
Rocket Lab USA, Inc. (a)	11,230	286,028
Shake Shack, Inc. - Class A (a)	3,960	514,008
Six Flags Entertainment Corp.	5,794	279,213
Texas Roadhouse, Inc.	1,710	308,535
Vail Resorts, Inc.	1,850	346,783
Wendy’s Co. (The)	1,160	18,908
Wingstop, Inc.	910	258,622

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
LEISURE FACILITIES & SERVICES — 2.5%, continued
Wyndham Hotels & Resorts, Inc.	2,270	$228,793
		4,506,578
LEISURE PRODUCTS — 0.7%
Brunswick Corp.	2,580	166,874
Hasbro, Inc.	5,420	303,032
LCI Industries	2,340	241,933
Mattel, Inc. (a)	12,800	226,944
Peloton Interactive, Inc. - Class A (a)	14,340	124,758
Thor Industries, Inc. (b)	1,390	133,037
YETI Holdings, Inc. (a)	3,930	151,344
		1,347,922
MACHINERY — 3.2%
AGCO Corp.	2,520	235,570
Crane Co.	1,170	177,547
Enerpac Tool Group Corp.	11,030	453,223
ESCO Technologies, Inc.	2,330	310,379
Federal Signal Corp.	5,250	485,047
Flowserve Corp.	3,160	181,763
Franklin Electric Co., Inc.	6,300	613,935
Gates Industrial Corp. plc (a)	13,160	270,701
Graco, Inc.	3,590	302,601
Hillenbrand, Inc.	4,920	151,438
IDEX Corp.	1,630	341,143
John Bean Technologies Corp. (b)	3,355	426,421
Kennametal, Inc.	5,110	122,742
Lincoln Electric Holdings, Inc.	1,740	326,198
Lindsay Corp.	970	114,761
Middleby Corp. (The) (a)	1,480	200,466
MSA Safety, Inc.	120	19,892
Nordson Corp.	1,270	265,735
Stanley Black & Decker, Inc.	2,640	211,966
Tennant Co.	2,040	166,321
Toro Co. (The)	2,600	208,260
Zurn Elkay Water Solutions Corp.	7,100	264,830
		5,850,939
MEDICAL EQUIPMENT & DEVICES — 4.0%
Avantor, Inc. (a)	11,730	247,151
Bio-Rad Laboratories, Inc. - Class A (a)	540	177,395
Bio-Techne Corp.	4,350	313,330
Bruker Corp.	4,280	250,894
DENTSPLY SIRONA, Inc.	18,010	341,830
Embecta Corp.	10,000	206,500
Exact Sciences Corp. (a)	6,330	355,683
Glaukos Corp. (a)	3,820	572,771
Globus Medical, Inc. - Class A (a)	2,470	204,294
Inari Medical, Inc. (a)	6,720	343,056
Insulet Corp. (a)	1,050	274,124
Integer Holdings Corp. (a)	3,090	409,487
Integra LifeSciences Holdings Corp. (a)	8,290	188,017
Lantheus Holdings, Inc. (a)	2,350	210,231
Masimo Corp. (a)	1,170	193,401
Merit Medical Systems, Inc. (a)	7,340	709,925
Natera, Inc. (a)	3,620	573,046
Omnicell, Inc. (a)	3,670	163,388
Penumbra, Inc. (a)	1,280	303,974
Repligen Corp. (a)	2,040	293,638
Revvity, Inc. (b)	1,720	191,969

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
MEDICAL EQUIPMENT & DEVICES — 4.0%, continued
Solventum Corp. (a)	4,610	$304,537
Tandem Diabetes Care, Inc. (a)	4,450	160,289
Teleflex, Inc.	1,030	183,319
		7,172,249
METALS & MINING — 0.6%
Alcoa Corp.	8,510	321,508
Century Aluminum Co. (a)	5,320	96,930
MP Materials Corp. (a)(b)	7,590	118,404
Royal Gold, Inc.	1,920	253,152
Rubrik Inc. - Class A (a)	2,110	137,910
United States Steel Corp.	6,520	221,615
		1,149,519
OIL & GAS PRODUCERS — 2.1%
Antero Midstream Corp.	29,890	451,040
Antero Resources Corp (a)	10,410	364,870
California Resources Corp. (b)	6,140	318,605
CNX Resources Corp. (a)	4,050	148,513
Core Laboratories, Inc.	6,190	107,149
Crescent Energy Co. - Class A	21,360	312,070
EQT Corp.	11,550	532,571
Kinetik Holdings, Inc.	2,980	168,996
Murphy Oil Corp.	9,130	276,274
Ovintiv, Inc.	11,090	449,145
Sitio Royalties Corp. - Class A	8,390	160,920
SM Energy Co.	5,650	218,994
Viper Energy, Inc.	4,930	241,915
		3,751,062
OIL & GAS SERVICES & EQUIPMENT — 0.2%
Weatherford International plc	4,090	292,967

PUBLISHING & BROADCASTING — 0.8%
Liberty Media Corp. - Liberty Formula One - Class C (a)	8,920	826,527
New York Times Co. (The) - Class A	3,410	177,490
Nexstar Media Group, Inc.	740	116,898
TKO Group Holdings, Inc. (a)	2,490	353,854
		1,474,769
REAL ESTATE SERVICES — 0.4%
AGNC Investment Corp. (b)	33,700	310,377
Jones Lang LaSalle, Inc. (a)	1,210	306,300
Marcus & Millichap, Inc.	3,440	131,614
		748,291
REITS — 6.1%
Acadia Realty Trust (b)	8,150	196,904
Agree Realty Corp.	2,580	181,761
Alexander & Baldwin, Inc.	7,290	129,325
American Assets Trust, Inc.	5,770	151,520
American Homes 4 Rent - Class A	8,640	323,309
Americold Realty Trust, Inc.	11,170	239,038
Brixmor Property Group, Inc.	8,430	234,691
BXP, Inc. (b)	4,690	348,748
Camden Property Trust	2,490	288,940
CareTrust REIT, Inc.	12,330	333,526
CubeSmart	5,380	230,533
DiamondRock Hospitality Co. (b)	16,380	147,911
Douglas Emmett, Inc.	21,700	402,752

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
REITS — 6.1%, continued
EastGroup Properties, Inc.	1,030	$165,305
Elme Communities	9,070	138,499
EPR Properties	3,010	133,283
Equity LifeStyle Properties, Inc.	5,320	354,312
Essential Properties Realty Trust, Inc.	7,790	243,671
Federal Realty Investment Trust	2,380	266,441
Franklin BSP Realty Trust, Inc.	9,042	113,387
Healthpeak Properties, Inc.	13,130	266,145
Highwoods Properties, Inc.	11,470	350,753
Host Hotels & Resorts, Inc.	23,450	410,844
Kimco Realty Corp.	14,850	347,935
Lamar Advertising Co. - Class A (b)	2,770	337,220
LTC Properties, Inc.	3,780	130,599
Macerich Co. (The)	11,680	232,666
NNN REIT, Inc.	5,050	206,292
Omega Healthcare Investors, Inc.	8,680	328,538
Outfront Media, Inc.	2,566	45,526
Phillips Edison & Co., Inc.	5,910	221,389
Regency Centers Corp.	5,340	394,786
Retail Opportunity Investments Corp.	7,820	135,755
Rexford Industrial Realty, Inc.	7,530	291,110
Ryman Hospitality Properties, Inc. (b)	1,690	176,335
Sabra Health Care REIT, Inc.	6,980	120,894
SL Green Realty Corp. (b)	6,610	448,951
Sunstone Hotel Investors, Inc.	16,190	191,690
Tanger, Inc.	11,650	397,614
Texas Pacific Land Corp. (b)	270	298,609
UDR, Inc.	5,510	239,189
Uniti Group, Inc.	44,310	243,705
Urban Edge Properties	9,260	199,090
Vornado Realty Trust	4,650	195,486
W.P. Carey, Inc. (b)	4,480	244,070
		11,079,047
RENEWABLE ENERGY — 0.2%
Array Technologies, Inc. (a)	25,830	156,013
Enphase Energy, Inc. (a)	2,640	181,315
		337,328
RETAIL - CONSUMER STAPLES — 1.8%
Albertsons Cos., Inc. - Class A	12,320	241,965
BJ’s Wholesale Club Holdings, Inc. (a)	3,100	276,985
Casey’s General Stores, Inc.	570	225,851
Five Below, Inc. (a)	2,370	248,755
Grocery Outlet Holding Corp. (a)	2,360	36,840
Hims & Hers Health, Inc. (a)(b)	4,740	114,613
Murphy USA, Inc.	2,200	1,103,850
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,450	159,109
PriceSmart, Inc.	2,730	251,624
Sprouts Farmers Market, Inc. (a)	1,820	231,267
Walgreen Boots Alliance, Inc. (b)	44,730	417,331
		3,308,190
RETAIL - DISCRETIONARY — 4.6%
Abercrombie & Fitch Co. - Class A (a)	1,420	212,247
Academy Sports & Outdoors, Inc.	4,920	283,048
American Eagle Outfitters, Inc.	9,550	159,198
Asbury Automotive Group, Inc. (a)	1,750	425,302
AutoNation, Inc. (a)(b)	710	120,586
Bath & Body Works, Inc.	6,710	260,147

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
RETAIL - DISCRETIONARY — 4.6%, continued
Beacon Roofing Supply, Inc. (a)	2,070	$210,271
Boot Barn Holdings, Inc. (a)(b)	2,330	353,741
Buckle, Inc. (The) (b)	5,380	273,358
Builders FirstSource, Inc. (a)	3,290	470,240
Caleres, Inc. (b)	5,500	127,380
CarMax, Inc. (a)	5,520	451,315
CAVA Group, Inc. (a)	2,400	270,720
Dick’s Sporting Goods, Inc.	1,530	350,125
Floor & Decor Holdings, Inc. - Class A (a)(b)	3,070	306,079
Foot Locker, Inc. (a)	6,690	145,574
Freshpet, Inc. (a)	1,160	171,808
GameStop Corp. - Class A (a)(b)	12,010	376,393
Gap, Inc. (The)	7,270	171,790
GMS, Inc. (a)	4,420	374,949
Group 1 Automotive, Inc.	1,190	501,561
Hertz Global Holdings, Inc. (a)	360	1,318
La-Z-Boy, Inc.	4,470	194,758
Lithia Motors, Inc.	650	232,329
Macy’s, Inc.	8,010	135,609
Monro, Inc.	4,740	117,552
RH (a)	490	192,859
Signet Jewelers Ltd.	1,700	137,207
Urban Outfitters, Inc. (a)	7,160	392,941
Victoria’s Secret & Co. (a)	5,330	220,769
Williams-Sonoma, Inc. (b)	3,500	648,130
		8,289,304
SEMICONDUCTORS — 2.2%
Astera Labs, Inc. (a)(b)	3,870	512,581
Axcelis Technologies, Inc. (a)	4,880	340,966
Diodes, Inc. (a)	5,940	366,320
Entegris, Inc.	4,030	399,212
FormFactor, Inc. (a)(b)	10,210	449,240
Lattice Semiconductor Corp. (a)	3,450	195,442
MACOM Technology Solutions Holdings, Inc. (a)	1,550	201,360
Onto Innovation, Inc. (a)	1,560	260,005
Qorvo, Inc. (a)	4,430	309,790
Semtech Corp. (a)	3,970	245,545
SiTime Corp. (a)	950	203,804
Skyworks Solutions, Inc.	1,580	140,114
Trump Media & Technology Group Corp. (a)	3,200	109,120
Veeco Instruments, Inc. (a)	7,960	213,328
		3,946,827
SOFTWARE — 7.3%
ACI Worldwide, Inc. (a)	4,180	216,984
Adeia, Inc.	13,401	187,346
Affirm Holdings, Inc. (a)	7,230	440,307
Altair Engineering, Inc. - Class A (a)	1,580	172,394
Appfolio, Inc. - Class A (a)	520	128,294
Aspen Technology, Inc. (a)	760	189,719
BILL Holdings, Inc. (a)(b)	3,120	264,295
BlackLine, Inc. (a)	3,640	221,166
Box, Inc. - Class A (a)	12,330	389,628
C3.ai, Inc. - Class A (a)	3,880	133,588
Calix, Inc. (a)	4,210	146,803
CCC Intelligent Solutions Holdings, Inc. (a)	11,410	133,839
Clearwater Analytics Holdings, Inc. - Class A (a)	5,880	161,818
Confluent Inc. - Class A (a)	6,800	190,128

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
SOFTWARE — 7.3%, continued
Dayforce, Inc. (a)(b)	4,880	$354,483
DocuSign, Inc. (a)	8,010	720,419
Doximity, Inc. - Class A (a)	2,740	146,289
Dropbox, Inc. - Class A (a)	5,760	173,030
Duolingo, Inc. (a)	1,100	356,653
Dynatrace, Inc. (a)	8,630	469,040
Elastic N.V. (a)	2,780	275,442
Five9, Inc. (a)	4,620	187,757
Freshworks, Inc. - Class A (a)	11,740	189,836
Guidewire Software, Inc. (a)	1,180	198,924
HashiCorp, Inc. - Class A (a)	2,790	95,446
IonQ, Inc. (a)(b)	5,180	216,369
Manhattan Associates, Inc. (a)	1,790	483,730
Nutanix, Inc. - Class A (a)	7,370	450,897
OneStream, Inc. (a)	80	2,282
Paycom Software, Inc.	1,530	313,604
Paylocity Holding Corp. (a)	1,160	231,385
Privia Health Group, Inc. (a)	7,680	150,144
Procore Technologies, Inc. (a)	3,590	268,999
Progress Software Corp.	6,410	417,612
PTC, Inc. (a)	2,580	474,385
Qualys, Inc. (a)	1,170	164,057
Samsara, Inc. - Class A (a)	5,550	242,480
SentinelOne, Inc. - Class A (a)	8,530	189,366
Smartsheet, Inc. - Class A (a)	4,210	235,886
Sprinklr, Inc. - Class A (a)	13,550	114,498
SPS Commerce, Inc. (a)	4,760	875,792
Tenable Holdings, Inc. (a)	3,260	128,379
Twilio, Inc. - Class A (a)	4,320	466,906
UiPath, Inc. - Class A (a)	18,940	240,727
Unity Software, Inc. (a)	11,790	264,921
Upstart Holdings, Inc. (a)	2,320	142,842
Varonis Systems, Inc. (a)	3,110	138,177
Verra Mobility Corp. (a)	12,180	294,512
Workiva, Inc. (a)	1,450	158,775
Zeta Global Holdings Corp. - Class A (a)	1,920	34,541
Ziff Davis, Inc. (a)	4,620	251,051
ZoomInfo Technologies, Inc. - Class A (a)	15,530	163,220
		13,259,165
SPECIALTY FINANCE — 2.0%
Air Lease Corp.	3,330	160,539
Ally Financial, Inc.	8,260	297,443
Annaly Capital Management, Inc. (b)	18,290	334,707
Bread Financial Holdings, Inc.	6,590	402,386
Encore Capital Group, Inc. (a)	3,150	150,476
Essent Group Ltd.	2,930	159,509
First American Financial Corp.	2,340	146,110
FTAI Aviation Ltd.	1,410	203,096
MGIC Investment Corp.	4,340	102,901
Mr. Cooper Group, Inc. (a)	4,730	454,127
OneMain Holdings, Inc.	3,410	177,763
SoFi Technologies, Inc. (a)	32,360	498,344
Starwood Property Trust, Inc. (b)	10,140	192,153
Walker & Dunlop, Inc.	4,120	400,505
		3,680,059
STEEL — 0.8%
ATI, Inc. (a)	8,120	446,925

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
STEEL — 0.8%, continued
Carpenter Technology Corp.	3,190	$541,375
Reliance, Inc.	1,120	301,571
Steel Dynamics, Inc.	1,890	215,592
		1,505,463
TECHNOLOGY HARDWARE — 3.0%
Aurora Innovation, Inc. (a)	26,090	164,367
Benchmark Electronics, Inc.	4,010	182,054
Ciena Corp. (a)	2,770	234,924
Credo Technology Group Holding Ltd. (a)	3,750	252,037
Extreme Networks, Inc. (a)	8,710	145,805
F5, Inc. (a)	1,470	369,661
Fabrinet (a)	920	202,290
InterDigital, Inc.	2,710	524,981
Jabil, Inc.	2,130	306,507
Juniper Networks, Inc.	6,120	229,194
Knowles Corp. (a)	12,900	257,097
Lumentum Holdings, Inc. (a)	1,890	158,665
NCR Atleos Corp. (a)	4,060	137,715
NCR Voyix Corp. (a)	9,620	133,141
Pitney Bowes, Inc.	22,640	163,914
Plexus Corp. (a)	4,420	691,642
Pure Storage, Inc. - Class A (a)	9,020	554,099
Sanmina Corp. (a)	7,940	600,820
TD SYNNEX Corp.	1,680	197,030
		5,505,943
TECHNOLOGY SERVICES — 2.4%
CSG Systems International, Inc.	3,400	173,774
DXC Technology Co. (a)	620	12,388
EPAM Systems, Inc. (a)	1,670	390,479
EVERTEC, Inc.	7,140	246,544
Genpact Ltd.	4,890	210,025
HealthEquity, Inc. (a)	2,430	233,159
Insight Enterprises, Inc. (a)	4,720	717,912
Jack Henry & Associates, Inc. (b)	1,660	290,998
Kyndryl Holdings, Inc. (a)	6,150	212,790
LiveRamp Holdings, Inc. (a)	5,760	174,931
Maximus, Inc.	1,860	138,849
Morningstar, Inc.	700	235,732
Payoneer Global, Inc. (a)	20,400	204,816
Sabre Corp. (a)	63,890	233,199
Shift4 Payments, Inc. - Class A (a)(b)	2,500	259,450
Toast, Inc. - Class A (a)	12,360	450,522
WEX, Inc. (a)	1,090	191,099
		4,376,667
TELECOMMUNICATIONS — 0.6%
Cogent Communications Holdings, Inc.	4,860	374,560
Frontier Communications Parent, Inc. (a)	7,510	260,597
Lumen Technologies, Inc. (a)	34,620	183,832
Telephone and Data Systems, Inc.	7,730	263,671
		1,082,660
TRANSPORTATION & LOGISTICS — 2.4%
Alaska Air Group, Inc. (a)	7,210	466,847
American Airlines Group, Inc. (a)	23,470	409,082
ArcBest Corp.	4,470	417,140
C.H. Robinson Worldwide, Inc.	2,780	287,230
GXO Logistics, Inc. (a)	750	32,625

	Shares	Fair Value
COMMON STOCKS — 98.2%, continued
TRANSPORTATION & LOGISTICS — 2.4%, continued
Hub Group, Inc. - Class A	6,960	$310,138
JetBlue Airways Corp. (a)	27,380	215,207
Knight-Swift Transportation Holdings, Inc.	4,160	220,646
Matson, Inc.	5,230	705,213
RXO, Inc. (a)	7,490	178,562
Ryder System, Inc.	1,040	163,134
Saia, Inc. (a)(b)	660	300,782
SkyWest, Inc. (a)	2,870	287,373
XPO, Inc. (a)	3,010	394,762
		4,388,741
TRANSPORTATION EQUIPMENT — 0.4%
Greenbrier Cos., Inc. (The)	5,620	342,764
Trinity Industries, Inc.	11,670	409,617
		752,381
WHOLESALE - CONSUMER STAPLES — 0.8%
Andersons, Inc. (The)	9,150	370,758
Bunge Global S.A.	3,030	235,613
United Natural Foods, Inc. (a)	10,430	284,843
US Foods Holding Corp. (a)	6,940	468,173
		1,359,387
WHOLESALE - DISCRETIONARY — 0.7%
Aramark	7,620	284,302
G-III Apparel Group Ltd. (a)	3,190	104,058
LKQ Corp.	5,180	190,365
OPENLANE, Inc. (a)	11,140	221,018
Pool Corp.	950	323,893
ScanSource, Inc. (a)	4,950	234,877
		1,358,513

TOTAL COMMON STOCKS (COST $141,188,093)		$177,746,698

RIGHTS — 0.0% (c)
MEDICAL EQUIPMENT & DEVICES — 0.0% (c)
OmniAb, Inc. (a)(d)(e) (COST $0)	2,092	992

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	$150,000	$147,658
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	280,000	271,160
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	180,000	168,308
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	220,000	211,232
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	200,000	191,033
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	170,000	158,141
Capital Impact Partners Investment (e)	5.750%	06/15/25	200,000	200,996
Capital Impact Partners Investment (e)	4.500%	12/15/25	170,000	169,869
Capital Impact Partners Investment (e)	5.000%	12/15/26	200,000	201,119
TOTAL CORPORATE NOTES (COST $1,770,000)				$1,719,516

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
December 31, 2024

	Shares	Fair Value
MONEY MARKET FUNDS — 1.8%
First American Government Obligations Fund - Class X, 4.41% (f) (COST $3,310,194)	3,310,194	$3,310,194

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 6.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (f)(g) (COST $11,263,875)	11,263,875	11,263,875

TOTAL INVESTMENTS - (COST $157,532,162) — 107.2%		$ 194,041,275
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2%)		(13,059,676)
NET ASSETS — 100.0%		$ 180,981,599

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $10,933,639 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $992 as of December 31, 2024, representing 0.0% (c) of net assets.

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	$150,000	$147,658	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	280,000	271,160	0.2%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	168,308	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	211,232	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	191,033	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	170,000	158,141	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/17/24	200,000	200,996	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	170,000	169,869	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	201,119	0.1%
OmniAb, Inc.	11/02/22	—	992	0.0	%(c)
		$1,770,000	$1,720,508	1.0%

(f)	The rate shown is the 7-day effective yield as of December 31, 2024.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

December 31, 2024

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 70.5%
Praxis Impact Bond Fund - Class I	1,839,068	$16,974,598

EQUITY FUND — 29.5%
Praxis Growth Index Fund - Class I	43,849	2,153,879
Praxis International Index Fund - Class I	167,843	2,156,779
Praxis Small Cap Index Fund - Class I	49,713	594,562
Praxis Value Index Fund - Class I	126,935	2,208,663
		7,113,883

TOTAL AFFILIATED MUTUAL FUNDS (COST $21,609,161)		$24,088,481

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 4.41% (b) (COST $6,829)	6,829	6,829

TOTAL INVESTMENTS - (COST $21,615,990) — 100.0%		$24,095,310
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(9,664)
NET ASSETS — 100.0%		$24,085,646

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

December 31, 2024

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 40.5%
Praxis Impact Bond Fund - Class I	4,136,062	$38,175,852

EQUITY FUND — 59.5%
Praxis Growth Index Fund - Class I	298,514	14,662,989
Praxis International Index Fund - Class I	1,321,894	16,986,341
Praxis Small Cap Index Fund - Class I	782,612	9,360,035
Praxis Value Index Fund - Class I	863,837	15,030,768
		56,040,133

TOTAL AFFILIATED MUTUAL FUNDS (COST $69,983,769)		$94,215,985

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 4.41% (b) (COST $1,804)	1,804	1,804

TOTAL INVESTMENTS - (COST $69,985,573) — 100.0%		$94,217,789
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(36,951)
NET ASSETS — 100.0%		$94,180,838

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

December 31, 2024

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 20.4%
Praxis Impact Bond Fund - Class I	2,470,533	$22,803,018

EQUITY FUND — 79.7%
Praxis Growth Index Fund - Class I	457,135	22,454,468
Praxis International Index Fund - Class I	2,104,382	27,041,312
Praxis Small Cap Index Fund - Class I	1,402,460	16,773,418
Praxis Value Index Fund - Class I	1,322,694	23,014,879
		89,284,077

TOTAL AFFILIATED MUTUAL FUNDS (COST $75,741,082)		$112,087,095

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 4.41% (b) (COST $1,129)	1,129	1,129

TOTAL INVESTMENTS - (COST $75,742,211) — 100.0%		$112,088,224
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(41,191)
NET ASSETS — 100.0%		$112,047,033

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

December 31, 2024

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$1,069,964,359	$338,824,309	$392,864,050	$279,972,890	$157,532,162
Investments in unaffiliated securities, at fair value*	$991,414,604	$474,431,031	$507,956,048	$679,817,187	$194,041,275
Cash	14,711	19,077	—	8,929	—
Receivable for capital shares sold	2,874,426	1,985,392	1,750,797	2,364,801	672,583
Receivable for investments sold	70	—	—	—	—
Receivable for dividends and interest	6,913,916	743,163	638,171	210,337	185,071
Receivable for tax reclaims	—	766,600	—	—	—
Prepaid expenses and other assets	57,778	25,723	34,964	51,289	23,519
Total Assets	1,001,275,505	477,970,986	510,379,980	682,452,543	194,922,448

Liabilities
Due to custodian	—	—	212,537	—	—
Payable for capital shares redeemed	745,737	354,731	247,510	378,591	91,026
Payable for investments purchased	—	—	—	—	2,497,779
Payable for return of collateral received for securities on loan	15,625,075	36,999,660	14,791,582	8,027,625	11,263,875
Accrued expenses and other payables:
Investment advisory fees	292,296	155,104	105,317	134,217	48,564
Administration fees	33,808	15,498	18,003	23,815	6,592
Distribution fees	6,510	2,791	9,531	24,200	1,422
Other	115,613	108,309	67,590	82,311	31,591
Total Liabilities	16,819,039	37,636,093	15,452,070	8,670,759	13,940,849

Net Assets	$984,456,466	$440,334,893	$494,927,910	$673,781,784	$180,981,599

Components of Net Assets
Paid-in capital	$1,075,246,540	$350,962,711	$373,722,216	$248,902,232	$129,044,338
Distributable earnings (accumulated deficit)	(90,790,074)	89,372,182	121,205,694	424,879,552	51,937,261
Net Assets	$984,456,466	$440,334,893	$494,927,910	$673,781,784	$180,981,599

Pricing of Class A Shares
Net assets attributable to Class A shares	$30,602,629	$12,841,657	$45,273,396	$112,124,330	$6,463,175
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	3,299,556	1,003,513	2,579,851	2,312,964	603,821
Net asset value, offering price and redemption price per share*	$9.27	$12.80	$17.55	$48.48	$10.70
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$9.63	$13.51	$18.52	$51.17	$11.29

Pricing of Class I Shares
Net assets attributable to Class I shares	$953,853,837	$427,493,236	$449,654,514	$561,657,454	$174,518,424
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	103,345,746	33,261,208	25,843,366	11,432,368	14,586,745
Net asset value and redemption price per share	$9.23	$12.85	$17.40	$49.13	$11.96
*Includes fair value of securities on loan	$15,267,611	$35,619,257	$14,491,260	$7,856,663	$10,933,639

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

December 31, 2024

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$21,609,161	$69,983,769	$75,741,082
Investments in unaffiliated securities, at cost	6,829	1,804	1,129
Investments in affiliated securities, at fair value	$24,088,481	$94,215,985	$112,087,095
Investments in unaffiliated securities, at fair value	6,829	1,804	1,129
Receivable for capital shares sold	123	4,460	8,680
Receivable for investments sold	329	7,272	—
Receivable for dividends	22	—	—
Prepaid expenses and other assets	8,346	11,290	12,604
Total Assets	24,104,130	94,240,811	112,109,508

Liabilities
Payable for capital shares redeemed	452	11,538	3,180
Payable for investments purchased	—	—	4,238
Accrued expenses and other payables:
Investment advisory fees	1,035	4,089	4,846
Administration fees	622	2,461	2,916
Distribution fees	5,173	20,443	24,231
Other	11,202	21,442	23,064
Total Liabilities	18,484	59,973	62,475

Net Assets	$24,085,646	$94,180,838	$112,047,033

Components of Net Assets
Paid-in capital	$22,011,617	$69,437,140	$74,860,538
Distributable earnings	2,074,029	24,743,698	37,186,495
Net Assets	$24,085,646	$94,180,838	$112,047,033

Pricing of Class A Shares
Net assets attributable to Class A shares	$24,085,646	$94,180,838	$112,047,033
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,059,841	6,066,757	5,888,990
Net asset value and redemption price per share	$11.69	$15.52	$19.03
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.34	$16.38	$20.08

See accompanying notes to financial statements.

Statements of Operations

For the year ended December 31, 2024

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment Income
Dividends	$928,397	$13,678,757	$11,830,843	$4,124,258	$2,590,758
Foreign tax withholding	—	(1,612,002)	(646)	(374)	(3,858)
Securities lending income	47,402	542,636	21,141	15,797	87,654
Interest	35,569,550	148,594	193,367	214,616	59,460
Total Investment Income	36,545,349	12,757,985	12,044,705	4,354,297	2,734,014

Expenses
Investment advisory fees	3,307,114	1,760,317	1,237,821	1,439,231	529,117
Administration fees	387,688	208,049	217,058	258,017	75,081
Transfer agent fees - Class A	36,967	21,381	32,269	52,705	9,342
Transfer agent fees - Class I	178,213	57,505	158,321	139,181	24,880
Distribution fees - Class A	77,295	31,737	96,997	255,623	15,565
Custodian fees	58,671	113,696	82,750	50,062	21,010
Registration fees - Class A	9,127	8,113	6,374	11,217	14,039
Registration fees - Class I	67,891	38,710	77,089	41,582	29,131
Trustee fees and expenses	74,239	34,438	42,662	48,453	14,141
Legal fees	71,507	33,101	40,033	46,881	13,640
Pricing fees	105,611	74,885	7,652	4,364	12,242
Audit and tax services fees	42,208	23,429	27,596	34,100	14,395
Insurance fees	29,113	15,657	16,682	18,937	5,777
Other expenses	87,591	45,844	61,699	52,132	27,876
Total Expenses	4,533,235	2,466,862	2,105,003	2,452,485	806,236
Recoupment of prior Class A expenses contractually reduced by Investment Adviser	—	—	—	—	97
Net Expenses	4,533,235	2,466,862	2,105,003	2,452,485	806,333

Net Investment Income	32,012,114	10,291,123	9,939,702	1,901,812	1,927,681

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(1,241,823)	(1,220,112)	5,722,852	25,794,913	27,252,187
Net realized losses on foreign currency transactions	—	(119,806)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(15,385,997)	18,890,741	36,124,989	148,859,497	(14,142,178)
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	(47,118)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(16,627,820)	17,503,705	41,847,841	174,654,410	13,110,009
Net Change in Net Assets from Operations	$15,384,294	$27,794,828	$51,787,543	$176,556,222	$15,037,690

See accompanying notes to financial statements.

Statements of Operations, continued

For the year ended December 31, 2024

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment Income
Dividends from affiliates	$707,371	$2,274,099	$2,316,771
Dividends from non-affiliates	338	88	56
Total Investment Income	707,709	2,274,187	2,316,827

Expenses
Distribution fees - Class A	60,578	234,857	273,481
Transfer agent fees	20,248	64,199	93,307
Investment advisory fees	12,115	46,971	54,695
Registration and filing fees	25,143	26,356	27,785
Administration fees	8,835	30,106	34,750
Audit and tax services fees	8,416	11,344	11,895
Custodian fees	6,228	6,228	6,228
Shareholder reporting expenses	963	3,158	4,395
Trustee fees and expenses	530	2,020	2,339
Legal fees	311	1,197	1,386
Insurance expense	94	322	357
Other expenses	6,860	9,607	10,571
Total Expenses	150,321	436,365	521,189

Net Investment Income	557,388	1,837,822	1,795,638

Realized and Unrealized Gains on Investments
Net realized gains on investments in affiliates	454,925	2,207,643	1,757,367
Long-term capital gain distributions from investments in affiliates	189,376	1,264,736	1,896,967
Change in unrealized appreciation/(depreciation) of investments in affiliates	87	2,755,374	6,309,997
Net Realized and Unrealized Gains on Investments	644,388	6,227,753	9,964,331
Net Change in Net Assets from Operations	$1,201,776	$8,065,575	$11,759,969

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
From Operations
Net investment income	$32,012,114	$22,949,915	$10,291,123	$9,154,404
Net realized losses from investments and foreign currency transactions	(1,241,823)	(3,056,586)	(1,339,918)	(2,867,450)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(15,385,997)	23,096,179	18,843,623	45,720,498
Net Change in Net Assets from Operations	15,384,294	42,989,508	27,794,828	52,007,452

Distributions to Shareholders
Class A	(949,240)	(845,817)	(317,895)	(345,315)
Class I	(31,354,181)	(22,459,720)	(12,503,552)	(12,341,428)
Change in Net Assets from Distributions to Shareholders	(32,303,421)	(23,305,537)	(12,821,447)	(12,686,743)

Change in Net Assets from Capital Transactions (Note 6)	148,068,293	164,118,235	29,087,197	18,522,157
Change in Net Assets	131,149,166	183,802,206	44,060,578	57,842,866

Net Assets
Beginning of year	853,307,300	669,505,094	396,274,315	338,431,449
End of year	$984,456,466	$853,307,300	$440,334,893	$396,274,315

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
From Operations
Net investment income	$9,939,702	$7,497,839	$1,901,812	$4,693,033	$1,927,681	$1,971,632
Net realized gains (losses) from investments	5,722,852	41,979,215	25,794,913	10,026,710	27,252,187	(3,355,617)
Net change in unrealized appreciation/(depreciation) on investments	36,124,989	32,660,654	148,859,497	114,400,560	(14,142,178)	26,103,637
Net Change in Net Assets from Operations	51,787,543	82,137,708	176,556,222	129,120,303	15,037,690	24,719,652

Distributions to Shareholders
Class A	(3,940,286)	(1,366,548)	(1,575,485)	(1,551,973)	(44,503)	(56,032)
Class I	(42,963,564)	(22,753,504)	(9,221,941)	(9,035,271)	(1,979,292)	(2,065,645)
Change in Net Assets from Distributions to Shareholders	(46,903,850)	(24,120,052)	(10,797,426)	(10,587,244)	(2,023,795)	(2,121,677)

Change in Net Assets from Capital Transactions (Note 6)	(9,927,646)	43,373,339	(32,752,551)	(28,112,331)	2,654,846	(6,550,302)
Change in Net Assets	(5,043,953)	101,390,995	133,006,245	90,420,728	15,668,741	16,047,673

Net Assets
Beginning of year	499,971,863	398,580,868	540,775,539	450,354,811	165,312,858	149,265,185
End of year	$494,927,910	$499,971,863	$673,781,784	$540,775,539	$180,981,599	$165,312,858

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
From Operations
Net investment income	$557,388	$484,489	$1,837,822	$1,545,794	$1,795,638	$1,537,589
Net realized gains (losses) on investments in affiliates	454,925	(67,910)	2,207,643	(99,107)	1,757,367	(210,652)
Long-term capital gain distributions from investments in affiliates	189,376	110,011	1,264,736	688,928	1,896,967	1,007,209
Net change in unrealized appreciation/(depreciation) on investments in affiliates	87	1,720,626	2,755,374	9,054,589	6,309,997	12,626,445
Net Change in Net Assets from Operations	1,201,776	2,247,216	8,065,575	11,190,204	11,759,969	14,960,591

Distributions to Class A Shareholders	(1,156,894)	(519,806)	(3,963,024)	(2,081,269)	(3,679,590)	(2,350,618)

Change in Net Assets from Capital Transactions (Note 6)	(531,796)	(1,339,994)	(138,697)	2,280,173	318,485	3,830,100
Change in Net Assets	(486,914)	387,416	3,963,854	11,389,108	8,398,864	16,440,073

Net Assets
Beginning of year	24,572,560	24,185,144	90,216,984	78,827,876	103,648,169	87,208,096
End of year	$24,085,646	$24,572,560	$94,180,838	$90,216,984	$112,047,033	$103,648,169

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the year indicated

Praxis Impact Bond Fund - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$9.45	$9.19	$10.78	$11.19	$10.67
Net investment income (a)	0.29	0.24	0.17	0.14	0.19
Net realized and unrealized gains (losses) on investments	(0.18)	0.26	(1.58)	(0.39)	0.60
Total from investment operations	0.11	0.50	(1.41)	(0.25)	0.79
Less distributions from:
Net investment income	(0.29)	(0.24)	(0.18)	(0.16)	(0.20)
Net realized gains	—	—	—	—	(0.07)
Total distributions	(0.29)	(0.24)	(0.18)	(0.16)	(0.27)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$9.27	$9.45	$9.19	$10.78	$11.19
Total return (excludes sales charge)	1.17%	5.56%	(13.12%)	(2.23%)	7.45%
Net assets at end of year (in 000s)	$30,603	$33,489	$29,546	$41,413	$48,146
Ratio of expenses to average net assets	0.85%	0.88%	0.94%	0.88%	0.92%
Ratio of net investment income to average net assets	3.05%	2.60%	1.74%	1.28%	1.72%
Portfolio turnover rate	8.03%	13.19%	21.12%	14.68%	31.27%

Praxis Impact Bond Fund - Class I

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$9.40	$9.15	$10.72	$11.14	$10.62
Net investment income (a)	0.32	0.28	0.21	0.18	0.23
Net realized and unrealized gains (losses) on investments	(0.17)	0.25	(1.56)	(0.39)	0.61
Total from investment operations	0.15	0.53	(1.35)	(0.21)	0.84
Less distributions from:
Net investment income	(0.32)	(0.28)	(0.22)	(0.21)	(0.25)
Net realized gains	—	—	—	—	(0.07)
Total distributions	(0.32)	(0.28)	(0.22)	(0.21)	(0.32)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$9.23	$9.40	$9.15	$10.72	$11.14
Total return	1.63%	5.87%	(12.65%)	(1.93%)	7.94%
Net assets at end of year (in 000s)	$953,854	$819,818	$639,959	$773,270	$680,940
Ratio of expenses to average net assets	0.47%	0.49%	0.49%	0.48%	0.52%
Ratio of net investment income to average net assets	3.43%	3.00%	2.20%	1.68%	2.08%
Portfolio turnover rate	8.03%	13.19%	21.12%	14.68%	31.27%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis International Index Fund - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$12.33	$11.07	$13.50	$12.82	$11.50
Net investment income (a)	0.25	0.23	0.20	0.18	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	0.54	1.38	(2.46)	0.75	1.32
Total from investment operations	0.79	1.61	(2.26)	0.93	1.42
Less distributions from:
Net investment income	(0.32)	(0.35)	(0.17)	(0.25)	(0.10)
Paid-in capital from redemption fees	—	—	—	—	—
Net asset value at end of year	$12.80	$12.33	$11.07	$13.50	$12.82
Total return (excludes sales charge)	6.42%	14.51%	(16.72%)	7.22%	12.37%
Net assets at end of year (in 000s)	$12,842	$12,463	$10,526	$10,859	$11,251
Ratio of expenses to average net assets	1.02%	1.10%	1.24%	1.20%	1.30%
Ratio of net investment income to average net assets	1.91%	1.98%	1.71%	1.32%	0.92%
Portfolio turnover rate	29.01%	19.21%	37.48%	39.58%	86.12%

Praxis International Index Fund - Class I

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$12.38	$11.11	$13.53	$12.86	$11.53
Net investment income (a)	0.32	0.29	0.27	0.27	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	0.53	1.38	(2.46)	0.74	1.34
Total from investment operations	0.85	1.67	(2.19)	1.01	1.52
Less distributions from:
Net investment income	(0.38)	(0.40)	(0.23)	(0.34)	(0.19)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$12.85	$12.38	$11.11	$13.53	$12.86
Total return	6.88%	15.07%	(16.18%)	7.83%	13.18%
Net assets at end of year (in 000s)	$427,493	$383,812	$327,905	$370,796	$308,764
Ratio of expenses to average net assets	0.56%	0.60%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets	2.40%	2.46%	2.36%	1.94%	1.62%
Portfolio turnover rate	29.01%	19.21%	37.48%	39.58%	86.12%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Value Index Fund - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$17.41	$15.18	$17.32	$14.42	$15.13
Net investment income (a)	0.31	0.23	0.26	0.22	0.26
Net realized and unrealized gains (losses) on investments	1.51	2.80	(1.63)	3.30	0.26 (b)
Total from investment operations	1.82	3.03	(1.37)	3.52	0.52
Less distributions from:
Net investment income	(0.32)	(0.16)	(0.07)	(0.31)	—
Net realized gains	(1.36)	(0.64)	(0.70)	(0.31)	(1.23)
Total distributions	(1.68)	(0.80)	(0.77)	(0.62)	(1.23)
Paid-in capital from redemption fees	—	—	—	0.00 (c)	0.00 (c)
Net asset value at end of year	$17.55	$17.41	$15.18	$17.32	$14.42
Total return (excludes sales charge)	10.30%	20.04%	(7.86%)	24.52%	3.58%
Net assets at end of year (in 000s)	$45,273	$30,598	$25,497	$22,442	$18,863
Ratio of expenses to average net assets	0.68%	0.70%	0.75%	0.78%	0.91%
Ratio of net investment income to average net assets	1.64%	1.39%	1.63%	1.34%	1.90%
Portfolio turnover rate	32.18%	45.27%	53.35%	28.06%	44.98%

Praxis Value Index Fund - Class I

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$17.26	$15.05	$17.18	$14.30	$15.02
Net investment income (a)	0.36	0.28	0.31	0.28	0.32
Net realized and unrealized gains (losses) on investments	1.51	2.78	(1.61)	3.29	0.27 (b)
Total from investment operations	1.87	3.06	(1.30)	3.57	0.59
Less distributions from:
Net investment income	(0.37)	(0.21)	(0.13)	(0.38)	(0.08)
Net realized gains	(1.36)	(0.64)	(0.70)	(0.31)	(1.23)
Total distributions	(1.73)	(0.85)	(0.83)	(0.69)	(1.31)
Paid-in capital from redemption fees	—	—	—	0.00 (c)	0.00 (c)
Net asset value at end of year	$17.40	$17.26	$15.05	$17.18	$14.30
Total return	10.65%	20.42%	(7.55%)	25.08%	4.07%
Net assets at end of year (in 000s)	$449,655	$469,374	$373,084	$417,164	$290,133
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.44%
Ratio of net investment income to average net assets	1.94%	1.70%	1.98%	1.73%	2.32%
Portfolio turnover rate	32.18%	45.27%	53.35%	28.06%	44.98%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Growth Index Fund - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$36.94	$29.04	$42.88	$33.96	$27.23
Net investment income (a)	0.03	0.23	0.10	0.03	0.11
Net realized and unrealized gains (losses) on investments	12.20	8.33	(12.27)	10.69	8.80
Total from investment operations	12.23	8.56	(12.17)	10.72	8.91
Less distributions from:
Net investment income	(0.11)	(0.23)	—	(0.03)	(0.10)
Net realized gains	(0.58)	(0.43)	(1.67)	(1.77)	(2.08)
Total distributions	(0.69)	(0.66)	(1.67)	(1.80)	(2.18)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$48.48	$36.94	$29.04	$42.88	$33.96
Total return (excludes sales charge)	33.04%	29.48%	(28.42%)	31.60%	32.81%
Net assets at end of year (in 000s)	$112,124	$88,260	$72,214	$109,319	$90,516
Ratio of expenses to average net assets	0.63%	0.66%	0.67%	0.66%	0.75%
Ratio of net investment income to average net assets	0.07%	0.70%	0.28%	0.08%	0.38%
Portfolio turnover rate	16.48%	35.55%	49.76%	18.17%	28.05%

Praxis Growth Index Fund - Class I

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$37.41	$29.40	$43.27	$34.25	$27.45
Net investment income (a)	0.16	0.33	0.21	0.15	0.21
Net realized and unrealized gains (losses) on investments	12.38	8.44	(12.39)	10.79	8.87
Total from investment operations	12.54	8.77	(12.18)	10.94	9.08
Less distributions from:
Net investment income	(0.24)	(0.33)	(0.02)	(0.15)	(0.20)
Net realized gains	(0.58)	(0.43)	(1.67)	(1.77)	(2.08)
Total distributions	(0.82)	(0.76)	(1.69)	(1.92)	(2.28)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$49.13	$37.41	$29.40	$43.27	$34.25
Total return	33.44%	29.82%	(28.18%)	31.97%	33.19%
Net assets at end of year (in 000s)	$561,657	$452,516	$378,141	$420,287	$309,772
Ratio of expenses to average net assets	0.35%	0.37%	0.36%	0.36%	0.43%
Ratio of net investment income to average net assets	0.35%	0.98%	0.60%	0.38%	0.69%
Portfolio turnover rate	16.48%	35.55%	49.76%	18.17%	28.05%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Small Cap Index Fund - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$9.99	$8.70	$11.00	$9.69	$8.85
Net investment income (a)	0.05	0.06	0.03	0.02	0.02
Net realized and unrealized gains (losses) on investments	0.73	1.32	(2.24)	2.52	0.90
Total from investment operations	0.78	1.38	(2.21)	2.54	0.92
Less distributions from:
Net investment income	(0.07)	(0.09)	—	(0.03)	(0.04)
Net realized gains	—	—	(0.09)	(1.20)	(0.04)
Total distributions	(0.07)	(0.09)	(0.09)	(1.23)	(0.08)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$10.70	$9.99	$8.70	$11.00	$9.69
Total return (excludes sales charge)	7.86%	15.87%	(20.08%)	26.53%	10.39%
Net assets at end of year (in 000s)	$6,463	$6,141	$5,296	$6,656	$5,173
Ratio of net expenses to average net assets	1.03%	1.12%	1.11%	1.12%	1.12%
Ratio of gross expenses to average net assets*	1.03%	1.04%	1.09%	1.12%	1.37%
Ratio of net investment income to average net assets	0.47%	0.63%	0.37%	0.13%	0.25%
Portfolio turnover rate	82.31%	38.41%	35.74%	40.95%	39.21%

Praxis Small Cap Index Fund - Class I

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$11.15	$9.68	$12.17	$10.60	$9.66
Net investment income (a)	0.13	0.13	0.11	0.11	0.08
Net realized and unrealized gains (losses) on investments	0.82	1.49	(2.50)	2.76	0.98
Total from investment operations	0.95	1.62	(2.39)	2.87	1.06
Less distributions from:
Net investment income	(0.14)	(0.15)	(0.01)	(0.10)	(0.08)
Net realized gains	—	—	(0.09)	(1.20)	(0.04)
Total distributions	(0.14)	(0.15)	(0.10)	(1.30)	(0.12)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$11.96	$11.15	$9.68	$12.17	$10.60
Total return	8.49%	16.67%	(19.60%)	27.36%	11.04%
Net assets at end of year (in 000s)	$174,518	$159,172	$143,969	$166,462	$134,490
Ratio of expenses to average net assets	0.44%	0.44%	0.43%	0.43%	0.45%
Ratio of net investment income to average net assets	1.12%	1.32%	1.02%	0.83%	0.94%
Portfolio turnover rate	82.31%	38.41%	35.74%	40.95%	39.21%

*	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Conservative Portfolio - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$11.66	$10.85	$12.99	$12.99	$12.20
Net investment income (a)	0.27	0.22	0.17	0.20	0.26
Net realized and unrealized gains (losses) on investments	0.33	0.84	(2.06)	0.37	0.99
Total from investment operations	0.60	1.06	(1.89)	0.57	1.25
Less distributions from:
Net investment income	(0.27)	(0.23)	(0.17)	(0.20)	(0.27)
Net realized gains	(0.30)	(0.02)	(0.08)	(0.37)	(0.19)
Total distributions	(0.57)	(0.25)	(0.25)	(0.57)	(0.46)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$11.69	$11.66	$10.85	$12.99	$12.99
Total return (excludes sales charge)	5.16%	9.77%	(14.59%)	4.42%	10.28%
Net assets at end of year (in 000s)	$24,086	$24,573	$24,185	$28,609	$27,763
Ratio of net expenses to average net assets†	0.62%	0.62%	0.58%	0.60%	0.60%
Ratio of gross expenses to average net assets†	0.62%	0.62%	0.58%	0.58%**	0.58%**
Ratio of net investment income to average net assets†*	2.30%	1.98%	1.43%	1.50%	2.05%
Portfolio turnover rate	12.40%	10.52%	13.60%	15.51%	28.90%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Balanced Portfolio - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$14.84	$13.31	$16.30	$15.40	$14.30
Net investment income (a)	0.31	0.26	0.17	0.33	0.34
Net realized and unrealized gains (losses) on investments	1.04	1.62	(2.79)	1.47	1.50
Total from investment operations	1.35	1.88	(2.62)	1.80	1.84
Less distributions from:
Net investment income	(0.31)	(0.26)	(0.17)	(0.32)	(0.34)
Net realized gains	(0.36)	(0.09)	(0.20)	(0.58)	(0.40)
Total distributions	(0.67)	(0.35)	(0.37)	(0.90)	(0.74)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$15.52	$14.84	$13.31	$16.30	$15.40
Total return (excludes sales charge)	9.03%	14.15%	(16.06%)	11.77%	12.97%
Net assets at end of year (in 000s)	$94,181	$90,217	$78,828	$95,935	$87,527
Ratio of expenses to average net assets†	0.46%	0.47%	0.47%	0.46%	0.49%
Ratio of net investment income to average net assets†*	1.96%	1.82%	1.21%	2.01%	2.38%
Portfolio turnover rate	13.43%	10.51%	12.96%	15.28%	21.52%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Growth Portfolio - Class A

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$17.63	$15.42	$19.15	$17.17	$15.79
Net investment income (a)	0.31	0.27	0.17	0.43	0.40
Net realized and unrealized gains (losses) on investments	1.73	2.35	(3.44)	2.43	1.81
Total from investment operations	2.04	2.62	(3.27)	2.86	2.21
Less distributions from:
Net investment income	(0.31)	(0.27)	(0.16)	(0.42)	(0.39)
Net realized gains	(0.33)	(0.14)	(0.30)	(0.46)	(0.44)
Total distributions	(0.64)	(0.41)	(0.46)	(0.88)	(0.83)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$19.03	$17.63	$15.42	$19.15	$17.17
Total return (excludes sales charge)	11.52%	16.98%	(17.05%)	16.72%	14.08%
Net assets at end of year (in 000s)	$112,047	$103,648	$87,208	$100,854	$85,649
Ratio of expenses to average net assets†	0.48%	0.49%	0.48%	0.49%	0.54%
Ratio of net investment income to average net assets†*	1.64%	1.63%	1.02%	2.28%	2.59%
Portfolio turnover rate	12.86%	7.57%	10.46%	12.90%	18.36%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

Notes to Financial Statements	December 31, 2024

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of December 31, 2024 the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

The Funds and Portfolios have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s and Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Trust. Each Fund and Portfolio operates as a single operating segment. Each Fund’s and Portfolio’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund and Portfolio, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

Regulatory Update:

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically

Notes to Financial Statements, continued	December 31, 2024

calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Praxis Investment Management, Inc. (the “Adviser”), investment adviser to the Funds and Portfolios, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Mutual Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of December 31, 2024, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Municipal Bonds	$—	$10,169,156	$—	$10,169,156
Corporate Bonds	—	278,620,731	—	278,620,731
Corporate Notes	—	9,507,584	—	9,507,584
Foreign Governments	—	49,271,108	—	49,271,108
Commercial Mortgage-Backed Securities	—	30,524	—	30,524
U.S. Government Agencies	—	547,763,980	—	547,763,980
Asset Backed Securities	—	54,779,043	—	54,779,043
Money Market Funds	22,450,881	—	—	22,450,881
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	15,625,075
Investment Companies	3,196,522	—	—	3,196,522
Total Investments	$25,647,403	$950,142,126	$—	$991,414,604

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$432,753,891	$—	$869	$432,754,760
Corporate Notes	—	4,015,239	—	4,015,239
Money Market Funds	661,372	—	—	661,372
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	36,999,660
Total Investments	$433,415,263	$4,015,239	$869	$474,431,031

Notes to Financial Statements, continued	December 31, 2024

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$488,445,776	$—	$—	$488,445,776
Corporate Notes	—	4,718,690	—	4,718,690
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	14,791,582
Total Investments	$488,445,776	$4,718,690	$—	$507,956,048

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$663,790,873	$—	$—	$663,790,873
Corporate Notes	—	6,147,594	—	6,147,594
Money Market Funds	1,851,095	—	—	1,851,095
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	8,027,625
Total Investments	$665,641,968	$6,147,594	$—	$679,817,187

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$177,746,698	$—	$—	$177,746,698
Rights	—	—	992	992
Corporate Notes	—	1,719,516	—	1,719,516
Money Market Funds	3,310,194	—	—	3,310,194
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	11,263,875
Total Investments	$181,056,892	$1,719,516	$992	$194,041,275

*

Investments purchased with cash proceeds from securities lending are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets & Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$24,088,481	$—	$—	$24,088,481
Money Market Funds	6,829	—	—	6,829
Total Investments	$24,095,310	$—	$—	$24,095,310

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$94,215,985	$—	$—	$94,215,985
Money Market Funds	1,804	—	—	1,804
Total Investments	$94,217,789	$—	$—	$94,217,789

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$112,087,095	$—	$—	$112,087,095
Money Market Funds	1,129	—	—	1,129
Total Investments	$112,088,224	$—	$—	$112,088,224

Notes to Financial Statements, continued	December 31, 2024

The following is a reconciliation of Level 3 instruments held in the International Index Fund and Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2024:

	International Index Fund	Small Cap Index Fund
Balance as of December 31, 2023	$869	$1,730
Change in Unrealized Appreciation (Depreciation)	—	(738)
Balance as of December 31, 2024	$869	$992

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of December 31, 2024 for the International Index Fund and Small Cap Index Fund was $0 and $(738), respectively.

The following tables summarize the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

International Index Fund
	12/31/2024	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Common Stocks	$869	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. An decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Small Cap Index Fund
	12/31/2024	Valuation Technique	Unobservable Input	Range	Impact to Valuation from a Increase in Input *
Rights	$992	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. An decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

Notes to Financial Statements, continued	December 31, 2024

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2024, the Funds and Portfolios did not incur any interest or penalties.

Notes to Financial Statements, continued	December 31, 2024

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the year ended December 31, 2024 were as follows:

	Purchases	Sales
Impact Bond Fund	$102,602,075	$43,351,980
International Index Fund	149,008,375	123,556,256
Value Index Fund	166,192,714	212,128,298
Growth Index Fund	100,680,619	145,593,903
Small Cap Index Fund	146,676,722	144,953,366
Conservative Portfolio	3,002,631	3,946,458
Balanced Portfolio	12,598,577	13,598,609
Growth Portfolio	14,376,401	14,046,972

During the year ended December 31, 2024, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for Praxis Impact Bond Fund were $112,462,329 and $29,779,364, respectively.

During the year ended December 31, 2024, the Value Index Fund sold securities to the Growth Index Fund and the Small Cap Index Fund and the Growth Index Fund sold securities to the Value Index Fund. These transactions, which were effected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Purchasing Fund	Net Proceeds	Net Gain
Value Index Fund	Growth Index Fund	$26,822,433	$6,092,873
Value Index Fund	Small Cap Index Fund	1,126,667	27,884
Growth Index Fund	Value Index Fund	30,241,859	10,437,373

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the year ended December 31, 2024
Affiliate	Fair Value at December 31, 2023	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at December 31, 2024	Dividend Income	Long-Term Capital Gain Distributions	Shares at December 31, 2024
Conservative Portfolio
Growth Index - Class I	$2,264,723	$157,925	$(900,193)	$546,787	$84,637	$2,153,879	$10,305	$27,484	43,849
Impact Bond - Class I	17,204,337	2,219,666	(2,124,449)	(263,201)	(61,755)	16,974,598	580,621	—	1,839,068
International Index - Class I	2,229,367	177,153	(333,891)	51,432	32,718	2,156,779	62,305	—	167,843
Small Cap Index - Class I	606,337	69,668	(125,958)	16,276	28,239	594,562	6,724	—	49,713
Value Index - Class I	2,272,532	378,219	(461,967)	103,631	(83,752)	2,208,663	47,416	161,892	126,935
Total	$24,577,296	$3,002,631	$(3,946,458)	$454,925	$87	$24,088,481	$707,371	$189,376	2,227,408

	For the year ended December 31, 2024
Affiliate	Fair Value at December 31, 2023	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at December 31, 2024	Dividend Income	Long-Term Capital Gain Distributions	Shares at December 31, 2024
Balanced Portfolio
Growth Index - Class I	$14,393,409	$1,015,670	$(4,908,230)	$2,477,310	$1,684,830	$14,662,989	$70,209	$183,532	298,514
Impact Bond - Class I	36,124,880	6,228,125	(3,522,417)	(562,027)	(92,709)	38,175,852	1,284,263	—	4,136,062
International Index - Class I	16,381,685	1,626,500	(1,648,332)	75,218	551,270	16,986,341	491,001	—	1,321,894
Small Cap Index - Class I	8,912,511	1,212,712	(1,474,658)	98,732	610,738	9,360,035	105,943	—	782,612
Value Index - Class I	14,440,515	2,515,570	(2,044,972)	118,410	1,245	15,030,768	322,683	1,081,204	863,837
Total	$90,253,000	$12,598,577	$(13,598,609)	$2,207,643	$2,755,374	$94,215,985	$2,274,099	$1,264,736	7,402,919

Notes to Financial Statements, continued	December 31, 2024

	For the year ended December 31, 2024
Affiliate	Fair Value at December 31, 2023	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at December 31, 2024	Dividend Income	Long-Term Capital Gain Distributions	Shares at December 31, 2024
Growth Portfolio
Growth Index - Class I	$21,194,543	$1,428,976	$(6,345,218)	$1,861,061	$4,315,106	$22,454,468	$107,354	$275,375	457,135
Impact Bond - Class I	20,759,181	4,127,385	(1,697,163)	(316,503)	(69,882)	22,803,018	746,089	—	2,470,533
International Index - Class I	25,106,077	2,850,796	(1,847,896)	54,174	878,161	27,041,312	780,767	—	2,104,382
Small Cap Index - Class I	15,365,723	2,275,789	(2,085,846)	124,257	1,093,495	16,773,418	189,595	—	1,402,460
Value Index - Class I	21,264,778	3,693,455	(2,070,849)	34,378	93,117	23,014,879	492,966	1,621,592	1,322,694
Total	$103,690,302	$14,376,401	$(14,046,972)	$1,757,367	$6,309,997	$112,087,095	$2,316,771	$1,896,967	7,757,204

5. Related Party Transactions:

The Adviser changed its name from Everence Capital Management, Inc. to Praxis Investment Management, Inc. on October 30, 2024.

The Adviser provides investment advisory services to the Funds and Portfolios. During the year ended December 31, 2024, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.36%
International Index Fund**	0.41%
Value Index Fund***	0.24%
Growth Index Fund***	0.23%
Small Cap Index Fund***	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*

The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net asset over $500 million. Rate disclosed above represents the effective rate charged during the year.

**

The International Index Fund’s fee is subject to a tier schedule as follows: 0.50% on the average daily net assets up to $100 million and 0.38% on the average daily net asset over $100 million, and 0.35% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the year.

***

The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net asset of each Fund over $200 million. Rates disclosed above represents the effective rate charged during the year.

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2025. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of December 31, 2024 were:

Small Cap Index Fund (Class A)	1.10%

For the year ended December 31, 2024, the Adviser recouped $97 of past investment advisory fees from the Small Cap Index Fund.

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Notes to Financial Statements, continued	December 31, 2024

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the year ended December 31, 2024 as follows:

Impact Bond Fund	$2,011
International Index Fund	1,276
Value Index Fund	6,223
Growth Index Fund	18,698
Small Cap Index Fund	2,097
Conservative Portfolio	4,534
Balanced Portfolio	25,538
Growth Portfolio	40,000

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may compensate or reimburse the Underwriter or certain third parties for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution. These fees are reflected as Distribution Fees on the Statements of Operations.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as Administration Fees on the Statements of Operations.

Notes to Financial Statements, continued	December 31, 2024

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$7,377,882	$9,518,037	$3,280,645	$3,381,691
Dividends reinvested	870,286	761,801	308,943	335,467
Cost of shares redeemed	(10,527,101)	(7,112,939)	(3,660,006)	(3,015,709)
Class A Share Transactions	$(2,278,933)	$3,166,899	$(70,418)	$701,449
Class I Shares:
Proceeds from shares issued	$378,231,136	$336,674,060	$167,166,260	$84,152,362
Dividends reinvested	17,002,384	12,348,750	5,613,483	5,593,168
Cost of shares redeemed	(244,886,294)	(188,071,474)	(143,622,128)	(71,924,822)
Class I Share Transactions	$150,347,226	$160,951,336	$29,157,615	$17,820,708
Net change from capital transactions	$148,068,293	$164,118,235	$29,087,197	$18,522,157
Share Transactions:
Class A Shares:
Issued	787,025	1,024,482	253,873	286,749
Reinvested	92,967	82,581	24,118	27,229
Redeemed	(1,124,050)	(777,400)	(285,335)	(254,296)
Change in Class A Shares:	(244,058)	329,663	(7,344)	59,682
Class I Shares:
Issued	40,658,560	36,542,540	12,700,602	7,102,400
Reinvested	1,825,140	1,346,043	436,507	452,156
Redeemed	(26,322,506)	(20,664,257)	(10,880,616)	(6,075,083)
Change in Class I Shares:	16,161,194	17,224,326	2,256,493	1,479,473
Net change from share transactions	15,917,136	17,553,989	2,249,149	1,539,155

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$22,677,791	$7,481,321	$8,249,276	$4,964,435	$1,542,861	$771,624
Dividends reinvested	3,765,232	1,296,149	1,526,227	1,519,694	43,555	52,695
Cost of shares redeemed	(11,688,429)	(7,447,543)	(12,873,956)	(9,714,115)	(1,687,209)	(750,859)
Class A Share Transactions	$14,754,594	$1,329,927	$(3,098,453)	$(3,229,986)	$(100,793)	$73,460
Class I Shares:
Proceeds from shares issued	$169,301,774	$161,683,003	$213,905,554	$106,967,357	$68,239,522	$32,989,597
Dividends reinvested	30,118,609	16,660,224	6,680,462	6,372,230	921,429	1,003,780
Cost of shares redeemed	(224,102,923)	(136,299,815)	(250,240,114)	(138,221,932)	(66,405,312)	(40,617,139)
Class I Share Transactions	$(24,682,540)	$42,043,412	$(29,654,098)	$(24,882,345)	$2,755,639	$(6,623,762)
Net change from capital transactions	$(9,927,946)	$43,373,339	$(32,752,551)	$(28,112,331)	$2,654,846	$(6,550,302)
Share Transactions:
Class A Shares:
Issued	1,247,740	456,897	190,072	148,030	151,777	83,991
Reinvested	207,858	74,490	30,377	41,197	4,070	5,202
Redeemed	(633,674)	(453,487)	(296,974)	(286,406)	(166,863)	(83,403)
Change in Class A Shares:	821,924	77,900	(76,525)	(97,179)	(11,016)	5,790
Class I Shares:
Issued	9,348,544	9,782,029	4,611,716	3,195,436	5,749,234	3,272,419
Reinvested	1,673,072	963,576	131,475	170,199	77,043	88,830
Redeemed	(12,380,189)	(8,339,038)	(5,405,603)	(4,132,576)	(5,521,025)	(3,948,803)
Change in Class I Shares:	(1,358,573)	2,406,567	(662,412)	(766,941)	305,252	(587,554)
Net change from share transactions	(536,649)	2,484,467	(738,937)	(864,120)	294,236	(581,764)

Notes to Financial Statements, continued	December 31, 2024

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,655,522	$1,612,005	$8,424,855	$8,505,001	$10,049,033	$8,361,014
Dividends reinvested	1,150,348	514,413	3,934,846	2,072,823	3,644,569	2,336,069
Cost of shares redeemed	(3,337,666)	(3,466,412)	(12,498,398)	(8,297,651)	(13,375,117)	(6,866,983)
Class A Share Transactions	$(531,796)	$(1,339,994)	$(138,697)	$2,280,173	$318,485	$3,830,100
Net change from capital transactions	$(531,796)	$(1,339,994)	$(138,697)	$2,280,173	$318,485	$3,830,100
Share Transactions:
Class A Shares:
Issued	138,354	144,009	544,031	603,723	537,798	504,106
Reinvested	96,550	45,291	248,188	141,743	187,168	132,222
Redeemed	(282,909)	(310,508)	(803,444)	(588,335)	(715,023)	(414,052)
Change in Class A Shares:	(48,005)	(121,208)	(11,225)	157,131	9,943	222,276
Net change from share transactions	(48,005)	(121,208)	(11,225)	157,131	9,943	222,276

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the years ended December 31, 2024 and 2023 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	2024	2023	2024	2023	2024	2023
From ordinary income	$32,303,421	$23,305,537	$12,821,447	$12,686,743	$10,668,351	$6,081,679
From long-term capital gains	—	—	—	—	36,235,499	18,038,373
Total distributions	$32,303,421	$23,305,537	$12,821,447	$12,686,743	$46,903,850	$24,120,052

	Growth Index Fund		Small Cap Index Fund
	2024	2023	2024	2023
From ordinary income	$2,945,684	$4,498,368	$2,023,795	$2,121,677
From long-term capital gains	7,851,742	6,088,876	—	—
Total distributions	$10,797,426	$10,587,244	$2,023,795	$2,121,677

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2024	2023	2024	2023	2024	2023
From ordinary income	$579,605	$513,951	$2,059,308	$1,599,147	$1,864,186	$1,537,854
From long-term capital gains	577,289	5,855	1,903,716	482,122	1,815,404	812,764
Total distributions	$1,156,894	$519,806	$3,963,024	$2,081,269	$3,679,590	$2,350,618

The following information was computed on a tax basis for each item as of December 31, 2024:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$1,070,241,484	$343,628,389	$393,997,024
Gross unrealized appreciation	1,845,102	143,683,701	126,429,874
Gross unrealized depreciation	(80,671,982)	(12,881,059)	(12,470,850)
Net unrealized appreciation (depreciation) on investments	$(78,826,880)	$130,802,642	$113,959,024
Net unrealized depreciation on foreign currency transactions	—	(20,878)	—
Undistributed ordinary income	—	—	7,246,670
Accumulated capital and other losses	(11,963,194)	(41,409,582)	—
Distributable earnings (accumulated deficit)	$(90,790,074)	$89,372,182	$121,205,694

Notes to Financial Statements, continued	December 31, 2024

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$280,597,145	$157,852,859
Gross unrealized appreciation	402,275,583	37,760,303
Gross unrealized depreciation	(3,055,541)	(1,571,887)
Net unrealized appreciation on investments	$399,220,042	$36,188,416
Undistributed ordinary income	1,892,184	1,453,609
Undistributed long-term capital gains	23,767,326	14,295,236
Distributable earnings	$424,879,552	$51,937,261

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$22,385,129	$71,786,413	$77,513,526
Gross unrealized appreciation	3,715,177	26,499,951	37,270,857
Gross unrealized depreciation	(2,004,996)	(4,068,575)	(2,696,159)
Net unrealized appreciation on investments	$1,710,181	$22,431,376	$34,574,698
Undistributed ordinary income	608	59,092	4,484
Undistributed long-term capital gains	363,240	2,253,230	2,607,313
Distributable earnings	$2,074,029	$24,743,698	$37,186,495

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

For the latest tax year ended December 31, 2024, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Impact Bond	International Index
No expiration - short-term	$2,178,916	$41,409,582
No expiration - long-term	9,784,278	—
	$11,963,194	$41,409,582

During the year ended December 31, 2024, the following Fund utilized prior year CLCFs against current year gains:

Small Cap Index
Short-term utilized	$9,986,771
Long-term utilized	1,747,749
$11,734,520

Certain reclassifications, the result of permanent differences between financial statement and income tax requirements, have been made to components of net assets. Reclassifications result primarily from the differences in distribution designations, PFICs, tax equalization and net investment losses. These reclassifications, have no impact on the net assets or the NAV per share on the Funds and Portfolios and are designed to present each Fund’s or Portfolio’s capital accounts on a tax basis. The following reclassifications have been made to the following Funds and Portfolios for the year ended December 31, 2024:

	Paid-in Capital	Distibutable earnings (accumulated deficit)
Impact Bond Fund	$(41,067)	$41,067
International Index Fund	(150,619)	150,619
Value Index Fund	5,461,261	(5,461,261)
Growth Index Fund	2,072,028	(2,072,028)
Small Cap Index Fund	536,840	(536,840)
Conservative Portfolio	40,007	(40,007)
Balanced Portfolio	133,282	(133,282)
Growth Portfolio	142,277	(142,277)

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.

Notes to Financial Statements, continued	December 31, 2024

Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Funds’ Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The Funds’ collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Funds have measures in place to recall loaned securities to vote proxies.

As of December 31, 2024, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$15,267,611	$15,625,075
International Index Fund	35,619,257	36,999,660
Value Index Fund	14,491,260	14,791,582
Growth Index Fund	7,856,663	8,027,625
Small Cap Index Fund	10,933,639	11,263,875

9. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

10. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $170,000 in retainers and meeting fees during the year ended December 31, 2024.

11. Subsequent Events

The Funds and Portfolios evaluated subsequent events December 31, 2024 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements, other than discussed below:

Effective February 21, 2025, the Praxis Mutual Funds Trust changed its name to the Praxis Funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Praxis Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Praxis Mutual Funds comprising Praxis Impact Bond Fund, Praxis International Index Fund, Praxis Value Index Fund, Praxis Growth Index Fund, Praxis Small Cap Index Fund, Praxis Genesis Conservative Portfolio, Praxis Genesis Balanced Portfolio, and Praxis Genesis Growth Portfolio (the “Funds”) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent, and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 26, 2025

Additional Information (unaudited)	December 31, 2024

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year ended December 31, 2024 qualify for the corporate dividends received deduction:

Value Index Fund	96.46%
Growth Index Fund	100.00%
Small Cap Index Fund	78.99%
Conservative Portfolio	39.13%
Balanced Portfolio	76.19%
Growth Portfolio	99.75%

Qualified Dividend Income

The Funds and Portfolios have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2024.

Capital Gain Distribution

For the year ended December 31, 2024, the following Funds designated long-term capital gain distributions:

Value Index Fund	$36,235,499
Growth Index Fund	7,851,742
Conservative Portfolio	617,297
Balanced Portfolio	2,036,998
Growth Portfolio	1,957,681

Foreign Source Income and Expense

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The passthrough of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2024 Form 1099-DIV. The per share amounts designated were:

	Foreign Source Income	Foreign Tax Expense
International Index Fund	$0.3966	$0.0429
Conservative Portfolio	0.0302	0.0035
Balanced Portfolio	0.0809	0.0093
Growth Portfolio	0.1326	0.0152

Changes in Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Additional Information, continued (unaudited)	December 31, 2024

Statement Regarding Basis for Approval of Investment Advisory Agreement

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting on November 15, 2024, the Funds’ Board of Trustees, which consists of a majority of Independent Trustees, unanimously approved one-year renewals of the Investment Advisory Agreement for each Fund and the Sub-Investment Advisory Agreement for the International Index Fund.

The Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual contract review process. The Trustees reviewed and evaluated all this information and considered factors they believed, considering legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The Board considered each Fund, including each of its classes, and each Agreement separately. The Board’s conclusions with respect to the approvals were based in part on the Board’s evaluation of the Agreements in prior years and their experience with the nature and quality of services provided under the Agreements in prior years. The Board’s determinations were not based on any single factor, and individual Trustees may have weighed certain factors differently.

INVESTMENT ADVISORY AGREEMENT WITH PRAXIS INVESTMENT MANAGEMENT, INC. (FORMERLY EVERENCE CAPITAL MANAGEMENT, INC.)

In approving the continuation of the Investment Advisory Agreement between each Fund and Praxis Investment Management, Inc. (“Praxis” or the “Adviser”), the Board gave weight to the following factors, among others.

Nature, Quality and Extent of Services

The Board examined the nature, quality, and extent of services the Adviser provides to the Funds. Among other things, the Board considered the Adviser’s experience in serving as investment adviser to the Funds, including the experience of the investment professionals and other senior personnel at the Adviser providing services to the Funds. The Board also considered the Adviser’s performance in fulfilling its responsibilities for overseeing the Funds’ legal and compliance environment, and the Adviser’s responsiveness in implementing Board directives and addressing Board requests relating to the Funds. In addition, the Board considered the Adviser’s record and experience providing portfolio management services to the Funds that the Adviser manages directly, the qualifications of the portfolio managers responsible for the day-to-day portfolio management of each of those Funds, and the Adviser’s infrastructure and resources available to the portfolio managers. For the International Index Fund, the Board also considered the Adviser’s effectiveness in overseeing the Sub-Adviser. The Board also considered that the Adviser is responsible for developing and integrating key elements of the Funds’, Impact X strategies, including values and risk based screens for the Funds, inclusion of material environmental, social and governance factors in the investment selection process for the Funds, shareholder advocacy on behalf of the Funds, and values-based proxy voting for the Funds. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that it was satisfied with the nature, quality and extent of services provided to the Funds by the Adviser.

Investment Performance

In evaluating each Fund’s investment performance, the Board considered the Fund’s investment objectives, strategies, and risks, as disclosed in the Fund’s prospectus. The Board also considered each Fund’s historical investment performance relative to its benchmark and peer group. The Board evaluated Fund performance gross of fees and net of fees. The Board also considered the impact of the Funds’ values and risk based screens on Fund performance. The Board evaluated each class of each Fund. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board reached the following conclusions about each Fund’s investment performance, for the periods ended September 30, 2024:

Impact Bond Fund: performance was in line with expectations. The Board noted that the Fund’s gross performance exceeded its benchmark index for the one-, three-, five- and ten-year periods, and measured against its peer group, Class I ranked between the 27th and 40th percentiles and Class A ranked between the 66th and 78th percentiles over those periods.

Value Index Fund: performance was in line with expectations. The Board noted that while the Fund’s gross performance trailed its benchmark index for the one-, three-, five- and ten-year periods, variation from the index was reasonable, and measured against its peer group, Class I ranked between the 22nd and 52nd percentiles and Class A ranked between the 34th and 55th percentiles over those periods.

Growth Index Fund: performance was in line with expectations. The Board noted that the Fund’s gross performance exceeded its benchmark index for the three-, five- and ten-year periods and trailed the index for the one-year period, variation from the index was reasonable, and measured against its peer group, Class I ranked between the 23rd and 49th percentiles and Class A ranked between the 30th and 51st percentiles over those periods.

Additional Information, continued (unaudited)	December 31, 2024

Small Cap Index Fund: performance was mixed. The Board noted that Fund’s gross performance exceeded its benchmark index for the one-year period and trailed the index for the three-, five- and ten-year periods, and measured against its peer group, Class I ranked in between the 31st and 83rd percentiles and Class A ranked between the 42nd and 90th percentiles over those respective periods. The Board noted that prior to 2017, the Fund’s portfolio was managed by a sub-adviser, not the Adviser, and used a different small-cap investment strategy from its current strategy that seeks to track the performance of its benchmark index. The Board also noted that since implementing the index strategy, the performance variation from the index was reasonable.

Conservative Portfolio: performance was in line with expectations. The Board noted that the Fund’s gross performance exceeded its benchmark index for the five- and ten-year periods and trailed the index for the one- and three-year periods, and measured against its peer group, ranked between the 81st and 94th percentiles over those periods.

Balanced Portfolio: performance was in line with expectations. The Board noted that the Fund’s gross performance exceeded its benchmark index for the five-year period and trailed the index for the one-, three- and ten-year periods, although only by 3 basis points for the ten-year period, and measured against its peer group, ranked between the 55th, 54th, and 77th percentiles over those periods.

Growth Portfolio: performance was in line with expectations. The Board noted that the Fund’s gross performance trailed its benchmark index for the one-, three-, five- and ten-year periods, although only by 1 basis point for the five-year period, and measured against its peer group, ranked between the 43rd and 61st percentiles over those periods.

Costs of Services and Profitability

The Board then reviewed information regarding the costs of providing the advisory services to the Funds and the profits to be realized by the Adviser and its affiliates from their relationship with the Funds. In its review of the Funds’ total and net expenses, the Board considered the advisory fees, as well as other Fund expenses, such as transfer agent, custody, administration, legal, compliance and audit fees. The Board considered the components of the other expenses and the methodologies for allocating shared expenses. The Board also noted the effects of any current expense waivers and reimbursements on fees and expense levels, any proposed changes to the current waivers and reimbursements, and the duration of any waivers and reimbursements. In addition, the Board noted that the Adviser has been voluntarily paying the index licensing fees for the Funds, which has benefited the applicable Funds, and is discontinuing that practice. The Board considered the impact to the Adviser and the applicable Funds from the change. As part of its review, the Board considered the expense ratios and profitability information by Fund and class compared with peer group fund expense ratios. In addition, the Board reviewed the fee structures and other information provided by the Adviser regarding its services to other clients. For the International Index Fund, the Board considered that the Adviser had agreed to a reduced advisory fee schedule in 2024. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that the costs to each Fund of the services provided to the Fund by the Adviser were fair and reasonable.

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the investment advisory fee rates reflect those economies of scale for the benefit of Fund shareholders. The Board considered that the advisory fee schedules for the Impact Bond Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund and International Index Fund have breakpoints, and that the Adviser has represented that it would consider breakpoints for the Genesis Portfolios as they grew in size. The Board also considered the information provided regarding the expense levels of peer group funds. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board acknowledged the Adviser’s statement that current asset levels for the non-index-based Funds did not warrant breakpoints at this time.

Other Benefits

The Board discussed the extent to which the Adviser and its affiliates might derive other benefits, including soft dollar credits or other similar benefits from the Adviser’s relationship with the Funds. The Board noted that the Adviser does not generate soft dollar credits on Fund brokerage transactions. The Board also considered other potential benefits to the Adviser and its affiliates from their relationship with the Funds. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that such benefits were not material or were reasonable in relation to the services provided. In addition, the Board noted that the Funds benefit from their association with the Adviser and its affiliates, particularly in light of the Adviser’s commitment to socially responsible investing and shareholder advocacy.

SUB-INVESTMENT ADVISORY AGREEMENT WITH APERIO GROUP, LLC

In approving the continuation of the Sub-Investment Advisory Agreement between Praxis Investment Management, Inc. and Aperio Group, LLC (“Aperio”) with respect to portfolio management of Praxis International Index Fund, the Board considered the following factors, among others.

Additional Information, continued (unaudited)	December 31, 2024

Nature, Quality and Extent of Services

The Board evaluated the nature, extent, and quality of services Aperio provides to the Fund. Among other things, the Board considered Aperio’s experience in providing the investment strategy used by the Fund and in serving as Sub- Adviser to the Fund, including the experience its investment professionals and other senior personnel at Aperio providing services to the Fund. The Board considered Aperio’s compliance capabilities, its compliance record with respect to the Fund, and the quality of communication among the Adviser, Aperio and the Board. The Board considered Aperio’s compliance with the Fund’s investment objective and policies, as well as its implementation of the Fund’s principal investment strategy. The Board considered Aperio’s record and experience providing portfolio management services to the Fund. The Board considered Aperio’s responsiveness in implementing Board directives and addressing Board questions and requests relating to the Fund. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that it was satisfied with the nature, quality and extent of services provided to the International Index Fund by Aperio.

Investment Performance

The Board reviewed historical performance data for the International Index Fund and considered the Fund’s historical performance relative to its benchmark and peer groups. The Board also considered the impact of the Fund’s Stewardship Investing screens on Fund performance. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that, for the periods ended September 30, 2023, the Fund’s performance was in line with expectations. The Board noted that the Fund’s gross performance exceeded its benchmark index for the one-, three-, five- and ten-year periods, variation from the index was reasonable, and measured against its peer group, Class I ranked between the 23rd and 63rd percentiles and Class A ranked between the 33rd and 81st percentiles over those periods.

Costs of Services

The Board considered the costs of the services provided by Aperio to the International Index Fund and the response from Aperio regarding profitability. The Board also considered that Aperio had agreed to a reduced sub-advisory fee schedule in 2020. Based on these and other considerations, within the context of its overall determinations regarding the Agreements, the Board concluded that the costs to the International Index Fund of the services provided by Aperio were fair and reasonable.

Other Benefits

The Board considered the extent to which Aperio or its affiliates would derive other benefits, including soft dollar credits or other similar benefits, from Aperio’s relationship with the International Index Fund. The Board noted that Aperio does not generate soft dollar credits on Fund brokerage transactions. The Board also considered other potential benefits to Aperio and its affiliates from their relationship with the Funds. Based on these and other considerations, within the context of its overall determinations regarding the Sub-Investment Advisory Agreement, the Board concluded that Aperio and its affiliates did not derive material benefits from their relationship with the International Index Fund other than receipt of sub-advisory fees and potential benefits from their association with the Praxis Mutual Funds.

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Annual/Semi-Annual Financial Statements:

The Praxis Mutual Funds’ annual and semi-annual financial statements contain additional information on each Fund’s or Portfolio’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports, the prospectus and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports, the prospectus and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Investment Management
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

2250146

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Praxis Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Chad Horning
Chad Horning
Principal Executive Officer

Date	March 6, 2025

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	March 6, 2025

*	Print the name and title of each signing officer under his or her signature.